UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 – April 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise Funds Trust

2006 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE FUNDS TRUST

SEMI-ANNUAL REPORT

April 30, 2006

AXA ENTERPRISE CAPITAL APPRECIATION FUND

Asset Distribution as of 4/30/06	% of Net Assets
Consumer Discretionary	23.4%
Industrials	19.5
Financials	17.6
Health Care	15.9
Information Technology	7.9
Energy	5.8
Consumer Staples	4.5
Materials	1.4
Telecommunication Services	1.4
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05- 4/30/06
Class A
Actual	$1,000.00	$1,082.40	$7.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.16	7.70
Class B
Actual	1,000.00	1,079.30	10.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.43	10.44
Class C
Actual	1,000.00	1,079.50	10.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.43	10.44
Class Y
Actual	1,000.00	1,085.10	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after contractual waivers and reimbursements, if applicable) of 1.54%, 2.09%, 2.09% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE DEEP VALUE FUND

Asset Distribution as of 4/30/06	% of Net Assets
Financials	25.6%
Consumer Discretionary	15.1
Health Care	13.5
Industrials	11.7
Energy	10.0
Consumer Staples	9.5
Utilities	6.7
Information Technology	3.6
Telecommunication Services	1.8
Materials	0.5
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,090.40	$7.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,086.60	10.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,086.60	10.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,092.20	5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after contractual waivers and reimbursements, if applicable) of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE EQUITY FUND

Asset Distribution as of 4/30/06	% of Net Assets
Information Technology	44.3%
Financials	22.6
Consumer Discretionary	11.5
Health Care	11.5
Energy	5.4
Industrials	4.5
Consumer Staples	2.1
Cash and Other	(1.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,027.70	$8.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,025.80	10.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,025.70	10.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,029.90	5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE EQUITY INCOME FUND

Asset Distribution as of 4/30/06	% of Net Assets
Financials	27.7%
Industrials	16.2
Energy	12.0
Consumer Discretionary	9.0
Health Care	6.2
Information Technology	6.2
Materials	5.4
Telecommunication Services	5.3
Utilities	3.7
Consumer Staples	3.6
Cash and Other	4.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/01/05 - 4/30/06
Class A
Actual	$1,000.00	$1,129.10	$7.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,126.00	10.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,126.00	10.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,131.40	5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Asset Distribution as of 4/30/06	% of Net Assets
Commercial Banks	30.0%
Insurance	27.4
Diversified Financial Services	15.0
Capital Markets	10.2
Thrifts & Mortgage Finance	7.4
Real Estate Management & Development	4.7
Consumer Finance	2.7
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,218.00	$9.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.12	8.75
Class B
Actual	1,000.00	1,213.50	12.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class C
Actual	1,000.00	1,214.20	12.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class Y
Actual	1,000.00	1,220.00	7.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

Asset Distribution as of 4/30/06	% of Net Assets
U.S. Government Agencies	96.7%
Agency CMO	2.7
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,002.70	$6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,000.10	8.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class C
Actual	1,000.00	1,000.10	8.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class Y
Actual	1,000.00	1,005.00	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.25%, 1.80%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE GROWTH AND INCOME FUND

Asset Distribution as of 4/30/06	% of Net Assets
Financials	25.5%
Health Care	18.7
Information Technology	12.5
Consumer Discretionary	11.9
Industrials	11.9
Utilities	5.6
Consumer Staples	4.8
Energy	4.5
Telecommunication Services	4.2
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,083.40	$7.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,080.30	10.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,080.20	10.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,085.60	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE HIGH-YIELD BOND FUND

Asset Distribution as of 4/30/06	% of Net Assets
Long-Term Debt Securities	96.0%
Common Stocks	0.2
Warrants	0.0
Cash and Other	3.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1033.40	$6.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51
Class B
Actual	1,000.00	1,030.70	9.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class C
Actual	1,000.00	1,029.60	9.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class Y
Actual	1,000.00	1,035.70	4.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.30%, 1.85%, 1.85% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

Asset Distribution as of 4/30/06	% of Net Assets
Energy	39.5%
Materials	28.2
Industrials	11.2
Consumer Staples	5.0
Financials	4.3
Health Care	1.1
Utilities	0.7
Cash and Other	10.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	1,285.50	$10.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class B
Actual	1,000.00	1,281.90	13.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	11.98
Class C
Actual	1,000.00	1,281.40	13.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	11.98
Class Y
Actual	1,000.00	1,288.50	7.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.85%, 2.40%, 2.40% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE LARGE CAP GROWTH FUND

Asset Distribution as of 4/30/06	% of Net Assets
Information Technology	41.5%
Health Care	15.0
Consumer Discretionary	13.5
Industrials	7.7
Consumer Staples	7.4
Financials	6.8
Energy	2.4
Materials	2.4
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,058.30	$8.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,056.70	10.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,055.70	10.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,061.60	5.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

This Fund is closed to new investors.

AXA ENTERPRISE MONEY MARKET FUND

Asset Distribution as of 4/30/06	% of Net Assets
Commercial Paper	55.5%
Time Deposits	22.0
Variable Rate Securities	12.6
Certificates of Deposit	11.0
Cash and Other	(1.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,018.60	$3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,018.60	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class C
Actual	1,000.00	1,018.60	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class Y
Actual	1,000.00	1,018.60	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.70%, 0.70%, 0.70% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SHORT DURATION BOND FUND

Asset Distribution as of 4/30/06	% of Net Assets
Corporate Bonds	41.6%
Asset-Backed and Mortgage-Backed Securities	34.3
Government Securities	22.5
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,011.90	$4.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	1,008.20	8.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class C
Actual	1,000.00	1,008.20	8.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class Y
Actual	1,000.00	1,013.10	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.90%, 1.65%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

Asset Distribution as of 4/30/06	% of Net Assets
Information Technology	33.2%
Consumer Discretionary	18.9
Health Care	17.1
Industrials	10.6
Energy	7.4
Financials	4.7
Materials	4.5
Consumer Staples	2.4
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,233.70	$9.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,229.50	12.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,230.30	12.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class Y
Actual	1,000.00	1,236.30	6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SMALL COMPANY VALUE FUND

Asset Distribution as of 4/30/06	% of Net Assets
Industrials	31.2%
Consumer Discretionary	23.0
Materials	8.9
Consumer Staples	7.3
Utilities	7.1
Health Care	4.8
Telecommunication Services	4.7
Financials	4.2
Information Technology	4.1
Energy	0.6
Cash and Other	4.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,148.60	$8.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,145.40	11.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,144.40	11.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,150.70	6.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

Asset Distribution as of 4/30/06	% of Net Assets
Financials	30.7%
Information Technology	11.3
Energy	10.3
Materials	9.9
Industrials	9.6
Consumer Discretionary	8.2
Utilities	6.5
Telecommunication Services	4.9
Health Care	4.0
Consumer Staples	3.4
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,161.50	$9.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.12	8.75
Class B
Actual	1,000.00	1,157.50	12.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class C
Actual	1,000.00	1,157.60	12.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class Y
Actual	1,000.00	1,163.40	6.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

Asset Distribution as of 4/30/06	% of Net Assets
Florida	13.7%
Illinois	12.7
Texas	11.4
Colorado	7.2
Washington	6.9
Nevada	6.1
South Carolina	5.6
California	5.5
Missouri	4.7
Michigan	4.6
New York	4.6
Alabama	4.5
Ohio	4.4
South Dakota	4.3
Massachusetts	2.2
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,011.90	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,009.20	8.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class C
Actual	1,000.00	1,009.20	8.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class Y
Actual	1,000.00	1,014.10	3.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.10%, 1.65%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.4%)
Automobiles (0.6%)
Toyota Motor Corp. (ADR)	20,000	$2,342,600

Hotels, Restaurants & Leisure (11.1%)
Four Seasons Hotels, Inc.^	123,438	6,668,121
Las Vegas Sands Corp.*	115,847	7,508,044
MGM MIRAGE*	256,519	11,517,703
Starbucks Corp.*	171,357	6,386,475
Station Casinos, Inc.^	23,923	1,843,985
Wynn Resorts Ltd.*^	46,474	3,537,136
Yum! Brands, Inc.	163,697	8,459,861

		45,921,325

Household Durables (3.0%)
KB Home^	93,246	5,741,156
Lennar Corp., Class A^	94,255	5,177,427
Toll Brothers, Inc.*^	51,840	1,666,656

		12,585,239

Media (1.5%)
Comcast Corp., Class A*	203,706	6,304,701

Multiline Retail (1.5%)
Target Corp.	121,072	6,428,923

Specialty Retail (5.0%)
Home Depot, Inc.	204,645	8,171,475
Lowe’s Cos., Inc.	200,876	12,665,232

		20,836,707

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	90,787	2,997,787

Total Consumer Discretionary		97,417,282

Consumer Staples (4.5%)
Food & Staples Retailing (0.7%)
Walgreen Co.	69,456	2,912,290

Food Products (0.3%)
Archer-Daniels-Midland Co.	32,214	1,170,657

Household Products (3.5%)
Procter & Gamble Co.	249,377	14,516,235

Total Consumer Staples		18,599,182

Energy (5.8%)
Energy Equipment & Services (4.6%)
Halliburton Co.	129,086	10,088,071
Schlumberger Ltd.	130,834	9,045,862

		19,133,933

Oil, Gas & Consumable Fuels (1.2%)
Peabody Energy Corp.^	78,759	5,029,550

Total Energy		24,163,483

Financials (17.6%)
Capital Markets (11.6%)
Goldman Sachs Group, Inc.	91,045	14,593,603
Lehman Brothers Holdings, Inc.	109,892	16,610,176
UBS AG (Registered)^	146,077	17,069,097

		48,272,876

Consumer Finance (1.8%)
SLM Corp.	143,330	7,579,290

Diversified Financial Services (2.5%)
Chicago Mercantile Exchange Holdings, Inc.	22,749	10,419,042

Insurance (1.1%)
Genworth Financial, Inc., Class A	8,606	285,719
Progressive Corp.	36,986	4,014,091

		4,299,810

Real Estate Management & Development (0.6%)
St. Joe Co.^	43,505	$2,443,241

Total Financials.		73,014,259

Health Care (15.9%)
Biotechnology (7.2%)
Amylin Pharmaceuticals, Inc.*^	135,009	5,879,642
Genentech, Inc.*	265,612	21,171,932
Genzyme Corp.*	46,974	2,872,930

		29,924,504

Health Care Equipment & Supplies (2.0%)
Medtronic, Inc.	162,805	8,159,787

Health Care Providers & Services (6.7%)
Quest Diagnostics, Inc	37,136	2,069,589
UnitedHealth Group, Inc.	520,828	25,905,985

		27,975,574

Total Health Care		66,059,865

Industrials (19.5%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	145,034	9,517,131
Lockheed Martin Corp.	75,301	5,715,346
United Technologies Corp.	99,937	6,277,043

		21,509,520

Air Freight & Logistics (4.3%)
FedEx Corp.	154,323	17,767,207

Machinery (4.2%)
Caterpillar, Inc.	171,626	12,998,953
Deere & Co.	52,417	4,601,165

		17,600,118

Road & Rail (5.8%)
Burlington Northern Santa Fe Corp.	178,174	14,170,178
Union Pacific Corp.	107,233	9,780,722

		23,950,900

Total Industrials		80,827,745

Information Technology (7.9%)
Communications Equipment (6.2%)
Cisco Systems, Inc.*	168,697	3,534,202
Motorola, Inc.	497,670	10,625,255
QUALCOMM, Inc.	221,441	11,368,781

		25,528,238

Semiconductors & Semiconductor Equipment (1.7%)
Texas Instruments, Inc.	205,982	7,149,635

Total Information Technology		32,677,873

Materials (1.4%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	10,289	705,002
Monsanto Co.	11,099	925,657

		1,630,659

Metals & Mining (1.0%)
Cia Vale do Rio Doce (ADR)	78,262	4,032,058

Total Materials		5,662,717

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
America Movil S.A. de C.V. (ADR)	160,395	5,920,179

Total Telecommunication Services		5,920,179

Total Common Stocks (97.4%)
(Cost $314,908,992)		404,342,585

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
Nomura Securities 4.78%, 5/1/06	$34,231,964	$34,231,964

Time Deposit (2.1%)
JPMorgan Chase Nassau 4.29%, 5/1/06	8,632,693	8,632,693

Total Short-Term Investments (10.3%)
(Amortized Cost $42,864,657)		42,864,657

Total Investments (107.7%)
(Cost $357,773,649)		447,207,242
Other Assets Less Liabilities (-7.7%)		(31,847,700)

Net Assets (100%)		$415,359,542

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$147,393,793
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$122,513,510

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,105,052
Aggregate gross unrealized depreciation	(3,023,512)

Net unrealized appreciation	$89,081,540

Federal income tax cost of investments	$358,125,702

At April 30, 2006, the Fund had loaned securities with a total value of $33,403,264. This was secured by collateral of $34,231,964 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

The Fund has a net capital loss carryforward of $56,981,150 of which $31,699,281 expires in the year of 2009 and $25,281,869 expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Automobiles (0.5%)
Winnebago Industries, Inc.^	9,500	$279,775

Distributors (0.7%)
Genuine Parts Co.	9,400	410,310

Diversified Consumer Services (1.1%)
H&R Block, Inc.	21,300	486,279
Service Corp. International	26,400	212,520

		698,799

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	10,800	505,656
GTECH Holdings Corp.	20,900	713,944
Royal Caribbean Cruises Ltd.^	13,300	555,807
Tim Hortons, Inc.*^.	1,800	48,870

		1,824,277

Household Durables (3.8%)
Stanley Works	29,900	1,562,275
Whirlpool Corp.	8,400	753,900

		2,316,175

Leisure Equipment & Products (2.1%)
Brunswick Corp.	11,800	462,796
Mattel, Inc.	48,400	783,112

		1,245,908

Media (0.7%)
Gannett Co., Inc.	8,200	451,000

Multiline Retail (1.8%)
Dollar General Corp.	20,100	350,946
Family Dollar Stores, Inc.	29,600	740,000

		1,090,946

Specialty Retail (1.4%)
Sherwin-Williams Co.	16,100	820,134

Total Consumer Discretionary		9,137,324

Consumer Staples (9.5%)
Food Products (0.7%)
ConAgra Foods, Inc.	19,600	444,528

Tobacco (8.8%)
Altria Group, Inc.	18,200	1,331,512
Imperial Tobacco Group plc (ADR)	19,200	1,203,456
Loews Corp.- Carolina Group	15,900	814,716
Reynolds American, Inc.^	6,600	723,690
UST, Inc.^	28,100	1,234,433

		5,307,807

Total Consumer Staples		5,752,335

Energy (10.0%)
Oil, Gas & Consumable Fuels (10.0%)
Anadarko Petroleum Corp.	2,600	272,532
BP plc (ADR)	12,800	943,616
Chevron Corp.	8,300	506,466
ConocoPhillips	19,600	1,311,240
El Paso Corp.	17,500	225,925
Marathon Oil Corp.	13,000	1,031,680
Murphy Oil Corp.	6,800	341,224
Occidental Petroleum Corp.	13,900	1,428,086

Total Energy		6,060,769

Financials (25.6%)
Commercial Banks (3.0%)
South Financial Group, Inc.^	23,500	637,555
TCF Financial Corp.^	13,500	362,610
Wells Fargo & Co.	11,600	$796,804

		1,796,969

Consumer Finance (3.6%)
Capital One Financial Corp.	9,700	840,408
First Marblehead Corp.^	9,900	476,190
SLM Corp	16,700	883,096

		2,199,694

Diversified Financial Services (4.3%)
Bank of America Corp.	29,283	1,461,807
Citigroup, Inc.	23,000	1,148,850

		2,610,657

Insurance (7.3%)
Allstate Corp.	18,800	1,062,012
Axis Capital Holdings Ltd.	19,300	575,526
Hartford Financial Services Group, Inc.	8,700	799,791
Willis Group Holdings Ltd.^	19,800	695,970
XL Capital Ltd., Class A	18,900	1,245,321

		4,378,620

Real Estate (1.1%)
American Financial Realty Trust (REIT)^	40,200	457,476
First Industrial Realty Trust, Inc. (REIT)^	5,500	215,820

		673,296

Thrifts & Mortgage Finance (6.3%)
MGIC Investment Corp.^	9,400	664,580
New York Community Bancorp, Inc.^	39,700	683,237
People’s Bank/ Connecticut	20,750	679,563
Radian Group, Inc.^	12,300	771,456
Washington Mutual, Inc.	22,200	1,000,332

		3,799,168

Total Financials		15,458,404

Health Care (13.5%)
Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	21,600	814,320
Hillenbrand Industries, Inc.^	13,800	708,768

		1,523,088

Health Care Providers & Services (5.4%)
CIGNA Corp.	2,300	246,100
Coventry Health Care, Inc.*	7,400	367,558
HEALTHSOUTH Corp.*	103,400	473,572
Triad Hospitals, Inc.*	13,700	564,440
Universal Health Services, Inc., Class B^	8,600	436,794
WellPoint, Inc.*	16,100	1,143,100

		3,231,564

Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	29,800	756,324
Pfizer, Inc.	46,000	1,165,180
Schering-Plough Corp.	34,000	656,880
Valeant Pharmaceuticals International	22,200	397,380
Wyeth	8,300	403,961

		3,379,725

Total Health Care		8,134,377

Industrials (11.7%)
Aerospace & Defense (1.9%)
Goodrich Corp.	15,800	703,100
Honeywell International, Inc.	10,400	442,000

		1,145,100

Electrical Equipment (3.5%)
American Power Conversion Corp.	64,800	1,441,152

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	8,100	$688,095

		2,129,247

Industrial Conglomerates (1.2%)
3M Co.	5,100	435,693
Tyco International Ltd.	10,400	274,040

		709,733

Machinery (2.4%)
Illinois Tool Works, Inc.	9,400	965,380
ITT Industries, Inc.	9,100	511,693

		1,477,073

Road & Rail (2.7%)
Burlington Northern Santa Fe Corp.	10,900	866,877
Ryder System, Inc.	14,100	735,315

		1,602,192

Total Industrials		7,063,345

Information Technology (3.6%)
Communications Equipment (2.4%)
Nokia Oyj (ADR)	64,700	1,466,102

Electronic Equipment & Instruments (1.2%)
Tech Data Corp.*	19,972	733,372

Total Information Technology		2,199,474

Materials (0.5%)
Chemicals (0.5%)
Lyondell Chemical Co.^	13,300	320,530

Total Materials		320,530

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
Verizon Communications, Inc.	33,500	1,106,505

Total Telecommunication Services		1,106,505

Utilities (6.7%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	15,400	515,284
Entergy Corp.	13,700	958,178
Pinnacle West Capital Corp.	14,400	577,440

		2,050,902

Multi-Utilities (3.3%)
CenterPoint Energy, Inc.^	23,300	280,066
Duke Energy Corp.	26,100	760,032
MDU Resources Group, Inc.^	13,500	496,125
Xcel Energy, Inc.^	22,400	422,016

		1,958,239

Total Utilities		4,009,141

Total Common Stocks (98.0%)
(Cost $53,925,822)		59,242,204

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.5%)
Banc of America Securities LLC 4.89%, 5/1/06	$6,331,642	$6,331,642

Time Deposit (2.0%)
JPMorgan Chase Nassau 4.29%, 5/1/06	1,208,217	1,208,217

Total Short-Term Investments (12.5%) (Amortized Cost $7,539,859)		7,539,859

Total Investments (110.5%) (Cost/Amortized Cost $61,465,681)		66,782,063
Other Assets Less Liabilities (-10.5%)		(6,380,860)

Net Assets (100%)		$60,401,203

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,160,197
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,436,263

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,860,607
Aggregate gross unrealized depreciation	(1,641,109)

Net unrealized appreciation	$5,219,498

Federal income tax cost of investments	$61,562,565

At April 30, 2006, the Fund had loaned securities with a total value $6,230,619. This was secured by collateral of $6,331,642 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended April 30, 2006, the Fund incurred approximately $432 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Hotels, Restaurants & Leisure (2.7%)
Starbucks Corp.*	101,200	$3,771,724

Internet & Catalog Retail (4.5%)
Amazon.com, Inc.*^	176,750	6,223,367

Media (4.3%)
Getty Images, Inc.*^	33,500	2,144,335
Pixar*	50,400	3,240,216
XM Satellite Radio Holdings, Inc., Class A*^	31,600	638,952

		6,023,503

Total Consumer Discretionary		16,018,594

Consumer Staples (2.1%)
Food & Staples Retailing (2.1%)
Walgreen Co.	69,300	2,905,749

Total Consumer Staples		2,905,749

Energy (5.4%)
Energy Equipment & Services (5.4%)
Schlumberger Ltd.	109,930	7,600,560

Total Energy		7,600,560

Financials (22.6%)
Commercial Banks (3.9%)
Commerce Bancorp, Inc./New Jersey^	133,500	5,385,390

Consumer Finance (2.9%)
SLM Corp.	77,500	4,098,200

Insurance (11.5%)
Aflac, Inc.	33,760	1,604,950
American International Group, Inc.	34,150	2,228,288
Progressive Corp.	112,880	12,250,866

		16,084,104

Thrifts & Mortgage Finance (4.3%)
Countrywide Financial Corp.	148,180	6,024,999

Total Financials		31,592,693

Health Care (11.5%)
Biotechnology (8.8%)
Amgen, Inc.*	41,100	2,782,470
Genentech, Inc.*	83,600	6,663,756
Genzyme Corp.*	45,400	2,776,664

		12,222,890

Health Care Equipment & Supplies (2.7%)
Varian Medical Systems, Inc.*	73,200	3,834,216

Total Health Care		16,057,106

Industrials (4.5%)
Air Freight & Logistics (2.7%)
Expeditors International of Washington, Inc.	44,600	3,818,206

Industrial Conglomerates (1.8%)
General Electric Co.	71,400	2,469,726

Total Industrials		6,287,932

Information Technology (44.3%)
Communications Equipment (7.3%)
Cisco Systems, Inc.*	108,200	2,266,790
QUALCOMM, Inc.	154,380	7,925,869

		10,192,659

Computers & Peripherals (8.9%)
Dell, Inc.*	146,400	3,835,680
Network Appliance, Inc.*	233,070	$8,639,905

		12,475,585

Internet Software & Services (16.4%)
eBay, Inc.*	257,600	8,864,016
Google, Inc., Class A*	17,300	7,230,362
Yahoo!, Inc.*	205,500	6,736,290

		22,830,668

Semiconductors & Semiconductor Equipment (2.6%)
Maxim Integrated Products, Inc.	57,230	2,017,930
Xilinx, Inc.	59,210	1,638,341

		3,656,271

Software (9.1%)
Adobe Systems, Inc.*	106,435	4,172,252
Electronic Arts, Inc.*	86,000	4,884,800
Salesforce.com, Inc.*	104,200	3,652,210

		12,709,262

Total Information Technology		61,864,445

Total Common Stocks (101.9%) (Cost $98,713,478)		142,327,079

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investments of Cash Collateral for Securities Loaned (5.7%)
Banc of America Securities LLC 4.89%, 5/1/06	$7,969,744	7,969,744

Total Short-Term Investment (5.7%) (Amortized Cost $7,969,744)		7,969,744

Total Investments (107.6%) (Cost/Amortized Cost $106,683,222)		150,296,823
Other Assets Less Liabilities (-7.6%)		(10,574,044)

Net Assets (100%)		$139,722,779

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$27,869,009
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$54,023,221

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$46,530,263
Aggregate gross unrealized depreciation.	(2,930,374)

Net unrealized appreciation	$43,599,889

Federal income tax cost of investments	$106,696,934

At April 30, 2006, the Fund had loaned securities with a total value of $7,037,103. This was secured by collateral of $7,969,744 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

The Fund has a net capital loss carryforward of $74,448,842 of which $2,766,987 expires in the year of 2008, $15,780,944 expires in the year 2009, $6,582,827 expires in the year 2010, $30,667,632 expires in the year 2011, $12,847,230 expires in the year 2012 and $5,803,222 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Automobiles (1.3%)
DaimlerChrysler AG^	46,000	$2,524,940

Hotels, Restaurants & Leisure (1.7%)
Harrah’s Entertainment, Inc.	16,200	1,322,568
McDonald’s Corp.	61,500	2,126,055

		3,448,623

Household Durables (4.1%)
Koninklijke Philips Electronics
N.V. (N.Y. Shares)	60,000	2,068,800
Leggett & Platt, Inc.	33,900	899,367
Stanley Works	37,800	1,975,050
Whirlpool Corp.	34,500	3,096,375

		8,039,592

Media (0.6%)
Grupo Televisa S.A. (ADR)	51,900	1,100,280

Specialty Retail (1.3%)
Sherwin-Williams Co.	51,500	2,623,410

Total Consumer Discretionary		17,736,845

Consumer Staples (3.6%)
Beverages (1.7%)
Molson Coors Brewing Co.,
Class B	46,600	3,441,876

Food Products (1.3%)
Kellogg Co.	42,200	1,954,282
Sara Lee Corp.	32,800	586,136

		2,540,418

Household Products (0.6%)
Procter & Gamble Co.	18,400	1,071,064

Total Consumer Staples		7,053,358

Energy (12.0%)
Oil, Gas & Consumable Fuels (12.0%)
BP plc (ADR)	16,900	1,245,868
Chevron Corp.	49,399	3,014,327
ConocoPhillips	45,200	3,023,880
Exxon Mobil Corp.	41,000	2,586,280
Kinder Morgan, Inc.	26,300	2,314,926
Marathon Oil Corp.	42,800	3,396,608
Occidental Petroleum Corp.	38,600	3,965,764
PetroChina Co., Ltd. (ADR)^	18,800	2,113,120
Plains All American Pipeline LP	28,200	1,230,930
TransCanada Corp.^	29,000	857,240

Total Energy		23,748,943

Financials (27.7%)
Capital Markets (3.4%)
American Capital Strategies Ltd.^	46,900	1,633,058
Credit Suisse Group (ADR)	24,500	1,489,355
Morgan Stanley	58,000	3,729,400

		6,851,813

Commercial Banks (2.1%)
Banco Santander Central Hispano S.A. (ADR)^	98,600	1,512,524
KeyCorp	34,800	1,330,056
PNC Financial Services Group, Inc.	18,200	1,300,754

		4,143,334

Diversified Financial Services (3.8%)
Bank of America Corp.	21,100	$1,053,312
Citigroup, Inc.	20,800	1,038,960
ING Groep N.V. (ADR)^	71,200	2,889,296
JPMorgan Chase & Co.	55,600	2,523,128

		7,504,696

Insurance (9.6%)
Aegon N.V. (N.Y. Shares)^	153,800	2,759,172
Chubb Corp.^	68,200	3,515,028
Commerce Group, Inc.	35,800	2,076,758
Lincoln National Corp.	54,600	3,171,168
Nationwide Financial Services, Inc.^	84,400	3,703,472
St. Paul Travelers Cos., Inc.	23,500	1,034,705
Sun Life Financial, Inc.^	50,600	2,128,236
UnumProvident Corp.^	29,200	593,052

		18,981,591

Real Estate Investment Trusts (REITs) (6.5%)
CBL & Associates Properties, Inc. (REIT)	45,500	1,819,545
First Industrial Realty Trust, Inc. (REIT)^	41,500	1,628,460
General Growth Properties, Inc. (REIT)^	38,300	1,798,185
Host Hotels & Resorts, Inc. (REIT)^	142,600	2,997,452
Simon Property Group, Inc. (REIT)	20,600	1,686,728
Trizec Properties, Inc. (REIT)	116,000	2,902,320

		12,832,690

Thrifts & Mortgage Finance (2.3%)
IndyMac Bancorp, Inc.^	62,500	3,020,000
Washington Mutual, Inc.	35,000	1,577,100

		4,597,100

Total Financials		54,911,224

Health Care (6.2%)
Pharmaceuticals (6.2%)
Biovail Corp.^	94,800	2,470,488
Johnson & Johnson	15,300	896,733
Merck & Co., Inc.	31,500	1,084,230
Pfizer, Inc.	101,500	2,570,995
Sanofi-Aventis (ADR)^	36,500	1,716,960
Wyeth	70,800	3,445,836

Total Health Care		12,185,242

Industrials (16.2%)
Aerospace & Defense (5.5%)
Goodrich Corp.	50,100	2,229,450
Honeywell International, Inc.	58,100	2,469,250
Northrop Grumman Corp.	41,000	2,742,900
Raytheon Co.	79,700	3,528,319

		10,969,919

Air Freight & Logistics (0.9%)
Pacer International, Inc.^	51,300	1,759,077

Commercial Services & Supplies (2.6%)
R.R. Donnelley & Sons Co.	29,500	993,855
Steelcase, Inc., Class A	102,500	1,918,800
Waste Management, Inc.	59,500	2,228,870

		5,141,525

Industrial Conglomerates (0.6%)
General Electric Co.	35,000	1,210,650

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.9%)
Caterpillar, Inc.	29,300	$2,219,182
SPX Corp.^	47,800	2,617,050
Timken Co.	26,700	931,830

		5,768,062

Road & Rail (2.1%)
Laidlaw International, Inc.	78,000	1,930,500
Union Pacific Corp.	24,900	2,271,129

		4,201,629

Trading Companies & Distributors (1.6%)
GATX Corp	66,000	3,088,800

Total Industrials		32,139,662

Information Technology (6.2%)
Communications Equipment (1.4%)
Nokia Oyj (ADR)	121,500	2,753,190

Electronic Equipment & Instruments (1.5%)
AU Optronics Corp. (ADR)^	186,100	3,057,623

Semiconductors & Semiconductor Equipment (3.3%)
Microchip Technology, Inc.	87,900	3,275,154
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	301,300	3,157,624

		6,432,778

Total Information Technology		12,243,591

Materials (5.4%)
Chemicals (1.6%)
BASF AG (ADR)	22,000	1,882,320
Rohm & Haas Co.	26,600	1,345,960

		3,228,280

Construction Materials (1.1%)
Cemex S.A. de C.V. (ADR)^	30,800	2,079,616

Containers & Packaging (0.7%)
Sonoco Products Co.	44,400	1,390,608

Metals & Mining (0.8%)
Southern Copper Corp.^	16,700	1,654,135

Paper & Forest Products (1.2%)
Louisiana-Pacific Corp.^	86,500	2,385,670

Total Materials		10,738,309

Telecommunication Services (5.3%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	97,000	2,542,370
BellSouth Corp.	52,900	1,786,962
Telefonos de Mexico S.A. de C.V., Class L (ADR)^	127,200	2,797,128
Verizon Communications, Inc.	68,200	2,252,646

		9,379,106

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	45,200	1,120,960

Total Telecommunication Services		10,500,066

Utilities (3.7%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	26,500	886,690
Edison International, Inc.	14,800	598,068

		1,484,758

Multi-Utilities (2.9%)
Duke Energy Corp.	68,800	2,003,456
MDU Resources Group, Inc.	61,500	2,260,125
PG&E Corp.^	7,400	$294,816
TECO Energy, Inc.^	75,300	1,203,294

		5,761,691

Total Utilities		7,246,449

Total Common Stocks (95.3%) (Cost $158,056,447)		188,503,689

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.9%)
Banc of America Securities LLC 4.89%, 5/1/06	$33,522,854	33,522,854

Time Deposit (3.8%)
JPMorgan Chase Nassau 4.29%, 5/1/06	7,473,477	7,473,477

Total Short-Term Investments (20.7%) (Amortized Cost $40,996,331)		40,996,331

Total Investments (116.0%) (Cost/Amortized Cost $199,052,778)		229,500,020
Other Assets Less Liabilities (-16.0%)		(31,649,636)

Net Assets (100%)		$197,850,384

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,089,894
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$88,131,714

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,026,750
Aggregate gross unrealized depreciation	(901,015)

Net unrealized appreciation	$30,125,735

Federal income tax cost of investments	$199,374,284

At April 30, 2006, the Fund had loaned securities with a total value $32,971,307. This was secured by collateral of $33,522,854 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (2.3%)
KBC Groep N.V.	10,150	$1,175,622

Bermuda (3.5%)
ACE Ltd.	10,800	599,832
Catlin Group Ltd.	85,000	748,554
XL Capital Ltd., Class A	6,700	441,463

		1,789,849

Canada (3.6%)
Industrial Alliance Insurance and Financial Services, Inc.	27,500	798,826
National Bank of Canada	9,600	534,081
Sun Life Financial, Inc.	12,000	504,931

		1,837,838

France (10.7%)
Assurances Generales de France	12,570	1,586,547
BNP Paribas S.A.	18,480	1,743,548
Credit Agricole S.A.	27,436	1,103,838
Societe Generale	6,600	1,006,788

		5,440,721

Germany (3.0%)
Allianz AG (Registered)	3,500	585,045
Muenchener Rueckversicherungs AG (Registered)	6,500	919,645

		1,504,690

Japan (11.4%)
Leopalace21 Corp.	62,300	2,422,171
ORIX Corp.	2,800	838,529
Sanyo Shinpan Finance Co., Ltd.	9,300	548,065
Sumitomo Mitsui Financial Group, Inc.	183	2,003,064

		5,811,829

Netherlands (5.1%)
ABN AMRO Holding N.V.	33,920	1,012,211
ING Groep N.V. (CVA)	39,670	1,612,043

		2,624,254

Norway (1.6%)
DNB NOR ASA	60,300	834,585

Singapore (1.0%)
DBS Group Holdings Ltd.	46,000	517,703

Spain (1.9%)
Banco Santander Central Hispano S.A.	62,699	970,650

Switzerland (5.0%)
Credit Suisse Group (Registered)	40,600	2,542,907

United Kingdom (12.9%)
Aviva plc.	71,800	1,045,363
Barclays plc.	98,400	1,225,169
Friends Provident plc.	120,990	432,687
HBOS plc.	47,500	831,007
Kensington Group plc.	28,800	592,582
Royal & Sun Alliance Insurance Group plc.	200,000	501,671
Royal Bank of Scotland Group plc.	60,800	1,979,290

		6,607,769

United States (35.4%)
Bank of America Corp.	38,486	1,921,221
Chubb Corp.^	25,200	1,298,808
Citigroup, Inc.	45,000	2,247,750
Fannie Mae	24,200	1,224,520
Freddie Mac	16,400	1,001,384
Genworth Financial, Inc., Class A	25,800	856,560
Goldman Sachs Group, Inc.	5,000	801,450
Hartford Financial Services Group, Inc.	12,900	1,185,897
JPMorgan Chase & Co.	41,400	1,878,732
Lehman Brothers Holdings, Inc.	5,300	801,095
Merrill Lynch & Co., Inc.	14,100	1,075,266
MetLife, Inc.	28,400	1,479,640
Radian Group, Inc.^	15,000	940,800
St. Paul Travelers Cos., Inc.	22,402	986,360
Wachovia Corp.	6,700	400,995

		18,100,478

Total Common Stocks (97.4%) (Cost $33,984,663)		49,758,895

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.4%)
Banc of America Securities LLC 4.89%, 5/1/06	$2,266,650	2,266,650

Time Deposit (1.8%)
JPMorgan Chase Nassau 4.29%, 5/1/06	909,932	909,932

Total Short-Term Investments (6.2%) (Amortized Cost $3,176,582)		3,176,582

Total Investments (103.6%) (Cost/Amortized Cost $37,161,245)		52,935,477
Other Assets Less Liabilities (-3.6%)		(1,850,964)

Net Assets (100%)		$51,084,513

^	All, or a portion of security out on loan (See Note 1).

Glossary:

CVA — Dutch Certification

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,351,263
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,140,680

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,231,774
Aggregate gross unrealized depreciation	(666,412)

Net unrealized appreciation	$15,565,362

Federal income tax cost of investments	$37,370,115

At April 30, 2006, the Fund had loaned securities with a total value $2,239,608. This was secured by collateral of $2,266,650 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (99.4%)
Agency CMO (2.7%)
Government National Mortgage Association 6.000%, 6/16/32	$5,912,031	$5,749,035

U.S. Government Agencies (96.7%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	66,477	68,610
7.000%, 10/1/17	55,284	57,058
10.000%, 10/1/18	78,943	85,870
10.000%, 7/1/20	132,808	144,652
10.000%, 10/1/20	103,779	113,582
6.500%, 7/1/21	485,156	496,330
9.000%, 10/1/22	287,024	311,280
4.860%, 11/1/32 (l)	1,986,424	1,981,279
6.000%, 10/1/34	3,252,780	3,243,142
4.500%, 10/1/35	4,925,527	4,508,031
5.500%, 11/1/35	5,894,509	5,728,026
5.500%, 3/1/36	30,000,000	29,152,690
5.500%, 5/15/36 TBA	5,000,000	4,856,250
Federal National Mortgage Association
5.500%, 1/1/09	140,936	139,910
6.500%, 2/1/09	7,814	7,996
5.500%, 6/1/09	250,099	248,821
7.000%, 3/1/14	125,701	129,898
8.000%, 11/1/16	763,802	814,170
6.500%, 8/1/19	659,388	675,876
9.500%, 8/1/20	53,298	57,706
9.500%, 10/1/20	162,734	176,194
5.500%, 2/1/23	4,369,631	4,285,586
5.500%, 8/1/23	5,719,572	5,609,563
6.000%, 11/1/28	1,544,582	1,538,075
7.000%, 11/1/30	79,724	81,960
5.693%, 6/1/32 (l)	906,623	916,167
4.689%, 11/1/32 (l)	2,377,146	2,344,435
4.817%, 12/1/32 (l)	2,333,569	2,301,308
4.196%, 5/1/33 (l)	7,852,985	7,884,851
5.500%, 7/1/33	6,543,799	6,320,501
4.500%, 9/1/33	5,648,081	5,170,428
4.101%, 10/1/33 (l)	8,467,881	8,197,742
5.000%, 6/1/35	9,609,460	9,091,704
5.000%, 7/1/35	8,532,501	8,072,771
5.000%, 8/1/35	982,049	929,136
4.906%, 9/1/35 (l)	8,285,044	8,158,219
Government National Mortgage Association
9.000%, 8/15/16	784	852
7.000%, 12/15/27	423,659	439,584
6.500%, 8/15/28	65,769	67,666
6.000%, 1/15/29	739,303	742,521
7.000%, 6/15/29	268,044	278,120
7.000%, 10/15/29	401,943	417,052
4.000%, 3/20/32 (l)	960,438	949,258
5.500%, 12/15/32	8,287,818	8,138,339
5.000%, 5/15/33	15,438,593	14,798,308
5.000%, 6/15/33	9,692,597	9,290,616
5.000%, 7/15/33	31,829,930	30,509,847
5.000%, 9/15/33	3,759,245	3,603,338
5.000%, 3/15/34	7,380,602	7,074,506
5.500%, 6/15/34	5,095,471	5,003,569

		205,213,393

Total Long-Term Debt Securities (99.4%) (Cost $215,049,799)		210,962,428

SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau 4.29%, 5/1/06 (Amortized Cost $5,932,311)	5,932,311	5,932,311

Total Investments (102.2%) (Cost/Amortized Cost $220,982,110)		216,894,739
Other Assets Less Liabilities (-2.2%)		(4,662,294)

Net Assets (100%)		$212,232,445

(l)	Floating rate security. Rate disclosed is as of April 30, 2006.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA  — Security is subject to delayed delivery.

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
U.S. Government securities	$45,185,548
Net Proceeds of Sales and Redemptions:
U.S. Government securities	$48,009,036

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704,419
Aggregate gross unrealized depreciation	(4,791,790)

Net unrealized depreciation	$(4,087,371)

Federal income tax cost of investments	$220,982,110

The Fund has a net capital loss carryforward of $236,459 of which $22,367 expires in the year 2012 and $214,092 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (2.5%)
BorgWarner, Inc.	20,600	$1,251,038
Johnson Controls, Inc.	44,700	3,645,285

		4,896,323

Automobiles (0.8%)
Harley-Davidson, Inc.^	33,500	1,703,140

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	62,600	2,930,932

Internet & Catalog Retail (1.1%)
Expedia, Inc.*^	122,500	2,284,625

Media (4.6%)
DIRECTV Group, Inc.*^	150,000	2,562,000
Omnicom Group, Inc.	48,900	4,401,489
R.H. Donnelley Corp.	20,680	1,160,768
Univision Communications, Inc., Class A*	28,800	1,027,872

		9,152,129

Multiline Retail (1.4%)
Kohl’s Corp.*	48,400	2,702,656

Total Consumer Discretionary		23,669,805

Consumer Staples (4.8%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.	32,500	1,448,850

Food & Staples Retailing (4.1%)
Costco Wholesale Corp.	65,700	3,576,051
Kroger Co.*	131,700	2,668,242
Sysco Corp	61,900	1,850,191

		8,094,484

Total Consumer Staples		9,543,334

Energy (4.5%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	18,000	1,454,940
GlobalSantaFe Corp.	40,000	2,448,400

		3,903,340

Oil, Gas & Consumable Fuels (2.6%)
Exxon Mobil Corp.	30,600	1,930,248
Marathon Oil Corp.	40,100	3,182,336

		5,112,584

Total Energy		9,015,924

Financials (25.5%)
Capital Markets (5.8%)
Mellon Financial Corp.	116,300	4,376,369
Morgan Stanley	109,600	7,047,280

		11,423,649

Commercial Banks (6.6%)
Fifth Third Bancorp.	92,600	3,742,892
PNC Financial Services Group, Inc.	40,400	2,887,388
Wells Fargo & Co.	94,500	6,491,205

		13,121,485

Diversified Financial Services (6.9%)
Citigroup, Inc.	182,500	9,115,875
JPMorgan Chase & Co.	99,500	4,515,310

		13,631,185

Insurance (4.6%)
Allstate Corp.	36,400	2,056,236
American International Group, Inc.	73,400	4,789,350
Hartford Financial Services Group, Inc.	25,100	$2,307,443

		9,153,029

Thrifts & Mortgage Finance (1.6%)
Freddie Mac	51,900	3,169,014

Total Financials		50,498,362

Health Care (18.7%)
Biotechnology (2.4%)
Cephalon, Inc.*^	18,200	1,195,012
Genzyme Corp.*	59,300	3,626,788

		4,821,800

Health Care Equipment & Supplies (1.2%)
Medtronic, Inc.	23,800	1,192,856
Zimmer Holdings, Inc.*	18,500	1,163,650

		2,356,506

Health Care Providers & Services (5.8%)
Caremark Rx, Inc.*	35,600	1,621,580
HEALTHSOUTH Corp.*^	36,100	165,338
Medco Health Solutions, Inc.*	44,700	2,379,381
UnitedHealth Group, Inc.	96,000	4,775,040
WellPoint, Inc.*	37,200	2,641,200

		11,582,539

Life Sciences Tools & Services (1.0%)
Waters Corp.*	41,400	1,876,248

Pharmaceuticals (8.3%)
Allergan, Inc.	39,800	4,088,256
Bristol-Myers Squibb Co.	58,300	1,479,654
Johnson & Johnson	72,000	4,219,920
Wyeth	136,600	6,648,322

		16,436,152

Total Health Care		37,073,245

Industrials (11.9%)
Aerospace & Defense (2.9%)
Lockheed Martin Corp.	42,600	3,233,340
Northrop Grumman Corp.	38,500	2,575,650

		5,808,990

Air Freight & Logistics (1.7%)
FedEx Corp.	29,200	3,361,796

Building Products (2.3%)
Masco Corp.^	145,000	4,625,500

Commercial Services & Supplies (0.7%)
Cendant Corp.	81,800	1,425,774

Machinery (2.3%)
Illinois Tool Works, Inc.	43,400	4,457,180

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	48,800	3,881,064

Total Industrials		23,560,304

Information Technology (12.5%)
Computers & Peripherals (1.2%)
Dell, Inc.*	91,600	2,399,920

IT Services (0.8%)
Accenture Ltd., Class A	54,700	1,590,129

Semiconductors & Semiconductor Equipment (3.1%)
Analog Devices, Inc.	50,600	1,918,752
Intel Corp.	144,100	2,879,118
Xilinx, Inc.	43,900	1,214,713

		6,012,583

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Software (7.4%)
Mercury Interactive Corp.*	43,000	$1,548,000
Microsoft Corp.	277,700	6,706,455
Oracle Corp.*	272,000	3,968,480
Symantec Corp.*	152,896	2,504,437

		14,727,372

Total Information Technology		24,730,004

Telecommunication Services (4.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	92,300	2,419,183

Wireless Telecommunication Services (3.0%)
Sprint Nextel Corp.	238,083	5,904,458

Total Telecommunication Services		8,323,641

Utilities (5.6%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	46,400	1,552,544
Exelon Corp.	94,100	5,081,400
Northeast Utilities	24,100	485,615
Pepco Holdings, Inc.^	36,300	837,804

		7,957,363

Multi-Utilities (1.6%)
NiSource, Inc.^	55,300	1,167,383
Sempra Energy	44,600	2,052,492

		3,219,875

Total Utilities		11,177,238

Total Common Stocks (99.6%) (Cost $164,150,076)		197,591,857

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Banc of America Securities LLC 4.89%, 5/1/06	$10,480,092	$10,480,092

Time Deposit (0.5%)
JPMorgan Chase Nassau 4.29%, 5/1/06	997,737	997,737

Total Short-Term Investments (5.8%) (Amortized Cost $11,477,829)		11,477,829

Total Investments (105.4%) (Cost/Amortized Cost $175,627,905)		209,069,686
Other Assets Less Liabilities (-5.4%)		(10,753,200)

Net Assets (100%)		$198,316,486

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,417,568
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,692,309

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,640,715
Aggregate gross unrealized depreciation	(4,285,293)

Net unrealized appreciation	$33,355,422

Federal income tax cost of investments	$175,714,264

At April 30, 2006, the Fund had loaned securities with a total value $10,307,122. This was secured by collateral of $10,480,092 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended April 30, 2006, the Fund incurred approximately $32 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $1,262 with UBS AG affiliated broker/dealers.

The Fund has a net capital loss carryforward of $21,768,396 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (29.1%)
Auto Components (1.3%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. 7.625%, 5/15/14 §	$1,300,000	$1,322,750
TRW Automotive, Inc. 9.375%, 2/15/13^	1,397,000	1,501,775

		2,824,525

Automobiles (2.4%)
Ford Motor Credit Co.
7.875%, 6/15/10	5,170,000	4,774,567
7.000%, 10/1/13^	305,000	268,363

		5,042,930

Distributors (0.8%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,550,000	1,608,125

Diversified Consumer Services (1.6%)
Alderwoods Group, Inc.
7.750%, 9/15/12	1,425,000	1,531,875
Carriage Services, Inc.
7.875%, 1/15/15	965,000	977,063
Service Corp. International
6.750%, 4/1/16^	750,000	723,750

		3,232,688

Hotels, Restaurants & Leisure (6.9%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	994,500
Boyd Gaming Corp.
7.750%, 12/15/12	1,500,000	1,556,250
6.750%, 4/15/14^	100,000	99,000
Hilton Hotels Corp.
8.250%, 2/15/11^	150,000	161,589
Intrawest Corp.
7.500%, 10/15/13	1,000,000	1,012,500
Landry’s Restaurants, Inc.,
Series B
7.500%, 12/15/14^	1,600,000	1,536,000
Mandalay Resort Group, Series B
10.250%, 8/1/07	375,000	392,813
MGM MIRAGE
6.000%, 10/1/09^	600,000	591,750
8.500%, 9/15/10	1,100,000	1,167,375
6.750%, 9/1/12	200,000	198,000
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	600,000	595,500
7.125%, 8/15/14^	425,000	420,750
Restaurant Co.
10.000%, 10/1/13^	900,000	846,000
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	75,000	80,102
San Pasqual Casino
8.000%, 9/15/13^ §	1,125,000	1,136,250
Seneca Gaming Corp.
7.250%, 5/1/12	700,000	696,500
Series B
7.250%, 5/1/12	300,000	298,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	1,600,000	1,720,000
Station Casinos, Inc.
6.875%, 3/1/16^	1,150,000	1,129,875

		14,633,254

Household Durables (1.4%)
Interface, Inc.
10.375%, 2/1/10	$1,200,000	$1,314,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	425,000	410,473
Standard-Pacific Corp.
6.875%, 5/15/11	1,310,000	1,257,600

		2,982,073

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	988,000	974,415

Leisure Equipment & Products (0.3%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14^ §	750,000	744,375

Media (8.7%)
CBD Media, Inc.
8.625%, 6/1/11	425,000	431,375
CCH I LLC
11.000%, 10/1/15	550,000	489,500
CSC Holdings, Inc.
7.250%, 7/15/08	550,000	556,188
8.125%, 7/15/09, Series B^	650,000	674,375
Dex Media East LLC/Dex Media East Finance Co.
9.875%, 11/15/09	450,000	479,250
12.125%, 11/15/12	375,000	424,219
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10	550,000	580,250
9.875%, 8/15/13	1,489,000	1,639,761
DirecTV Holdings LLC
8.375%, 3/15/13	405,000	432,844
6.375%, 6/15/15^	975,000	953,062
Echostar DBS Corp.
6.375%, 10/1/11	550,000	536,938
Houghton Mifflin Co.
8.250%, 2/1/11	1,375,000	1,423,125
Imax Corp.
9.625%, 12/1/10	1,350,000	1,441,125
Inmarsat Finance plc
7.625%, 6/30/12^	232,000	237,800
Mediacom LLC
9.500%, 1/15/13^	1,400,000	1,431,500
Primedia, Inc.
8.875%, 5/15/11^	775,000	745,937
Quebecor Media, Inc.
7.750%, 3/15/16 §	1,150,000	1,178,750
R.H. Donnelley Corp.
6.875%, 1/15/13	605,000	562,650
6.875%, 1/15/13 §(b)	1,445,000	1,343,850
6.875%, 1/15/13^ §	650,000	604,500
Rogers Cable, Inc.
6.250%, 6/15/13^	300,000	292,125
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	925,000	973,562
Videotron Ltee
6.875%, 1/15/14	375,000	371,250
6.375%, 12/15/15^	500,000	490,000

		18,293,936

Multiline Retail (1.8%)
Bon-Ton Stores, Inc.
10.250%, 3/15/14^ §	325,000	310,375
Neiman Marcus Group, Inc.
9.000%, 10/15/15^ §	1,425,000	1,514,062

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Neiman Marcus Group, Inc., Term Loan
7.340%, 4/6/13 (l)	$356,013	$360,622
Pantry, Inc.
7.750%, 2/15/14^	1,660,000	1,682,825

		3,867,884

Specialty Retail (0.7%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12^	200,000	206,500
8.000%, 3/15/14	450,000	453,375
Autonation, Inc.
7.000%, 4/15/14^ §	745,000	748,725
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	131,000	139,842

		1,548,442

Textiles, Apparel & Luxury Goods (2.7%)
INVISTA
9.250%, 5/1/12 §	325,000	346,937
Levi Strauss & Co.
9.740%, 4/1/12^ (l)	725,000	754,906
9.750%, 1/15/15	1,250,000	1,318,750
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	1,450,000	1,457,250
Phillips-Van Heusen Corp.
7.250%, 2/15/11	1,525,000	1,532,625
8.125%, 5/1/13^	325,000	342,063

		5,752,531

Total Consumer Discretionary		61,505,178

Consumer Staples (5.6%)
Beverages (0.9%)
Constellation Brands, Inc., Series B
8.125%, 1/15/12^	870,000	904,800
Cott Beverages, Inc.
8.000%, 12/15/11^	1,055,000	1,073,463

		1,978,263

Food & Staples Retailing (2.3%)
Delhaize America, Inc.
8.125%, 4/15/11	1,575,000	1,698,163
Ingles Markets, Inc.
8.875%, 12/1/11^	2,025,000	2,116,125
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12^	1,050,000	1,031,625

		4,845,913

Food Products (0.9%)
Dole Foods Co.
8.625%, 5/1/09	993,000	980,587
Smithfield Foods, Inc.
7.625%, 2/15/08, Series B^	505,000	507,525
7.750%, 5/15/13 ^	500,000	503,750

		1,991,862

Household Products (0.9%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,800,000	1,912,500

Personal Products (0.6%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	1,150,000	1,170,125

Total Consumer Staples		11,898,663

Energy (7.6%)
Energy Equipment & Services (2.2%)
Atlas Pipeline Partners LP
8.125%, 12/15/15 §	1,245,000	1,285,462
Dresser-Rand Group, Inc.
7.375%, 11/1/14	209,000	213,703
Hanover Compressor Co.
7.500%, 4/15/13	$480,000	$481,800
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	1,700,000	1,772,250
Universal Compression, Inc.
7.250%, 5/15/10^	850,000	858,500

		4,611,715

Oil, Gas & Consumable Fuels (5.4%)
AmeriGas Partners LP
7.250%, 5/20/15^	350,000	348,250
AmeriGas Partners LP/AmeriGas
Eagle Finance Corp.
7.125%, 5/20/16	725,000	717,750
Basic Energy Services, Inc.
7.125%, 4/15/16 §	410,000	404,875
Chesapeake Energy Corp.
6.625%, 1/15/16^	1,790,000	1,736,300
Compton Petroleum Finance Corp.
7.625%, 12/1/13	450,000	445,500
7.625%, 12/1/13 §	225,000	222,750
Denbury Resources, Inc.
7.500%, 12/15/15	550,000	563,750
El Paso Corp.
7.000%, 5/15/11	625,000	623,437
7.875%, 6/15/12^	2,410,000	2,494,350
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	993,000	953,280
Massey Energy Co.
6.625%, 11/15/10^	900,000	906,750
Peabody Energy Corp., Series B
6.875%, 3/15/13	250,000	251,875
Pogo Producing Co.
6.875%, 10/1/17	650,000	632,125
Teekay Shipping Corp.
8.875%, 7/15/11	500,000	542,500
Whiting Petroleum Corp.
7.000%, 2/1/14^	200,000	198,000
Williams Cos., Inc.
7.125%, 9/1/11	275,000	282,563
YPF Sociedad Anonima
9.125%, 2/24/09	250,000	263,125

		11,587,180

Total Energy		16,198,895

Financials (7.9%)
Capital Markets (1.6%)
Arch Western Finance LLC
6.750%, 7/1/13	875,000	866,250
Basell AF SCA
8.375%, 8/15/15^ §	1,435,000	1,422,444
E*Trade Group, Inc.
7.375%, 9/15/13^	1,050,000	1,068,375

		3,357,069

Consumer Finance (1.3%)
General Motors Acceptance Corp.
6.875%, 9/15/11^	3,010,000	2,819,768

Diversified Financial Services (2.6%)
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13	100,000	99,250

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	$1,040,000	$1,144,000
Di Finance/DynCorp International
9.500%, 2/15/13	870,000	909,150
Dollar Financial Group, Inc.
9.750%, 11/15/11	1,900,000	1,999,750
Rainbow National Services LLC
8.750%, 9/1/12 § (b)	200,000	213,500
10.375%, 9/1/14 §	900,000	1,010,250

		5,375,900

Real Estate (2.3%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,300,000	1,391,000
Host Marriott LP (REIT)
7.000%, 8/15/12^	250,000	252,500
7.125%, 11/1/13^	1,000,000	1,015,000
MeriStar Hospitality Corp. (REIT)
9.125%, 1/15/11^	925,000	1,063,750
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	1,150,000	1,141,375

		4,863,625

Thrifts & Mortgage Finance (0.1%)
Residential Capital Corp.
6.375%, 6/30/10	250,000	248,939

Total Financials		16,665,301

Health Care (4.3%)
Health Care Equipment & Supplies (1.0%)
Accellent, Inc.
10.500%, 12/1/13	1,050,000	1,128,750
Fisher Scientific International, Inc.
6.125%, 7/1/15	200,000	190,500
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	825,000	882,750

		2,202,000

Health Care Providers & Services (2.6%)
DaVita, Inc.
6.625%, 3/15/13^	1,075,000	1,061,562
HCA, Inc.
6.950%, 5/1/12^	575,000	576,975
6.500%, 2/15/16^	925,000	889,410
Omnicare, Inc.
6.750%, 12/15/13^	260,000	257,075
U.S. Oncology Holdings, Inc.
10.320%, 3/15/15^ (l)	935,000	949,025
U.S. Oncology, Inc.
9.000%, 8/15/12	1,550,000	1,643,000

		5,377,047

Pharmaceuticals (0.7%)
Angiotech Pharmaceuticals, Inc.
7.750%, 4/1/14^ §	1,360,000	1,366,800

Total Health Care		8,945,847

Industrials (9.1%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc.
6.750%, 4/1/16	300,000	296,250
Argo-Tech Corp.
9.250%, 6/1/11	1,200,000	1,264,500
Bombardier, Inc.
6.750%, 5/1/12^ §	500,000	478,750
DRS Technologies, Inc.
6.625%, 2/1/16	$725,000	$717,750
Esterline Technologies Corp.
7.750%, 6/15/13	650,000	667,875
L-3 Communications Corp.
6.125%, 7/15/13	150,000	144,000
5.875%, 1/15/15	575,000	540,500
6.375%, 10/15/15, Series B	225,000	218,250
Moog, Inc.
6.250%, 1/15/15	650,000	628,875

		4,956,750

Building Products (0.8%)
Goodman Global Holding Co., Inc.
7.875%, 12/15/12^	1,625,000	1,625,000

Commercial Services & Supplies (2.0%)
Adesa, Inc.
7.625%, 6/15/12^	500,000	508,750
Allied Waste North America,
Series B
8.875%, 4/1/08	100,000	105,000
5.750%, 2/15/11^	600,000	573,000
Corrections Corp. of America
7.500%, 5/1/11	900,000	911,250
United Rentals North America, Inc.
6.500%, 2/15/12	2,120,000	2,077,600

		4,175,600

Electrical Equipment (1.0%)
Dresser, Inc.
9.375%, 4/15/11^	1,950,000	2,032,875
General Cable Corp.
9.500%, 11/15/10	150,000	162,000

		2,194,875

Machinery (2.8%)
Briggs & Stratton Corp.
8.875%, 3/15/11	1,250,000	1,375,000
Case New Holland, Inc.
9.250%, 8/1/11	1,700,000	1,806,250
7.125%, 3/1/14 §	400,000	393,000
Douglas Dynamics LLC
7.750%, 1/15/12 §	1,000,000	972,500
Trinity Industries, Inc.
6.500%, 3/15/14	1,350,000	1,299,375

		5,846,125

Road & Rail (0.2%)
Hertz Corp.
8.875%, 1/1/14 §	350,000	371,875

Total Industrials		19,170,225

Information Technology (3.6%)
Communications Equipment (0.5%)
American Towers, Inc.
7.250%, 12/1/11	1,100,000	1,116,500

IT Services (1.9%)
SunGard Data Systems, Inc.
9.125%, 8/15/13^ §	1,375,000	1,467,813
4.875%, 1/15/14	1,900,000	1,674,375
10.250%, 8/15/15 § (b)	715,000	768,625

		3,910,813

Office Electronics (0.6%)
Xerox Corp.
7.125%, 6/15/10	375,000	386,250
7.200%, 4/1/16	930,000	962,550

		1,348,800

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.6%)
Sensata Technologies B.V.
8.000%, 5/1/14 § (b)	$1,170,000	$1,175,850

Total Information Technology		7,551,963

Materials (9.8%)
Chemicals (2.2%)
Equistar Chemicals LP
10.625%, 5/1/11^	900,000	981,000
Huntsman International LLC
9.875%, 3/1/09	125,000	130,625
Nalco Co.
7.750%, 11/15/11^	1,400,000	1,407,000
PolyOne Corp.
8.875%, 5/1/12^	625,000	634,375
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	1,300,000	1,296,750
Westlake Chemical Corp.
6.625%, 1/15/16^	235,000	226,187

		4,675,937

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13	1,075,000	1,101,875
U.S. Concrete, Inc.
8.375%, 4/1/14	450,000	462,375

		1,564,250

Containers & Packaging (1.6%)
Ball Corp.
6.875%, 12/15/12	50,000	50,500
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15 §	915,000	940,162
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12^	825,000	880,688
Owens-Illinois, Inc.
7.350%, 5/15/08	350,000	351,750
7.500%, 5/15/10	475,000	476,188
Stone Container Finance
7.375%, 7/15/14^	630,000	579,600

		3,278,888

Metals & Mining (2.4%)
AK Steel Holding Corp.
7.750%, 6/15/12^	650,000	658,125
California Steel Industries, Inc.
6.125%, 3/15/14	200,000	191,000
Foundation PA Coal Co.
7.250%, 8/1/14^	775,000	776,937
International Steel Group, Inc.
6.500%, 4/15/14	175,000	171,281
Ispat Inland ULC
9.750%, 4/1/14	844,000	949,500
Novelis, Inc.
7.250%, 2/15/15 §	750,000	727,500
Steel Dynamics, Inc.
9.500%, 3/15/09^	1,100,000	1,149,500
9.500%, 3/15/09	225,000	235,125
United States Steel Corp.
10.750%, 8/1/08	211,000	230,518

		5,089,486

Paper & Forest Products (2.9%)
Abitibi-Consolidated Co./Canada
8.375%, 4/1/15	1,080,000	1,090,800
Bowater, Inc.
6.500%, 6/15/13^	1,165,000	1,080,537
Buckeye Technologies, Inc.
8.000%, 10/15/10	80,000	77,600
8.500%, 10/1/13	1,100,000	1,102,750
Catalyst Paper Corp.
7.375%, 3/1/14	200,000	187,500
Georgia-Pacific Corp.
8.125%, 5/15/11	675,000	700,313
9.500%, 12/1/11	250,000	274,375
Glatfelter (P.H.)
7.125%, 5/1/16 § (b)	360,000	361,425
Plastipak Holdings, Inc.
8.500%, 12/15/15^ §	1,165,000	1,176,650

		6,051,950

Total Materials		20,660,511

Telecommunication Services (10.3%)
Diversified Telecommunication Services (4.1%)
Citizens Communications Co.
6.250%, 1/15/13^	1,475,000	1,432,594
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13^ §	1,550,000	1,604,250
12.500%, 5/1/15^ §	650,000	685,750
PanAmSat Corp.
6.375%, 1/15/08	325,000	325,406
9.000%, 8/15/14	1,096,000	1,152,170
Pathnet, Inc.
12.250%, 4/15/08 † (h)	243,268	—
Qwest Corp.
8.875%, 3/15/12^	1,325,000	1,450,875
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14^	1,960,000	2,087,400
Williams Communications Group, Inc.
11.700%, 8/1/08 † (h)	750,000	—

		8,738,445

Wireless Telecommunication Services (6.2%)
American Cellular Corp., Series B
10.000%, 8/1/11	2,250,000	2,441,250
Dobson Cellular Systems
8.375%, 11/1/11	550,000	583,000
9.875%, 11/1/12^	700,000	764,750
Intelsat Subsidiary Holdings Co., Ltd.
9.614%, 1/15/12 (l)	500,000	507,500
8.625%, 1/15/15	1,800,000	1,872,000
New Skies Satellites N.V.
9.125%, 11/1/12	800,000	862,000
Rogers Wireless, Inc.
9.625%, 5/1/11	1,300,000	1,472,250
7.500%, 3/15/15^	1,275,000	1,341,938
Zeus Special Subsidiary Ltd.
0.000%, 2/1/15^§ (e)	4,340,000	3,146,500

		12,991,188

Total Telecommunication Services		21,729,633

Utilities (8.7%)
Electric Utilities (3.9%)
CMS Energy Corp.
7.750%, 8/1/10	775,000	804,062
Edison Mission Energy
9.875%, 4/15/11	950,000	1,071,125
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	550,000	519,750
Midwest Generation LLC
8.750%, 5/1/34^	1,450,000	1,566,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	785,000	828,175

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Sierra Pacific Resources
8.625%, 3/15/14^	$1,500,000	$1,624,287
6.750%, 8/15/17	250,000	246,885
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	788,208	779,292
TXU Corp., Series P
5.550%, 11/15/14	695,000	645,844

		8,085,420

Gas Utilities (0.8%)
ANR Pipeline Co.
8.875%, 3/15/10	250,000	265,375
Colorado Interstate Gas Co.
6.800%, 11/15/15 §(b)	500,000	500,364
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13^	1,035,000	980,662

		1,746,401

Independent Power Producers & Energy Traders (3.2%)
AES Corp.
9.500%, 6/1/09^	360,000	387,900
8.875%, 2/15/11	600,000	645,000
8.750%, 5/15/13 §	900,000	974,250
Dynegy Holdings, Inc.
8.375%, 5/1/16^ §.	680,000	676,600
Mirant North America LLC
7.375%, 12/31/13^ §.	1,165,000	1,169,369
NRG Energy, Inc.
7.375%, 2/1/16	2,775,000	2,799,281

		6,652,400

Multi-Utilities (0.8%)
Reliant Energy, Inc.
9.250%, 7/15/10^	1,150,000	1,165,813
9.500%, 7/15/13	450,000	456,750

		1,622,563

Total Utilities		18,106,784

Total Long-Term Debt Securities (96.0%) (Cost $199,991,140)		202,433,000

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
NTL, Inc.* .	4,081	112,146

Total Consumer Discretionary		112,146

Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.^	5,419	329,204

Total Financials		329,204

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction
Solutions, Inc.* †	4,056	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
XO Holdings, Inc.*^	1,285	5,654

Total Telecommunication Services		5,654

Total Common Stocks (0.2%) (Cost $2,446,042)		447,004

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09* †	350	$111,821

Total Health Care		111,821

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$0.14, expiring 1/15/07* †	850	—
$23.70, expiring 12/26/06* †	5,584	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08* †	500	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08* †	250	—
XO Holdings, Inc.,
$6.25, expiring 1/16/10*	2,573	1,929
$7.50, expiring 1/16/10*	1,930	1,062
$10.00, expiring 1/16/10*	1,930	579

Total Telecommunication Services		3,570

Total Warrants (0.0%) (Cost $8,416)		115,391

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (31.6%)
Banc of America Securities LLC
4.89%, 5/1/06	$66,704,869	66,704,869

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.29%, 5/1/06	4,755,856	4,755,856

Total Short-Term Investments (33.9%) (Amortized Cost $71,460,725)		71,460,725

Total Investments (130.1%) (Cost/Amortized Cost $273,906,323)		274,456,120
Other Assets Less Liabilities (-30.1%)		(63,518,562)

Net Assets (100%)		$210,937,558

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $111,821 or 0.05% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2006, the market value of these securities amounted to $33,547,180 or 15.90% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default, non-income producing.
(l)	Floating rate security. Rate disclosed is as of April 30, 2006.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$73,041,128
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$83,099,718

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,373,052
Aggregate gross unrealized depreciation	(3,916,731)

Net unrealized appreciation	$456,321

Federal income tax cost of investments	$273,999,799

At April 30, 2006, the Fund had loaned securities with a total value $65,408,175. This was secured by collateral $66,704,869 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

The Fund has a net capital loss carryforward of $20,093,438 of which $5,614,842 expires in the year 2009, $11,007,057 expires in the year 2010 and $3,471,539 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.8%)
BHP Billiton Ltd.^	183,268	$4,074,300
BHP Billiton Ltd. (ADR)^	60,800	2,770,048

		6,844,348

Bermuda (5.2%)
Ingersoll-Rand Co., Ltd., Class A	53,000	2,318,750
Nabors Industries Ltd.*^	115,600	4,315,348
PartnerReinsurance Ltd.	12,100	756,855

		7,390,953

Brazil (7.0%)
Aracruz Celulose S.A. (ADR)^	68,400	3,767,472
Cia Vale do Rio Doce (ADR)	83,000	4,276,160
Petroleo Brasileiro S.A. (ADR)^	19,600	1,937,068

		9,980,700

Canada (24.8%)
Alcan, Inc.^	61,500	3,213,990
Brookfield Asset Management, Inc., Class A (New York Exchange)	2,850	119,130
Brookfield Asset Management, Inc., Class A (Toronto Exchange)	25,050	1,041,077
Cameco Corp	67,400	2,739,810
Canadian National Railway Co.	63,900	2,869,749
Canadian Natural Resources Ltd.	15,400	927,080
Canadian Pacific Railway Ltd.^	58,000	3,082,120
EnCana Corp.	17,900	895,895
Ensign Energy Services, Inc.	4,100	171,566
Finning International, Inc.	33,900	1,366,170
Inco Ltd.^	56,900	3,213,143
IPSCO, Inc.	33,300	3,435,894
Manulife Financial Corp.	15,700	1,025,053
Nexen, Inc.	16,200	944,488
Petro-Canada	19,300	947,303
Potash Corp. of Saskatchewan, Inc.^	2,000	189,360
Precision Drilling Trust^	5,000	177,700
Suncor Energy, Inc. (New York Exchange)	6,400	548,736
Suncor Energy, Inc. (Toronto Exchange)	34,800	2,973,318
Talisman Energy, Inc.	41,300	2,332,624
Teck Cominco Ltd., Class B	45,100	3,102,323
Trican Well Service Ltd.*	3,300	159,588

		35,476,117

France (0.1%)
Groupe Danone	1,553	193,472

Germany (0.8%)
BASF AG*	2,165	185,337
RWE AG	10,724	928,303

		1,113,640

Italy (1.8%)
Saipem S.p.A.	104,331	2,604,756

Luxembourg (4.0%)
Tenaris S.A. (ADR)^	124,000	5,691,600

Mexico (0.8%)
Cemex S.A. de C.V. (ADR)^	18,000	1,215,360

Netherlands (0.8%)
Core Laboratories N.V.*^	3,700	226,625
ING Groep N.V. (CVA)	23,132	939,999

		1,166,624

Sweden (0.6%)
Volvo AB, Class B	16,800	$841,615

Switzerland (5.3%)
Nestle S.A. (Registered)^	5,100	1,551,015
Novartis AG (ADR)	13,000	747,630
Novartis AG (Registered)	14,884	851,454
Syngenta AG (ADR)	10,000	277,800
Syngenta AG (Registered)*	12,786	1,778,475
UBS AG (Registered)	19,549	2,310,515

		7,516,889

United Kingdom (11.4%)
Anglo American plc	46,433	1,970,715
BAE Systems plc	281,685	2,137,620
British American Tobacco plc	81,355	2,073,206
British American Tobaccoplc (ADR)^	10,000	511,000
Cadbury Schweppes plc	16,553	163,676
Cadbury Schweppes plc (ADR)^	20,400	815,184
Diageo plc	61,500	1,011,658
Diageo plc (Sponsored ADR)^	13,100	867,875
Rio Tinto plc	60,335	3,307,584
Rio Tinto plc (ADR)	15,600	3,474,120

		16,332,638

United States (22.6%)
Cooper Industries Ltd., Class A	37,200	3,401,940
GlobalSantaFe Corp.	98,500	6,029,185
Noble Corp.^	75,000	5,920,500
Schlumberger Ltd.	79,700	5,510,458
Transocean, Inc.*	74,500	6,039,715
Weatherford International Ltd.*	103,800	5,494,134

		32,395,932

Total Common Stocks (90.0%) (Cost $113,050,525)		128,764,644

	Number of Warrants
WARRANTS:
Switzerland (0.0%)
Syngenta AG, expiring 5/23/06*	12,786	20,458

Total Warrants (0.0%) (Cost $—)		20,458

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.7%)
Banc of America Securities LLC
4.89%, 5/1/06	$23,856,469	23,856,469

Time Deposit (13.8%)
JPMorgan Chase Nassau
4.29%, 5/1/06	19,779,469	19,779,469

Total Short-Term Investments (30.5%) (Amortized Cost $43,635,938)		43,635,938

Total Investments (120.5%) (Cost/Amortized Cost $156,686,463)		172,421,040
Other Assets Less Liabilities (-20.5%)		(29,284,929)

Net Assets (100.0%)		$143,136,111

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$113,254,452
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,487,079

As of April 30, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,885,336
Aggregate gross unrealized depreciation	(150,759)

Net unrealized appreciation	$15,734,577

Federal income tax cost of investments	$156,686,463

At April 30, 2006, the Fund had loaned securities with a total value of $19,244,724. This was secured by collateral of $23,856,469 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

The Fund has a net capital loss carryforward of $22,863,721 of which $1,442,366 expires in the year of 2008, $2,639,738 expires in the year 2009, $9,766,643 expires in the year 2010 and $9,014,974 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Hotels, Restaurants & Leisure (5.1%)
Boyd Gaming Corp.^	34,500	$1,718,790
Starwood Hotels & Resorts Worldwide, Inc.	50,500	2,897,690

		4,616,480

Multiline Retail (6.2%)
Kohl’s Corp.*	52,000	2,903,680
Sears Holdings Corp.*	19,500	2,801,955

		5,705,635

Specialty Retail (2.2%)
Urban Outfitters, Inc.*^	87,800	2,036,960

Total Consumer Discretionary		12,359,075

Consumer Staples (7.4%)
Food & Staples Retailing (3.3%)
CVS Corp.	102,300	3,040,356

Household Products (4.1%)
Procter & Gamble Co.	64,300	3,742,903

Total Consumer Staples		6,783,259

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Newfield Exploration Co.*	48,700	2,172,020

Total Energy		2,172,020

Financials (6.8%)
Commercial Banks (2.3%)
Commerce Bancorp, Inc./ New Jersey^	53,200	2,146,088

Consumer Finance (4.5%)
American Express Co.	76,200	4,100,322

Total Financials		6,246,410

Health Care (15.0%)
Biotechnology (2.9%)
Amgen, Inc.*	38,900	2,633,530

Health Care Providers & Services (10.2%)
Cardinal Health, Inc	51,700	3,481,995
Medco Health Solutions, Inc.*	54,500	2,901,035
Omnicare, Inc.	52,700	2,988,617

		9,371,647

Pharmaceuticals (1.9%)
Wyeth	36,100	1,756,987

Total Health Care		13,762,164

Industrials (7.7%)
Aerospace & Defense (3.2%)
Boeing Co.	35,600	2,970,820

Industrial Conglomerates (2.6%)
General Electric Co.	67,400	2,331,366

Road & Rail (1.9%)
Union Pacific Corp.	19,500	1,778,595

Total Industrials		7,080,781

Information Technology (41.5%)
Communications Equipment (12.8%)
Corning, Inc.*	66,000	$1,823,580
Juniper Networks, Inc.*^	137,600	2,542,848
QUALCOMM, Inc.	144,100	7,398,094

		11,764,522

Computers & Peripherals (3.8%)
SanDisk Corp.*	54,300	3,465,969

Internet Software & Services (6.9%)
Akamai Technologies, Inc.*^	77,100	2,597,499
Google, Inc., Class A*	9,000	3,761,460

		6,358,959

Semiconductors & Semiconductor Equipment (7.2%)
Micron Technology, Inc.*^	108,900	1,848,033
National Semiconductor Corp.	99,000	2,968,020
Teradyne, Inc.*^	103,200	1,739,952

		6,556,005

Software (10.8%)
Electronic Arts, Inc.*	81,900	4,651,920
Microsoft Corp.	217,800	5,259,870

		9,911,790

Total Information Technology		38,057,245

Materials (2.4%)
Chemicals (2.4%)
Monsanto Co.	25,900	2,160,060

Total Materials		2,160,060

Total Common Stocks (96.7%) (Cost $85,463,528)		88,621,014

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.1%)
Banc of America Securities LLC
4.89%, 5/1/06	$11,054,300	11,054,300

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.29%, 5/1/06	414,347	414,347

Total Short-Term Investments (12.6%) (Amortized Cost $11,468,647)		11,468,647

Total Investments (109.3%) (Cost/Amortized Cost $96,932,175)		100,089,661
Other Assets Less Liabilities (-9.3%)		(8,486,893)

Net Assets (100%)		$91,602,768

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$99,179,550
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,223,029

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,928,850
Aggregate gross unrealized depreciation	(1,969,796)

Net unrealized appreciation	$2,959,054

Federal income tax cost of investments	$97,130,607

At April 30, 2006, the Fund had loaned securities with a total value $10,873,207 which was secured by collateral of $11,054,300 which was received as cash and subsequently invested in short-term investments as reported in the portfolio.

For the six months ended April 30, 2006, the Fund incurred approximately $774 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $122,753,002 of which $15,034,858 expires in the year 2007, $73,520,656 expires in the year 2008 and $34,197,488 expires in the year 2009.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (11.0%)
First Tennessee Bank
4.88%, 6/28/06	$4,000,000	$4,000,000
Washington Mutual Bank
4.86%, 6/23/06	5,000,000	5,000,000
Wells Fargo Bank N.A.
4.90%, 6/30/06	4,000,000	4,000,000

Total Certificates of Deposit		13,000,000

Commercial Paper (55.5%)
Abbey National North America LLC
4.17%, 5/8/06	4,000,000	3,996,294
ANZ Delaware, Inc.
4.78%, 6/23/06	4,000,000	3,971,527
BHP Finance USA
3.59%, 5/4/06 (m)	2,000,000	1,999,202
Cullinan Finance Corp.
4.83%, 6/29/06 (m)	4,000,000	3,968,074
DaimlerChrysler Revolving Auto Conduit, LLC
4.83%, 6/28/06	4,000,000	3,968,616
Dexia Delaware LLC
4.81%, 6/27/06	4,000,000	3,969,220
Fairway Finance Corp.
4.78%, 6/21/06 (m)	4,000,000	3,972,573
HBOS Treasury Services plc
4.82%, 6/30/06	4,000,000	3,967,600
Intesa Funding
4.24%, 5/9/06	4,000,000	3,995,769
Landesbank Baden-Wuerttemberg
4.18%, 5/8/06	4,000,000	3,996,290
Mont Blanc Capital Corp.
4.44%, 5/12/06 (b)	4,000,000	3,994,084
Prudential Funding LLC
4.83%, 5/1/06	4,000,000	4,000,000
Societe Generale Northern America, Inc.
4.29%, 5/10/06	4,000,000	3,995,240
Ticonderoga Funding LLC
4.18%, 5/8/06 (m)	4,000,000	3,996,290
UBS Finance Delaware LLC
4.82%, 5/1/06	4,000,000	4,000,000
Unicredit Delaware, Inc.
4.78%, 6/23/06	4,000,000	3,971,527
Variable Funding Corp.
4.17%, 5/8/06 (m)	4,000,000	3,996,298

Total Commercial Paper		65,758,604

Time Deposits (22.0%)
BNP Paribas Finance, Inc.
4.81%, 5/1/06	$4,000,000	$4,000,000
Branch Banking & Trust Co.
4.81%, 5/1/06	5,100,000	5,100,000
Deutsche Bank Financial, Inc.
4.82%, 5/1/06	4,000,000	4,000,000
Key Bank N.A.
4.79%, 5/1/06	4,000,000	4,000,000
Manufactures & Traders Trust Co.
4.81%, 5/1/06	4,000,000	4,000,000
State Street Bank & Trust Co.
4.81%, 5/1/06	5,000,000	5,000,000

Total Time Deposits		26,100,000

Variable Rate Securities (12.6%)
Caterpillar Financial Services Corp.
5.14%, 7/10/06 (l)	4,000,000	4,000,000
General Electric Capital Corp.
5.00%, 5/17/07 (l)	3,850,000	3,850,000
Merrill Lynch & Co., Inc.
5.05%, 5/11/07 (l)	2,000,000	2,000,000
Royal Bank of Canada
4.88%, 5/10/07 (l)	5,000,000	5,000,000

Total Variable Rate Securities		14,850,000

Total Investments (101.1%) (Amortized Cost $119,708,604)		119,708,604
Other Assets Less Liabilities (-1.1%)		(1,244,100)

Net Assets (100%)		$118,464,504

(b)	Illiquid security.
(l)	Floating rate security. Rate disclosed is as of April 30, 2006.
(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (34.3%)
Asset-Backed Securities (23.8%)
AmeriCredit Automobile Receivables Trust, Series 05-DA A3
4.870%, 10/6/10	$650,000	$645,310
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28	65,203	64,961
Atherton Franchisee Loan Funding, Series 98-A A2
6.720%, 5/15/20 § (b)	162,937	163,167
Capital One Master Trust, Series 98-1 A
6.310%, 6/15/11	750,000	764,761
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
7.451%, 3/15/11 (l)	250,000	260,419
Series 03-C2 C2
4.320%, 4/15/09	250,000	249,718
Carmax Auto Owner Trust, Series 05-2 A3
4.210%, 1/15/10	600,000	591,091
Centex Home Equity, Series 04-D MV3
5.959%, 9/25/34 (l)	750,000	757,508
Chase Credit Card Master Trust, Series 01-4 C
5.801%, 11/17/08 § (b)(l).	750,000	751,725
Citibank Credit Card Issuance Trust, Series 02-C3 C3
6.050%, 12/15/09 (l)	220,000	222,839
Series 03-A3 A3
3.100%, 3/10/10	400,000	384,950
Series 05-B1 B1
4.400%, 9/15/10	750,000	733,157
Series 05-C5 C5
4.950%, 10/25/10	600,000	591,909
CNH Equipment Trust, Series 06-A A3
5.200%, 8/15/10	700,000	698,677
DVI Receivables Corp., Series 03-1 D1
6.810%, 3/14/11 †(l)	160,268	—
GCO Slims Trust, Series 06-1A Note
5.720%, 3/1/22 § (b)	398,000	391,159
Household Automotive Trust, Series 05-2 A3
4.370%, 5/17/10	500,000	493,153
John Deere Owner Trust, Series 04-A A4
3.020%, 3/15/11	700,000	680,019
Lehman ABS Manufactured Housing Contract, Series 01-B A3
4.350%, 5/15/14	150,855	142,620
Long Beach Auto Receivables Trust, Series 05-A A3
4.080%, 6/15/10	700,000	691,320
MBNA Credit Card Master Note Trust, Series 05-A7 A7
4.300%, 2/15/11	500,000	490,170
Morgan Stanley ABS Capital I, Series 04-HE4 M3
6.459%, 5/25/34 (l)	$300,000	$299,983
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	350,000	349,846
Triad Auto Receivables Owner Trust, Series 04-A A4
2.500%, 9/13/10	685,000	665,645
USAA Auto Owner Trust, Series 06-1 A3
5.010%, 9/15/10	500,000	498,251

		11,582,358

Non-Agency CMO (10.5%)
Banc of America Mortgage Securities, Series 03-B 2A2
4.413%, 3/25/33 (l)	148,428	145,747
Series 03-I 1A1
3.268%, 10/25/33 (l)	324,676	325,219
Series 04-A 1A1
3.457%, 2/25/34 (l)	485,576	483,768
Series 04-K 2A1
4.404%, 12/25/34 (l)	38,636	37,562
Bear Stearns Commercial Mortgage Securities, Series 04-T16 A2
3.700%, 2/13/46	320,000	309,625
CF First Boston Mortgage Securities Corp., Series 03-C3 A2
2.843%, 5/15/38	360,000	343,275
Series 04-C1 A2
3.516%, 1/15/37	320,000	307,264
FFCA Secured Lending Corp., Series 98-1 A1B
6.730%, 7/18/25 § (b)	24,470	24,397
GMAC Commercial Mortgage Securities, Inc., Series 06-C1 A1
4.975%, 11/10/45	291,179	288,359
Greenwich Capital Commercial Funding Corp., Series 02-C1 A1
3.357%, 1/11/13	333,440	325,382
GS Mortgage Securities Corp. II, Series 05-GG4 A1P
5.285%, 7/10/39	304,883	304,384
LB-UBS Commercial Mortgage Trust, Series 01-C3 A1
6.058%, 6/15/20	225,119	227,596
Morgan Stanley Capital I, Series 06-T21 A1
4.925%, 10/12/52	219,774	216,682
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30^	575,000	587,123
Sequoia Mortgage Trust, Series 6A
5.230%, 4/19/27 (l)	121,440	120,786
Washington Mutual, Inc., Series 03-AR5 A6
3.695%, 6/25/33 (l)	500,000	480,545
Series 03-AR10 A4
4.065%, 10/25/33 (l)	550,000	543,620

		5,071,334

Total Asset-Backed and Mortgage-Backed Securities		16,653,692

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (2.8%)
Hotels, Restaurants & Leisure (0.8%)
Yum! Brands, Inc.
7.650%, 5/15/08	$350,000	$364,014

Household Durables (0.6%)
D.R. Horton, Inc.
8.000%, 2/1/09	275,000	290,218

Media (1.4%)
Cox Enterprises, Inc.
4.375%, 5/1/08 § (b)	300,000	291,454
News America, Inc.
6.625%, 1/9/08	400,000	407,886

		699,340

Total Consumer Discretionary		1,353,572

Consumer Staples (3.4%)
Beverages (2.9%)
Diageo Capital plc
3.500%, 11/19/07	700,000	680,560
PepsiCo, Inc.
3.200%, 5/15/07	750,000	734,600

		1,415,160

Food Products (0.5%)
Bunge Ltd. Finance Corp.
4.375%, 12/15/08	250,000	242,773

Total Consumer Staples		1,657,933

Energy (2.5%)
Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	275,000	263,867
Norsk Hydro ASA
6.360%, 1/15/09	375,000	382,933
Ocean Energy, Inc.
4.375%, 10/1/07	300,000	295,863
Valero Energy Corp.
3.500%, 4/1/09	300,000	283,391

Total Energy		1,226,054

Financials (14.7%)
Commercial Banks (3.8%)
Bank One NA/Illinois
3.700%, 1/15/08	400,000	389,576
Marshall & Ilsley Bank
3.800%, 2/8/08	375,000	365,484
RBS Capital Trust IV
5.779%, 9/29/49 (l)	600,000	604,936
Wells Fargo & Co.
3.120%, 8/15/08	500,000	477,528

		1,837,524

Consumer Finance (2.1%)
Capital One Bank
5.000%, 6/15/09	275,000	271,237
HSBC Finance Corp.
5.875%, 2/1/09	500,000	506,096
John Deere Capital Corp.
3.625%, 5/25/07	250,000	245,538

		1,022,871

Diversified Financial Services (3.0%)
Bank of America Corp.
3.875%, 1/15/08	375,000	366,498
Caterpillar Financial Services Corp.
3.800%, 2/8/08 (l)	370,000	360,708
CIT Group, Inc.
5.500%, 11/30/07	375,000	375,679
Citigroup, Inc.
4.200%, 12/20/07	$350,000	$343,758

		1,446,643

Insurance (2.4%)
American International Group, Inc.
2.875%, 5/15/08	700,000	667,827
Protective Life Secured Trust
3.700%, 11/24/08	350,000	335,961
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	150,000	153,405

		1,157,193

Real Estate (0.6%)
EOP Operating LP
6.800%, 1/15/09	300,000	309,217

Real Estate Investment Trusts (REITs) (2.1%)
Duke Realty LP (REIT)
6.800%, 2/12/09	265,000	272,702
iStar Financial, Inc. (REIT)
4.875%, 1/15/09	300,000	293,643
Kimco Realty Corp. (REIT)
3.950%, 8/5/08	150,000	145,696
Simon Property Group LP (REIT)
6.375%, 11/15/07	325,000	329,332

		1,041,373

Thrifts & Mortgage Finance (0.7%)
Countrywide Home Loans, Inc.
5.625%, 5/15/07^	350,000	350,751

Total Financials		7,165,572

Government Securities (22.5%)
Agency CMO (0.8%)
Government National Mortgage Association
4.201%, 8/16/26	399,089	384,850

U.S. Government Agencies (15.4%)
Federal Home Loan Bank
4.500%, 5/11/07	350,000	347,612
3.375%, 2/15/08	1,150,000	1,114,755
Federal Home Loan Mortgage Corp.
4.781%, 5/1/35 (l)	839,081	817,245
Federal National Mortgage Association
4.521%, 5/1/33 (l)	426,007	415,015
3.679%, 6/1/34 (l)	296,135	292,661
4.277%, 7/1/34 (l)	313,425	306,548
4.543%, 4/1/35 (l)	875,018	854,781
4.637%, 5/1/35 (l)	857,371	836,403
4.646%, 5/1/35 (l)	876,283	857,571
4.893%, 6/1/35 (l)	777,508	764,732
4.861%, 12/1/35 (l)	886,395	869,751

		7,477,074

U.S. Treasuries (6.3%)
U.S. Treasury Notes
3.750%, 5/15/08^	2,662,000	2,604,602
3.125%, 9/15/08^	505,000	485,352

		3,089,954

Total Government Securities		10,951,878

Health Care (0.6%)
Health Care Providers & Services (0.6%)
WellPoint, Inc.
3.750%, 12/14/07	300,000	292,288

Total Health Care		292,288

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (4.3%)
Aerospace & Defense (1.2%)
Goodrich Corp.
7.500%, 4/15/08	$375,000	$388,239
Raytheon Co.
6.150%, 11/1/08	200,000	203,484

		591,723

Airlines (0.9%)
Southwest Airlines Co.
7.875%, 9/1/07	400,000	411,823

Industrial Conglomerates (0.6%)
Tyco International Group S.A.
6.125%, 1/15/09	300,000	303,314

Machinery (0.8%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	375,000	379,945

Transportation Infrastructure (0.8%)
CSX Corp.
6.250%, 10/15/08	400,000	407,226

Total Industrials		2,094,031

Information Technology (3.1%)
Communications Equipment (0.6%)
Motorola, Inc.
4.608%, 11/16/07	300,000	296,648

Computers & Peripherals (1.3%)
Hewlett-Packard Co.
5.500%, 7/1/07	600,000	601,017

IT Services (0.8%)
First Data Corp.
3.375%, 8/1/08	400,000	382,950

Software (0.4%)
CA, Inc.
6.500%, 4/15/08	200,000	203,082

Total Information Technology		1,483,697

Materials (2.0%)
Chemicals (1.3%)
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	250,000	254,286
Praxair, Inc.
2.750%, 6/15/08	400,000	379,506

		633,792

Metals & Mining (0.7%)
Alcoa, Inc.
4.250%, 8/15/07	350,000	344,617

Total Materials		978,409

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.1%)
Deutsche Telekom International Finance BV
3.875%, 7/22/08^	700,000	678,489
Sprint Capital Corp.
6.125%, 11/15/08	355,000	360,766

		1,039,255

Wireless Telecommunication Services (1.4%)
Vodafone Group plc
3.950%, 1/30/08	700,000	683,295

Total Telecommunication Services		1,722,550

Utilities (4.7%)
Electric Utilities (3.0%)
Entergy Gulf States, Inc.
3.600%, 6/1/08	$300,000	$287,284
Midamerican Energy Holding Co.
4.625%, 10/1/07	300,000	296,748
Ohio Edison Co.
4.000%, 5/1/08	300,000	291,333
Pacific Gas & Electric Co.
3.600%, 3/1/09	300,000	285,551
Public Service Co. of New Mexico
4.400%, 9/15/08	300,000	291,317

		1,452,233

Multi-Utilities (1.7%)
Duke Energy Corp.
4.200%, 10/1/08	350,000	339,841
Sempra Energy
4.621%, 5/17/07	500,000	495,935

		835,776

Total Utilities		2,288,009

Total Long-Term Debt Securities (98.4%) (Cost $ 48,566,522)		47,867,685

SHORT-TERM INVESTMENTS:
Commercial Paper (2.7%)
San Paolo IMI U.S. Financial Co.
4.82%, 5/1/06 (p).	1,300,000	1,299,825

Short-Term Investments of Cash Collateral for Securities Loaned (8.1%)
Banc of America Securities LLC
4.89%, 5/1/06	3,928,609	3,928,609

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.29%, 5/1/06	57,881	57,881

Total Short-Term Investments (10.9%) (Cost/Amortized Cost $5,286,489)		5,286,315

Total Investments (109.3%) (Cost/Amortized Cost $53,853,011)		53,154,000
Other Assets Less Liabilities (-9.3%)		(4,521,775)

Net Assets (100%)		$48,632,225

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.0% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2006, the market value of these securities amounted to $1,621,902 or 3.34% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating rate security. Rate disclosed is as of April 30, 2006.
(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

REIT — Real Estate Investment Trust

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$23,278,308
U.S. Government securities	5,102,344

$28,380,652

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,283,923
U.S. Government securities	10,718,912

$23,002,835

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,436
Aggregate gross unrealized depreciation	(737,411)

Net unrealized depreciation	$(703,975)

Federal income tax cost of investments	$53,857,975

At April 30, 2006, the Portfolio had loaned securities with a total value of $4,336,601. This was secured by collateral of $3,928,609 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $492,191 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $187,133 which expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Hotels, Restaurants & Leisure (5.3%)
Red Robin Gourmet Burgers, Inc.*^	37,225	$1,673,636
Shuffle Master, Inc.*^	85,875	3,173,081
Vail Resorts, Inc.*^	36,300	1,364,880

		6,211,597

Household Durables (4.0%)
Dolby Laboratories, Inc., Class A*	86,575	2,037,975
Universal Electronics, Inc.*^	146,950	2,545,174

		4,583,149

Leisure Equipment & Products (2.2%)
RC2 Corp.*	15,220	601,799
SCP Pool Corp.^	41,400	1,934,208

		2,536,007

Media (1.1%)
Entravision Communications Corp., Class A*	157,270	1,317,923

Specialty Retail (6.3%)
Build-A-Bear Workshop, Inc.*^	43,225	1,396,168
Genesco, Inc.*^	80,610	3,331,611
Guitar Center, Inc.*^	48,820	2,624,563

		7,352,342

Total Consumer Discretionary		22,001,018

Consumer Staples (2.4%)
Food Products (2.4%)
Delta & Pine Land Co.^	93,700	2,771,646

Total Consumer Staples		2,771,646

Energy (7.4%)
Energy Equipment & Services (7.4%)
Core Laboratories N.V.*	29,450	1,803,813
Hercules Offshore, Inc.*^	4,395	179,712
Patterson-UTI Energy, Inc.	61,950	2,004,702
TETRA Technologies, Inc.*	26,925	1,324,710
Unit Corp.*	56,990	3,291,172

Total Energy		8,604,109

Financials (4.7%)
Consumer Finance (2.6%)
Cash America International, Inc.	90,700	2,982,216

Insurance (1.9%)
Philadelphia Consolidated Holdings Corp.*	66,745	2,211,262

Thrifts & Mortgage Finance (0.2%)
Clayton Holdings, Inc.*	10,055	216,886

Total Financials		5,410,364

Health Care (17.1%)
Biotechnology (3.0%)
Arena Pharmaceuticals, Inc.*^	60,655	858,875
Ariad Pharmaceuticals, Inc.*^	166,450	973,732
deCODE genetics, Inc.*^	163,075	1,286,662
Dendreon Corp.*^	84,500	343,915

		3,463,184

Health Care Equipment & Supplies (7.1%)
American Medical Systems Holdings, Inc.*	100,970	2,242,543
Arrow International, Inc.^	28,425	887,713
DJ Orthopedics, Inc.*	34,775	1,382,654
Respironics, Inc.*	45,900	1,680,858
SurModics, Inc.*^	36,970	1,314,653
Thoratec Corp.*^	44,500	$801,445

		8,309,866

Health Care Providers & Services (6.0%)
Allion Healthcare, Inc.*^	53,480	570,632
Centene Corp.*^	100,910	2,592,378
Healthways, Inc.*^	45,375	2,226,097
Horizon Health Corp.*^	76,540	1,599,686

		6,988,793

Health Care Technology (1.0%)
Per-Se Technologies, Inc.*^	39,925	1,115,904

Total Health Care		19,877,747

Industrials (10.6%)
Commercial Services & Supplies (4.2%)
Corrections Corp. of America*^	46,550	2,089,164
Waste Connections, Inc.*^	71,600	2,756,600

		4,845,764

Electrical Equipment (2.1%)
General Cable Corp.*^	76,305	2,408,949

Machinery (4.3%)
Actuant Corp., Class A^	31,125	1,990,444
Bucyrus International, Inc.,
Class A	58,785	3,051,529

		5,041,973

Total Industrials		12,296,686

Information Technology (33.2%)
Communications Equipment (2.5%)
Avocent Corp.*	23,275	627,029
EMS Technologies, Inc.*	53,778	1,032,538
Ixia*^	82,925	937,052
Tekelec*^	23,215	331,510

		2,928,129

Computers & Peripherals (5.4%)
Avid Technology, Inc.*	45,900	1,769,445
M-Systems Flash Disk
Pioneers Ltd.*	66,320	2,286,050
McDATA Corp., Class A*^	459,950	2,221,559

		6,277,054

Electronic Equipment & Instruments (8.0%)
Applied Films Corp.*^	15,450	338,664
Cogent, Inc.*	31,785	520,003
Coherent, Inc.*^	72,850	2,696,178
CPI International, Inc.*	2,770	49,860
OYO Geospace Corp.*^	42,250	2,460,640
Photon Dynamics, Inc.*^	49,250	938,212
RadiSys Corp.*^	109,175	2,310,143

		9,313,700

Internet Software & Services (1.3%)
eCollege.com, Inc.*^	38,350	814,937
Internet Capital Group, Inc.*^	78,805	736,827

		1,551,764

IT Services (1.7%)
Global Payments, Inc.	41,925	1,988,503

Semiconductors & Semiconductor Equipment (7.8%)
Advanced Energy Industries, Inc.*	118,940	1,866,169
ATMI, Inc.*^	47,175	1,339,770
Integrated Device Technology, Inc.*	177,200	2,696,984
Supertex, Inc.*^	31,460	1,214,985
Trident Microsystems, Inc.*^	70,645	1,879,157

		8,997,065

Software (6.5%)
Ansys, Inc.*	62,550	3,530,947
Factset Research Systems, Inc.^	71,250	3,144,975

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Netsmart Technologies, Inc.*	58,558	$828,596

		7,504,518

Total Information Technology		38,560,733

Materials (4.5%)
Metals & Mining (4.5%)
Aleris International, Inc.*^	113,130	5,232,263

Total Materials		5,232,263

Total Common Stocks (98.8%) (Cost $89,905,527)		114,754,566

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (32.4%)
Banc of America Securities LLC
4.89%, 5/1/06	$37,580,108	37,580,108

Time Deposit (1.8%)
JPMorgan Chase Nassau
4.29%, 5/1/06	$2,041,823	$2,041,823

Total Short-Term Investments (34.2%) (Amortized Cost $39,621,931)		39,621,931

Total Investments (133.0%) (Cost/Amortized Cost $129,527,458)		154,376,497
Other Assets Less Liabilities (-33.0%)		(38,262,490)

Net Assets (100%)		$116,114,007

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,593,274
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$36,263,482

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,806,462
Aggregate gross unrealized depreciation	(1,964,245)

Net unrealized appreciation	$24,842,217

Federal income tax cost of investments	$129,534,280

At April 30, 2006, the Fund had loaned securities with a total value $37,159,973. This was secured by collateral of $37,580,108 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.9%)
Auto Components (2.8%)
BorgWarner, Inc.	142,000	$8,623,660
Dana Corp.^	30,000	58,500
Federal-Mogul Corp.*^	30,000	10,500
Modine Manufacturing Co.^	151,000	4,380,510
Proliance International, Inc.*^	167,136	835,680
Standard Motor Products, Inc.^	140,000	1,117,200
Strattec Security Corp.*^	21,000	794,010
Tenneco, Inc.*^	35,000	841,750

		16,661,810

Automobiles (0.5%)
Coachmen Industries, Inc.^	20,000	225,600
Fleetwood Enterprises, Inc.*^	230,000	2,162,000
Monaco Coach Corp.^	30,000	417,600

		2,805,200

Hotels, Restaurants & Leisure (5.7%)
Aztar Corp.*^	110,000	5,225,000
Canterbury Park Holding Corp.	35,000	490,000
Churchill Downs, Inc.^	61,500	2,326,545
Denny’s Corp.*^	25,000	123,250
Dover Downs Gaming & Entertainment, Inc.	85,000	2,190,450
Dover Motorsports, Inc.^	205,000	1,238,200
Gaylord Entertainment Co.*^	150,000	6,637,500
Kerzner International Ltd.*^	40,000	3,125,600
Magna Entertainment Corp., Class A*^	320,000	1,971,200
Marcus Corp.^	10,000	180,300
Pinnacle Entertainment, Inc.*^	120,000	3,276,000
Six Flags, Inc.*^	110,000	1,013,100
Steak n Shake Co.*^	97,000	1,853,670
Triarc Cos., Inc.,
Class A^	90,000	1,562,400
Class B^	175,000	2,891,000

		34,104,215

Household Durables (2.1%)
Cavalier Homes, Inc.*^	150,000	1,021,500
Cavco Industries, Inc.*	80,000	3,600,000
Champion Enterprises, Inc.*^	160,000	2,441,600
Fedders Corp.^	295,000	787,650
Jarden Corp.*^	3,000	102,000
Lenox Group, Inc.*^	62,000	844,440
National Presto Industries, Inc.^	15,000	904,500
Nobility Homes, Inc.^	6,300	170,415
Palm Harbor Homes, Inc.*^	40,000	866,400
Skyline Corp.^	35,000	1,367,100
Southern Energy Homes, Inc.*	15,000	92,700
Syratech Corp.*	400	20

		12,198,325

Internet & Catalog Retail (0.0%)
ValueVision Media, Inc., Class A*^	6,300	78,750

Leisure Equipment & Products (0.3%)
Fairchild Corp., Class A*^	410,000	885,600
Marine Products Corp.^	75,000	816,750

		1,702,350

Media (9.1%)
Acme Communications, Inc.*^	114,000	511,860
Beasley Broadcasting Group, Inc., Class A^	57,000	536,370
Belo Corp., Class A^	140,000	2,566,200
Cablevision Systems Corp.*	347,400	7,041,798
Crown Media Holdings, Inc., Class A*^	74,000	290,080
Discovery Holding Co., Class A*^	3,000	44,700
E.W. Scripps Co., Class A^	110,000	$5,068,800
Fisher Communications, Inc.*^	73,500	3,181,815
Gemstar-TV Guide International, Inc.*	350,000	1,158,500
Granite Broadcasting Corp.*	120,000	14,400
Gray Television, Inc.^	237,000	1,798,830
Gray Television, Inc., Class A	64,000	483,840
Interactive Data Corp.*	150,000	3,340,500
Interep National Radio Sales, Inc., Class A*	75,000	54,750
Journal Register Co.^	205,000	2,291,900
Lakes Entertainment, Inc.*^	245,000	2,254,000
Lee Enterprises, Inc.^	55,000	1,694,000
Liberty Global, Inc. Class A*^	15,013	310,919
Liberty Global, Inc., Class C*	10,000	199,700
Lin TV Corp., Class A*	190,000	1,679,600
Martha Stewart Living Omnimedia, Class A*^	6,000	119,280
McClatchy Co., Class A^	54,000	2,440,800
Media General, Inc., Class A^	147,000	6,038,760
Meredith Corp.^	1,000	49,600
Nelson (Thomas), Inc.^	125,000	3,693,750
Nexstar Broadcasting Group, Inc., Class A*	40,000	230,000
Penton Media, Inc.*	300,000	153,000
Primedia, Inc.*^	680,000	1,285,200
Salem Communications Corp., Class A*^	75,000	1,146,000
Sinclair Broadcast Group, Inc., Class A^	280,000	2,198,000
Spanish Broadcasting System, Class A*^	80,000	404,800
Triple Crown Media, Inc.*^	28,000	150,080
Value Line, Inc.^	16,000	660,000
World Wrestling Entertainment, Inc.^	30,000	520,200
Young Broadcasting, Inc., Class A*^	180,000	590,400

		54,202,432

Specialty Retail (1.8%)
Aaron Rents, Inc., Class A	3,000	73,200
AutoNation, Inc.*	22,076	497,151
Big 5 Sporting Goods Corp.^	12,000	222,360
Bowlin Travel Centers, Inc.*	63,000	98,910
Cabela’s, Inc., Class A*^	1,000	20,400
CSK Auto Corp.*^	100,000	1,285,000
Earl Scheib, Inc.*	120,000	480,000
Gander Mountain Co.*^	4,000	35,960
Midas, Inc.*^	325,000	7,455,500
Pep Boys - Manny, Moe & Jack^	27,000	401,490

		10,569,971

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*^	125,000	1,075,000
Levcor International, Inc.*	45,000	26,100
Movado Group, Inc.^	60,000	1,180,200
Wolverine World Wide, Inc.	45,000	1,117,800

		3,399,100

Total Consumer Discretionary		135,722,153

Consumer Staples (7.3%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*^	49,000	1,322,020
Brown-Forman Corp., Class B	7,600	566,200
Vermont Pure Holdings Ltd.*	10,000	17,000

		1,905,220

Food & Staples Retailing (1.5%)
Ingles Markets, Inc., Class A^	200,000	3,670,000
Topps Co., Inc.^	255,000	2,246,550

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.^	75,000	$3,113,250

		9,029,800

Food Products (3.3%)
Corn Products International, Inc.^	160,000	4,480,000
Del Monte Foods Co.	65,000	757,900
Farmer Brothers Co.^	25,000	545,000
Flowers Foods, Inc.^	220,000	6,179,800
Griffin Land & Nurseries, Inc.*	65,300	1,968,795
Hain Celestial Group, Inc.*^	30,000	807,000
JM Smucker Co.	70,000	2,748,200
John B. Sanfilippo & Son, Inc.*^	2,000	31,180
Ralcorp Holdings, Inc.*^	54,000	2,013,120

		19,530,995

Household Products (1.3%)
Church & Dwight Co., Inc.	98,250	3,602,828
Energizer Holdings, Inc.*^	16,000	818,400
Katy Industries, Inc.*	174,000	495,900
Oil-Dri Corp. of America	129,600	2,870,640

		7,787,768

Personal Products (0.9%)
Elizabeth Arden, Inc.*^	30,000	685,800
Revlon, Inc., Class A*^	321,404	1,044,563
Schiff Nutrition International, Inc.*^	550,000	3,289,000

		5,019,363

Total Consumer Staples		43,273,146

Energy (0.6%)
Energy Equipment & Services (0.6%)
Lufkin Industries, Inc.^	3,000	192,180
RPC, Inc.^	61,000	1,689,090
W-H Energy Services, Inc.*	35,000	1,758,750

		3,640,020

Oil, Gas & Consumable Fuels (0.0%)
TransMontaigne, Inc.*^	25,000	274,000

Total Energy		3,914,020

Financials (4.2%)
Capital Markets (1.1%)
BKF Capital Group, Inc.^	50,000	451,500
Epoch Holding Corp.*	505,000	2,045,250
SWS Group, Inc.^	145,000	3,971,550

		6,468,300

Commercial Banks (0.4%)
First Republic Bank/California^	36,000	1,566,720
Sterling Bancorp/New York^	38,430	803,187

		2,369,907

Insurance (2.2%)
Alleghany Corp.*^	12,648	3,617,328
Argonaut Group, Inc.*^	85,000	2,966,500
CNA Surety Corp.*^	280,000	5,037,200
Midland Co.^	27,500	980,650
Phoenix Cos., Inc.^	20,000	303,800

		12,905,478

Real Estate (0.1%)
Gyrodyne Co. of America, Inc.*	21,500	1,019,100

Thrifts & Mortgage Finance (0.4%)
Crazy Woman Creek Bancorp, Inc.‡	51,000	765,000
Flushing Financial Corp.^	102,000	1,726,860

		2,491,860

Total Financials		25,254,645

Health Care (4.8%)
Biotechnology (0.0%)
Digene Corp.*^	1,500	$61,965

Health Care Equipment & Supplies (3.2%)
Align Technology, Inc.*^	60,000	527,400
ArthroCare Corp.*^	4,000	181,320
BIOLASE Technology, Inc.^	20,000	213,000
Biosite, Inc.*^	16,500	930,600
CONMED Corp.*^	40,000	872,400
DENTSPLY International, Inc.	6,000	358,020
DJ Orthopedics, Inc.*^	10,000	397,600
Edwards Lifesciences Corp.*	25,000	1,111,000
Encore Medical Corp.*^	12,000	65,760
Exactech, Inc.*^	42,300	597,699
ICU Medical, Inc.*^	34,000	1,400,460
Inverness Medical Innovations, Inc.*^	35,000	910,000
Kensey Nash Corp.*^	14,800	446,516
Lifecore Biomedical, Inc.*^	20,000	311,400
Orthofix International N.V.*^	10,000	405,900
Regeneration Technologies, Inc.*	35,000	267,050
Schick Technologies, Inc.*^	8,000	307,920
Sybron Dental Specialties, Inc.*	180,000	8,467,200
Thoratec Corp.*^	40,000	720,400
Young Innovations, Inc.	6,000	213,900

		18,705,545

Health Care Providers & Services (0.7%)
Chemed Corp.^	34,000	1,852,660
Henry Schein, Inc.*^	2,000	93,240
OCA, Inc.*^	1,000	70
Odyssey HealthCare, Inc.*^	8,000	139,120
Owens & Minor, Inc.^	50,000	1,593,500
Patterson Cos., Inc.*^	16,000	521,280

		4,199,870

Health Care Technology (0.0%)
AMICAS, Inc.*^	26,000	118,560
NWH, Inc.	2,000	27,360

		145,920

Life Sciences Tools & Services (0.4%)
Invitrogen Corp.*^	36,000	2,376,360
Thermo Electron Corp.*	5,000	192,700

		2,569,060

Pharmaceuticals (0.5%)
Allergan, Inc.	21,539	2,212,486
CNS, Inc.^	20,300	436,653
Collagenex Pharmaceuticals, Inc.*^	15,000	183,600

		2,832,739

Total Health Care		28,515,099

Industrials (31.2%)
Aerospace & Defense (7.4%)
AAR Corp.*^	52,000	1,387,360
Aviall, Inc.*^	130,000	4,901,000
Curtiss-Wright Corp.^	140,000	4,639,600
GenCorp, Inc.*^	360,000	7,034,400
Heico Corp.^	2,000	65,600
Herley Industries, Inc.*^	5,000	105,900
Kaman Corp.^	250,000	6,075,000
Moog, Inc., Class A*^	60,000	2,247,000
Precision Castparts Corp.	178,000	11,210,440
Sequa Corp.,
Class A*^	28,000	2,380,000
Class B*	45,000	3,858,750

		43,905,050

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.8%)
Park-Ohio Holdings Corp.*^	235,000	$4,598,950

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.*	4,000	85,920
Allied Waste Industries, Inc.*^	150,000	2,124,000
Central Parking Corp.^	18,000	274,500
GP Strategies Corp.*	20,000	144,000
Nashua Corp.*	205,000	1,521,428
Republic Services, Inc.	102,000	4,489,020
Rollins, Inc.^	357,500	7,239,375

		15,878,243

Construction & Engineering (0.2%)
Xanser Corp.*	230,000	915,400

Electrical Equipment (6.4%)
A.O. Smith Corp., Class A	10,000	461,000
Acuity Brands, Inc.	80,000	3,302,400
AMETEK, Inc.	148,000	7,291,960
Baldor Electric Co.^	102,000	3,386,400
C&D Technologies, Inc.^	8,000	64,480
Cooper Industries Ltd., Class A	24,000	2,194,800
Franklin Electric Co., Inc.^	42,000	2,449,860
GrafTech International Ltd.*^	170,000	1,149,200
Lamson & Sessions Co.*^	10,000	251,500
MagneTek, Inc.*^	135,000	538,650
Roper Industries, Inc.	24,000	1,139,040
Tech/Ops Sevcon, Inc.	80,000	544,000
Thomas & Betts Corp.*	270,000	15,376,500

		38,149,790

Industrial Conglomerates (0.7%)
Standex International Corp.^	60,000	1,721,400
Teleflex, Inc.	8,000	521,920
Tredegar Corp.^	120,000	1,927,200

		4,170,520

Machinery (11.3%)
Ampco-Pittsburgh Corp.^	59,000	1,736,370
Baldwin Technology Co.*^	270,000	1,668,600
Barnes Group, Inc.^	3,000	135,210
CIRCOR International, Inc.^	188,000	5,696,400
Clarcor, Inc.^	280,000	9,800,000
CNH Global N.V	30,000	802,500
Crane Co.	140,000	5,915,000
Donaldson Co., Inc.^	70,000	2,326,800
Flowserve Corp.*	172,000	9,893,440
Gardner Denver, Inc.*^	50,000	3,726,500
Gorman-Rupp Co.^	53,750	1,393,737
Graco, Inc.^	104,000	4,862,000
IDEX Corp	50,000	2,540,000
Lindsay Manufacturing Co.^	35,000	910,000
Met-Pro Corp.	1,333	20,315
Navistar International Corp.*^	59,000	1,556,420
Oshkosh Truck Corp.^	15,000	918,000
Pentair, Inc.	25,000	957,000
Robbins & Myers, Inc.^	150,000	3,645,000
Tennant Co.^	42,000	2,137,800
Watts Water Technologies, Inc., Class A^	183,500	6,277,535

		66,918,627

Trading Companies & Distributors (1.7%)
GATX Corp	190,000	8,892,000
Huttig Building Products, Inc.*^	85,000	712,300
Industrial Distribution Group, Inc.*^	74,000	632,700
National Patent Development Corp.*^	35,000	$50,750

		10,287,750

Total Industrials		184,824,330

Information Technology (4.1%)
Communications Equipment (0.8%)
Andrew Corp.*	25,000	264,500
Belden CDT, Inc.^	78,000	2,441,400
Communications Systems, Inc.^	100,000	1,108,000
Plantronics, Inc.	5,500	206,250
Stratos International, Inc.*^	20,000	153,600
Sycamore Networks, Inc.*^	30,000	141,000

		4,314,750

Computers & Peripherals (0.2%)
Intermec, Inc.*^	50,000	1,324,500

Electronic Equipment & Instruments (2.1%)
CTS Corp.^	265,000	3,739,150
Fargo Electronics, Inc.*^	28,000	517,440
Flir Systems, Inc.*^	4,000	97,800
Gerber Scientific, Inc.*^	150,000	1,555,500
IntriCon Corp.*	155,000	1,075,700
Landauer, Inc.^	27,000	1,328,400
Park Electrochemical Corp.	111,000	3,437,670
Paxar Corp.*^	31,000	677,040

		12,428,700

Internet Software & Services (0.0%)
Jupitermedia Corp.*^	2,000	35,240

IT Services (0.8%)
Edgewater Technology, Inc.*	424,000	3,286,000
StarTek, Inc.^	10,000	228,300
Tyler Technologies, Inc.*^	120,000	1,323,600

		4,837,900

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*^	83,000	719,610

Software (0.1%)
FalconStor Software, Inc.*^	30,000	225,300
GSE Systems, Inc.*	9,907	33,188
OpenTV Corp., Class A*^	70,000	201,600

		460,088

Total Information Technology		24,120,788

Materials (8.9%)
Chemicals (5.0%)
Arch Chemicals, Inc.^	2,000	58,920
Chemtura Corp.	280,000	3,416,000
Core Molding Technologies, Inc.*	273,000	1,468,740
Cytec Industries, Inc.^	12,000	725,640
Ferro Corp.^	150,000	2,892,000
H.B. Fuller Co.	45,000	2,353,500
Hercules, Inc.*^	345,000	4,902,450
MacDermid, Inc.^	130,000	4,459,000
NewMarket Corp.^	50,000	2,542,500
Olin Corp.^	50,000	1,027,500
Omnova Solutions, Inc.*	250,000	1,480,000
Scotts Miracle-Gro Co., Class A	10,000	442,600
Sensient Technologies Corp.^	200,000	4,110,000

		29,878,850

Containers & Packaging (3.4%)
Crown Holdings, Inc.*	15,000	240,450
Greif, Inc., Class A^	135,000	8,745,300
Myers Industries, Inc.^	400,000	7,080,000
Packaging Dynamics Corp.	200,000	2,766,000
Pactiv Corp.*	55,000	1,338,700

		20,170,450

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.3%)
Barrick Gold Corp.	45,000	$1,371,600
Kinross Gold Corp.*	16,000	196,000

		1,567,600

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.^	40,000	968,400

Total Materials		52,585,300

Telecommunication Services (4.7%)
Diversified Telecommunication Services (1.3%)
Atlantic Tele-Network, Inc	27,500	636,350
ATX Communications, Inc.* †	70,001	798
Cincinnati Bell, Inc.*	785,000	3,297,000
Commonwealth Telephone Enterprises, Inc.	60,000	1,990,800
D&E Communications, Inc.	146,000	1,817,700
McLeodUSA, Inc., Class A* †	5,001	25

		7,742,673

Wireless Telecommunication Services (3.4%)
ALLTEL Corp.	56,000	3,604,720
Centennial Communications Corp.*^	90,000	613,800
Dobson Communications Corp.*^	55,000	495,000
Nextel Partners, Inc., Class A*	40,000	1,133,600
Price Communications Corp.*^	60,000	1,041,600
Rogers Communications, Inc., Class B	130,000	5,521,100
Rural Cellular Corp., Class A*	70,000	1,130,500
U.S. Cellular Corp.*^	15,000	936,000
Vimpel-Communications OAO (ADR)*^	118,000	5,492,900

		19,969,220

Total Telecommunication Services		27,711,893

Utilities (7.1%)
Electric Utilities (3.7%)
Allegheny Energy, Inc.*	60,000	2,137,800
Duquesne Light Holdings, Inc.^	400,000	6,788,000
El Paso Electric Co.*	365,000	7,208,750
Maine & Maritimes Corp.	10,000	154,900
Otter Tail Corp.^	25,500	761,175
Westar Energy, Inc.^	240,000	5,025,600

		22,076,225

Gas Utilities (1.7%)
AGL Resources, Inc.	18,000	636,840
Atmos Energy Corp.^.	20,000	530,800
Nicor, Inc.^	60,000	2,376,600
ONEOK, Inc.	45,000	1,485,450
SEMCO Energy, Inc.*	50,000	270,000
Southern Union Co.	89,192	2,311,857
Southwest Gas Corp.^	90,000	2,494,800

		10,106,347

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*	1,355	33,279

Multi-Utilities (0.9%)
Aquila, Inc.*	320,000	1,385,600
CH Energy Group, Inc.^	63,500	3,002,280
CMS Energy Corp.*	40,000	$532,800
Florida Public Utilities Co.	37,998	522,472

		5,443,152

Water Utilities (0.8%)
SJW Corp.^	178,000	4,535,440

Total Utilities		42,194,443

Total Common Stocks (95.8%) (Cost $348,415,639)		568,115,817

PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Media (0.1%)
Granite Broadcasting Corp.,
12.75%, 4/1/09
(Cost $ 3,433,500)	5,500	742,500

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., expiring 1/3/11* (Cost $6,914)	4,351	40,290

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (28.3%)
Banc of America Securities LLC
4.89%, 5/1/06	$167,727,320	167,727,320

Time Deposit (4.2%)
JPMorgan Chase Nassau
4.29%, 5/1/06	24,900,414	24,900,414

Total Short-Term Investments (32.5%) (Amortized Cost $192,627,734)		192,627,734

Total Investments (128.4%) (Cost/Amortized Cost)	$(544,483,787)	761,526,341
Other Assets Less Liabilities (-28.4%)		(168,645,700)

Net Assets (100%)		$592,880,641

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $823 or 0.00% of net assets) valued at fair value.
‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2006, were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value April 30, 2006	Dividend Income	Realized Gain (Loss)
Crazy Woman Creek Bancorp, Inc.	$721,650	—	—	$765,000	$6,120	$—

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,560,892
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,764,786

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,053,064
Aggregate gross unrealized depreciation	(30,988,308)

Net unrealized appreciation	$214,064,756

Federal income tax cost of investments	$547,461,585

At April 30, 2006, the Fund had loaned securities with a total value $165,491,434. This was secured by collateral of $167,727,320 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $514,941, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended April 30, 2006, the Fund incurred approximately $76,472 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	8,600	$297,302

Household Durables (1.5%)
Black & Decker Corp.	700	65,527
Whirlpool Corp.	2,400	215,400

		280,927

Media (1.6%)
Walt Disney Co.	10,900	304,764

Multiline Retail (0.9%)
J.C. Penney Co., Inc.	2,500	163,650

Specialty Retail (1.5%)
AutoZone, Inc.*	900	84,249
Pacific Sunwear of California, Inc.*	8,000	186,400

		270,649

Textiles, Apparel & Luxury Goods (1.1%)
Liz Claiborne, Inc.	5,100	199,155

Total Consumer Discretionary		1,516,447

Consumer Staples (3.4%)
Food & Staples Retailing (1.1%)
Safeway, Inc.	7,700	193,501

Food Products (2.3%)
Del Monte Foods Co.	18,900	220,374
General Mills, Inc.	4,300	212,162

		432,536

Total Consumer Staples		626,037

Energy (10.3%)
Energy Equipment & Services (1.6%)
GlobalSantaFe Corp.	4,900	299,929

Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	1,900	199,158
Apache Corp.	3,500	248,675
BP plc (ADR)	5,200	383,344
ConocoPhillips	6,500	434,850
Devon Energy Corp	5,500	330,605

		1,596,632

Total Energy		1,896,561

Financials (30.6%)
Capital Markets (1.4%)
Bear Stearns Co., Inc.	1,800	256,518

Commercial Banks (5.5%)
KeyCorp.	8,000	305,760
PNC Financial Services Group, Inc.	2,800	200,116
U.S. Bancorp	8,500	267,240
Wachovia Corp.	4,000	239,400

		1,012,516

Diversified Financial Services (7.8%)
Bank of America Corp.	11,900	594,048
Citigroup, Inc.	11,500	574,425
JPMorgan Chase & Co.	5,900	267,742

		1,436,215

Insurance (12.4%)
ACE Ltd.	4,200	233,268
Allstate Corp.	4,600	259,854
American International Group, Inc.	4,100	267,525
Aon Corp.	5,200	217,932
Axis Capital Holdings Ltd.	8,900	265,398
Chubb Corp.	4,600	237,084
MetLife, Inc.	4,900	255,290
Nationwide Financial Services, Inc.	6,500	285,219
St. Paul Travelers Cos., Inc.	6,100	$268,583

		2,290,153

Real Estate Investment Trusts (REITs) (0.9%)
Equity Office Properties Trust (REIT)	5,600	180,880

Thrifts & Mortgage Finance (2.6%)
Fannie Mae	3,300	166,980
Washington Mutual, Inc.	6,900	310,914

		477,894

Total Financials		5,654,176

Health Care (4.0%)
Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.*	6,800	158,032

Health Care Providers & Services (1.3%)
CIGNA Corp.	2,300	246,100

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	13,100	332,478

Total Health Care		736,610

Industrials (9.6%)
Commercial Services & Supplies (2.6%)
Deluxe Corp.	7,200	171,648
Pitney Bowes, Inc.	7,200	301,320

		472,968

Electrical Equipment (1.4%)
Cooper Industries Ltd., Class A	2,900	265,205

Machinery (2.2%)
Deere & Co.	4,700	412,566

Road & Rail (3.4%)
Burlington Northern Santa Fe Corp.	4,500	357,885
CSX Corp.	3,900	267,111

		624,996

Total Industrials		1,775,735

Information Technology (11.3%)
Communications Equipment (1.2%)
Nokia Oyj (ADR)	10,200	231,132

Computers & Peripherals (5.9%)
Electronics for Imaging, Inc.*	9,200	252,632
Hewlett-Packard Co.	10,300	334,441
International Business Machines Corp.	6,100	502,274

		1,089,347

IT Services (1.7%)
Computer Sciences Corp.*	2,200	128,810
Sabre Holdings Corp., Class A^	7,700	177,793

		306,603

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	8,900	177,822

Software (1.5%)
CA, Inc.	10,900	276,424

Total Information Technology		2,081,328

Materials (9.9%)
Chemicals (7.1%)
Air Products & Chemicals, Inc.	5,400	370,008
H.B. Fuller Co.	1,100	57,530
Huntsman Corp.*	13,200	259,380
PolyOne Corp.*	31,400	278,832
Praxair, Inc.	4,700	263,811
Wellman, Inc.^	16,800	92,904

		1,322,465

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (1.6%)
Temple-Inland, Inc.	6,300	$292,572

Paper & Forest Products (1.2%)
MeadWestvaco Corp.	7,700	219,527

Total Materials		1,834,564

Telecommunication Services (4.9%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	7,800	204,438
BCE, Inc.	12,200	301,584
Verizon Communications, Inc.	6,100	201,483

		707,505

Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.	8,200	203,360

Total Telecommunication Services		910,865

Utilities (6.5%)
Electric Utilities (4.3%)
Allegheny Energy, Inc.*	4,900	174,587
IDACORP, Inc.^	11,300	384,765
Reliant Energy, Inc.*	20,500	232,675

		792,027

Multi-Utilities (2.2%)
OGE Energy Corp.	13,300	401,128

Total Utilities		1,193,155

Total Common Stocks (98.7%) (Cost $17,782,076)		18,225,478

	Principal Amount
LONG-TERM DEBT SECURITY:
Promissory Note (0.1%)
Shared Interest Promissory Note 1.70%, 3/31/07 †
(Cost $ 10,000)	$10,000	10,000

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
Banc of America Securities LLC 4.89%, 5/1/06	$459,071	$459,071

Time Deposit (0.5%)
JPMorgan Chase Nassau 4.29%, 5/1/06	93,810	93,810

Total Short-Term Investments (3.0%) (Amortized Cost $ 552,881)		552,881

Total Investments (101.8%) (Cost/Amortized Cost $18,344,957)		18,788,359
Other Assets Less Liabilities (-1.8%)		(332,580)

Net Assets (100%) .		$18,455,779

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $10,000 or 0.05% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,791,117
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$28,613,173

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$672,685
Aggregate gross unrealized depreciation	(251,036)

Net unrealized appreciation	$421,649

Federal income tax cost of investments	$18,366,710

At April 30, 2006, the Fund had loaned securities with a total value $459,494. This was secured by collateral of $459,071 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $25,155 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (4.5%)
Mobile Water & Sewer Commissioners 5.250%, 1/1/18	$1,000,000	$1,052,360

California (5.5%)
Hacienda La Puente Unified School District,
Series B
5.250%, 8/1/23	1,200,000	1,277,148

Colorado (7.2%)
Colorado Department of Transportation (Prerefunded) 6.000%, 6/15/15	1,000,000	1,091,330
Colorado Health Facilities Authority 5.500%, 9/1/16	550,000	584,051

		1,675,381

Florida (13.7%)
Coral Gables Health Facilities Authority 5.250%, 8/15/24	1,000,000	1,058,400
Miami-Dade County Expressway Authority,
Series B
5.250%, 7/1/26	1,000,000	1,063,330
Tampa Water & Sewer,
Series A
5.250%, 10/1/19	1,000,000	1,063,790

		3,185,520

Illinois (12.7%)
Chicago Skyway Toll Bridge (Prerefunded) 5.500%, 1/1/31	1,000,000	1,083,450
Cook County, Illinois,
Series A (Prerefunded)
5.125%, 11/15/26	735,000	781,650
Cook County, Illinois,
Series A (Unrefunded)
5.125%, 11/15/26	265,000	272,982
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	826,864

		2,964,946

Massachusetts (2.2%)
Massachusetts Health & Educational Facilities Authority,
Series D
5.000%, 10/1/29	500,000	516,265

Michigan (4.6%)
Michigan Municipal Bond Authority (Prerefunded)
5.750%, 10/1/16	1,000,000	1,074,250

Missouri (4.7%)
Missouri State Health & Educational Facilities Authority
5.500%, 10/1/15	1,000,000	1,100,980

Nevada (6.1%)
Clark County School District
5.500%, 6/15/13	1,300,000	1,418,001

New York (4.6%)
New York State Dormitory Authority (Prerefunded)
5.250%, 7/1/30	$1,000,000	$1,061,200

Ohio (4.4%)
Hamilton County, Ohio Sales Tax 5.000%, 12/1/27	1,000,000	1,024,580

South Carolina (5.6%)
South Carolina State Public Service Authority,
Series A
5.750%, 1/1/15	1,200,000	1,290,516

South Dakota (4.3%)
South Dakota Housing Development Authority,
Series K
5.050%, 5/1/36	1,000,000	1,009,460

Texas (11.4%)
Harris County Health Facilities
Development Corp.,
Series A (Prerefunded)
5.750%, 7/1/14	1,000,000	1,070,410
Houston Utilities System Revenue,
Series A
5.250%, 5/15/25	1,500,000	1,583,400

		2,653,810

Washington (6.9%)
Washington State,
Series B
5.000%, 1/1/27	1,000,000	1,025,690
Washington State,
Series B AT-7
6.400%, 6/1/17	500,000	580,310

		1,606,000

Total Long Term Debt Securities (98.4%) (Cost $ 21,807,048)		22,910,417

SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
4.29%, 5/1/06
(Amortized Cost $101,842)	101,842	101,842

Total Investments (98.8%) (Cost/Amortized Cost $21,908,890)		23,012,259
Other Assets Less Liabilities (1.2%)		273,868

Net Assets (100%)		$23,286,127

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Long-term debt securities	$5,435,300
Net Proceeds of Sales and Redemptions:
Long-term debt securities	$8,611,209

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,104,587
Aggregate gross unrealized depreciation	(1,218)

Net unrealized appreciation	$1,103,369

Federal income tax cost of investments	$21,908,890

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $357,773,649) (Securities on loan at market value $33,403,264)	$447,207,242
Cash	1,429,799
Foreign cash (Cost $131)	133
Receivable for securities sold	8,751,383
Receivable for Fund shares sold	988,501
Dividends, interest and other receivables	376,408
Other assets	77,972

Total assets	458,831,438

LIABILITIES
Collateral held for loaned securities	34,231,964
Payable for securities purchased	7,686,451
Payable for Fund shares redeemed	1,021,606
Investment management fees payable	250,106
Distribution fees payable	39,337
Administrative fees payable	20,309
Trustees’ fees payable	7,460
Accrued expenses	214,663

Total liabilities	43,471,896

NET ASSETS	$415,359,542

Net assets were comprised of:
Paid in capital	$360,573,075
Accumulated net investment loss	(1,436,937)
Accumulated net realized loss	(33,210,322)
Unrealized appreciation on investments	89,433,726

Net assets	$415,359,542

Class A
Net asset value and redemption price per share, $201,750,646 / 5,504,278 shares outstanding (unlimited amount authorized: $0.001 par value)	$36.65
Maximum sales charge (4.75% of offering price)	1.83

Maximum offering price to public	$38.48

Class B
Net asset value and offering price per share, $77,499,606 / 2,294,758 shares outstanding (unlimited amount authorized: $0.001 par value)	$33.77

Class C
Net asset value and offering price per share, $70,139,287 / 2,018,312 shares outstanding (unlimited amount authorized: $0.001 par value)	$34.75

Class Y
Net asset value, offering and redemption price per share, $65,970,003 / 1,725,270 shares outstanding (unlimited amount authorized: $0.001 par value)	$38.24

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $47,168 foreign withholding tax)	$1,661,596
Interest	196,182
Securities lending (net)	40,310

Total income	1,898,088

EXPENSES
Investment management fees	1,468,786
Transfer agent fees	360,434
Administrative fees	114,378
Sub-Transfer agent fees	75,557
Printing and mailing expenses	68,543
Professional fees	37,272
Trustees’ fees	29,525
Custodian fees	5,373
Distribution fees - Class A	449,345
Distribution fees - Class B	389,716
Distribution fees - Class C	332,981
Miscellaneous	32,509

Gross expenses	3,364,419
Less: Fees paid indirectly	(31,644)

Net expenses	3,332,775

NET INVESTMENT LOSS	(1,434,687)

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	24,122,878
Foreign currency transactions	2

Net realized gain	24,122,880

Change in unrealized appreciation on:
Securities	8,327,337
Foreign currency translations	2

Net change in unrealized appreciation	8,327,339

NET REALIZED AND UNREALIZED GAIN	32,450,219

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,015,532

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,434,687)	$(2,453,935)
Net realized gain on investments and foreign currency transactions	24,122,880	12,927,095
Net change in unrealized appreciation on investments and foreign currency translations.	8,327,339	26,181,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	31,015,532	36,655,093

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 637,216 and 1,773,254 shares, respectively ]	23,065,869	58,255,684
Capital shares redeemed [ (893,158) and (1,331,208) shares, respectively ]	(32,159,121)	(43,607,455)

Total Class A transactions.	(9,093,252)	14,648,229

Class B
Capital shares sold [ 199,662 and 537,758 shares, respectively ].	6,650,183	16,247,213
Capital shares redeemed [ (304,178) and (534,547) shares, respectively ]	(10,133,765)	(16,229,378)

Total Class B transactions	(3,483,582)	17,835

Class C
Capital shares sold [ 368,666 and 890,981 shares, respectively ].	12,637,479	27,756,561
Capital shares redeemed [ (226,489) and (308,906) shares, respectively ]	(7,777,930)	(9,673,694)

Total Class C transactions	4,859,549	18,082,867

Class Y
Capital shares sold [ 420,993 and 1,480,069 shares, respectively ]	15,818,307	51,267,903
Capital shares redeemed [ (90,490) and (315,057) shares, respectively ]	(3,408,921)	(11,017,650)

Total Class Y transactions.	12,409,386	40,250,253

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,692,101	72,999,184

TOTAL INCREASE IN NET ASSETS	35,707,633	109,654,277
NET ASSETS:
Beginning of period	379,651,909	269,997,632

End of period (a)	$415,359,542	$379,651,909

__________
(a) Includes accumulated net investment loss of	$(1,436,937)	$(2,250)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $61,465,681) (Securities on loan at market value $6,230,619).	$66,782,063
Receivable for securities sold	206,604
Receivable for Fund shares sold	126,100
Dividends, interest and other receivables	71,956
Other assets.	47,406

Total assets.	67,234,129

LIABILITIES
Overdraft payable	205,714
Collateral held for loaned securities	6,331,642
Payable for Fund shares redeemed	122,568
Payable for securities purchased	103,754
Investment management fees payable.	24,508
Distribution fees payable	6,148
Trustees’ fees payable	3,875
Administrative fees payable	3,104
Accrued expenses.	31,613

Total liabilities.	6,832,926

NET ASSETS	$60,401,203

Net assets were comprised of:
Paid in capital	$53,842,155
Accumulated undistributed net investment income	184,130
Accumulated undistributed net realized gain.	1,058,536
Unrealized appreciation on investments.	5,316,382

Net assets.	$60,401,203

Class A
Net asset value and redemption price per share, $28,494,787 / 2,615,053 shares outstanding (unlimited amount authorized: $0.001 par value).	$10.90
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.44

Class B
Net asset value and offering price per share, $17,306,233 / 1,599,160 shares outstanding (unlimited amount authorized: $0.001 par value).	$10.82

Class C
Net asset value and offering price per share, $7,318,241 / 676,197 shares outstanding (unlimited amount authorized: $0.001 par value).	$10.82

Class Y
Net asset value, offering and redemption price pershare, $ 7,281,942 / 664,977 shares outstanding (unlimited amount authorized: $0.001 par value).	$10.95

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$762,666
Interest	36,056
Securities lending (net)	4,536

Total income	803,258

EXPENSES
Investment management fees.	209,489
Transfer agent fees.	53,409
Professional fees.	19,190
Sub-Transfer agent fees.	16,728
Administrative fees	16,527
Printing and mailing expenses	9,831
Custodian fees	5,207
Trustees’ fees	4,226
Distribution fees - Class A	62,229
Distribution fees - Class B	84,947
Distribution fees - Class C	35,433
Miscellaneous	36,986

Gross expenses	554,202
Less: Waiver from investment advisor	(70,310)
Fees paid indirectly	(5,715)

Net expenses	478,177

NET INVESTMENT INCOME	325,081

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,155,834
Net change in unrealized appreciation on securities	3,398,293

NET REALIZED AND UNREALIZED GAIN	4,554,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,879,208

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$325,081	$385,471
Net realized gain on investments	1,155,834	5,715,110
Net change in unrealized appreciation (depreciation) on investments	3,398,293	(1,178,548)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,879,208	4,922,033

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(282,676)	(120,701)
Class B	(81,151)	(18,641)
Class C	(33,391)	(8,326)
Class Y	(75,425)	(3,055)

	(472,643)	(150,723)

Distributions from net realized capital gains
Class A	(2,491,987)	—
Class B	(1,573,082)	—
Class C	(647,286)	—
Class Y	(457,060)	—

	(5,169,415)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(5,642,058)	(150,723)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [481,390 and 1,086,183 shares, respectively]	5,169,511	11,833,647
Capital shares issued in reinvestment of dividends and distributions [253,611 and 10,840 shares, respectively]	2,622,196	113,820
Capital shares redeemed [(512,091) and (452,796) shares, respectively]	(5,457,599)	(4,924,346)

Total Class A transactions	2,334,108	7,023,121

Class B
Capital shares sold [136,533 and 396,740 shares, respectively]	1,468,685	4,308,529
Capital shares issued in reinvestment of dividends and distributions [145,744 and 1,773 shares, respectively]	1,498,605	16,870
Capital shares redeemed [(198,112) and (371,843) shares, respectively]	(2,109,581)	(4,003,330)

Total Class B transactions	857,709	322,069

Class C
Capital shares sold [77,955 and 184,810 shares, respectively]	827,828	1,999,315
Capital shares issued in reinvestment of dividends and distributions [59,056 and 690 shares, respectively]	607,152	7,215
Capital shares redeemed [(99,624) and (238,731) shares, respectively]	(1,062,591)	(2,532,626)

Total Class C transactions	372,389	(526,096)

Class Y
Capital shares sold [304,016 and 405,854 shares, respectively]	3,246,456	4,502,157
Capital shares issued in reinvestment of dividends and distributions [45,844 and 287 shares, respectively]	474,944	3,021
Capital shares redeemed [(92,088) and (34,239) shares, respectively]	(977,907)	(377,371)

Total Class Y transactions	2,743,493	4,127,807

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,307,699	10,946,901

TOTAL INCREASE IN NET ASSETS	5,544,849	15,718,211

NET ASSETS:
Beginning of period	54,856,354	39,138,143

End of period (a)	$60,401,203	$54,856,354

__________
(a) Includes accumulated undistributed net investment income of	$184,130	$331,692

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $106,683,222) (Securities on loan at market value $7,037,103)	$150,296,823
Receivable for securities sold	491,806
Receivable for Fund shares sold	192,430
Dividends, interest and other receivables	1,175
Other assets	60,852

Total assets	151,043,086

LIABILITIES
Overdraft payable	205,656
Collateral held for loaned securities	7,969,744
Payable for Fund shares redeemed	2,711,350
Payable for securities purchased	181,229
Investment management fees payable	71,434
Distribution fees payable	16,290
Administrative fees payable	7,431
Trustees’ fees payable	2,845
Accrued expenses	154,328

Total liabilities	11,320,307

NET ASSETS	$139,722,779

Net assets were comprised of:
Paid in capital	$157,923,324
Accumulated net investment loss	(1,142,689)
Accumulated net realized loss	(60,671,457)
Unrealized appreciation on investments	43,613,601

Net assets	$139,722,779

Class A
Net asset value and redemption price per share, $58,914,457/8,834,953 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.67
Maximum sales charge (4.75% of offering price)	0.33

Maximum offering price to public	$7.00

Class B
Net asset value and offering price per share, $41,953,794/6,586,602 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.37

Class C
Net asset value and offering price per share, $29,896,045/4,689,059 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.38

Class Y
Net asset value, offering and redemption price pershare, $ 8,958,483/1,300,652 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.89

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$216,851
Interest	33,374
Securities lending (net)	11,117

Total income	261,342

EXPENSES
Investment management fees	574,283
Administrative fees	45,250
Sub-Transfer agent fees	38,949
Printing and mailing expenses	27,220
Professional fees	23,591
Custodian fees	10,760
Trustees’ fees	11,992
Distribution fees - Class A	151,798
Distribution fees - Class B	229,306
Distribution fees - Class C	173,399
Transfer agent fees	216,642
Miscellaneous	34,124

Gross expenses	1,537,314
Less: Waiver from investment advisor	(77,745)
Fees paid indirectly	(56,532)

Net expenses	1,403,037

NET INVESTMENT LOSS	(1,141,695)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	13,791,097
Net change in unrealized depreciation on securities	(7,958,074)

NET REALIZED AND UNREALIZED GAIN	5,833,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,691,328

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,141,695)	$(2,743,266)
Net realized gain (loss) on investments	13,791,097	(5,802,955)
Net change in unrealized appreciation (depreciation) on investments	(7,958,074)	21,634,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,691,328	13,087,832

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [785,651 and 3,775,014 shares, respectively]	5,324,940	23,679,520
Capital shares redeemed [(2,974,232) and (5,297,649) shares, respectively]	(20,131,999)	(32,963,711)

Total Class A transactions	(14,807,059)	(9,284,191)

Class B
Capital shares sold [293,249 and 1,005,126 shares, respectively]	1,911,238	6,028,086
Capital shares redeemed [(1,203,367) and (2,901,543) shares, respectively]	(7,753,624)	(17,297,725)

Total Class B transactions	(5,842,386)	(11,269,639)

Class C
Capital shares sold [228,401 and 1,091,016 shares, respectively]	1,490,943	6,565,343
Capital shares redeemed [(1,461,296) and (2,494,444) shares, respectively]	(9,408,662)	(14,869,031)

Total Class C transactions	(7,917,719)	(8,303,688)

Class Y
Capital shares sold [176,128 and 1,236,225 shares, respectively]	1,221,321	8,013,695
Capital shares redeemed [(282,642) and (612,446) shares, respectively]	(1,964,578)	(3,952,172)

Total Class Y transactions	(743,257)	4,061,523

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,310,421)	(24,795,995)

TOTAL DECREASE IN NET ASSETS	(24,619,093)	(11,708,163)
NET ASSETS:
Beginning of period	164,341,872	176,050,035

End of period (a)	$139,722,779	$164,341,872

__________
(a) Includes accumulated net investment loss of	$(1,142,689)	$(994)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $199,052,778) (Securities on loan at market value $32,971,307)	$229,500,020
Receivable for securities sold	2,132,732
Receivable for Fund shares sold	771,920
Dividends, interest and other receivables	381,889
Other assets	68,406

Total assets	232,854,967

LIABILITIES
Overdraft payable	73,894
Collateral held for loaned securities	33,522,854
Payable for Fund shares redeemed	940,821
Payable for securities purchased	210,701
Investment management fees payable	95,742
Distribution fees payable	19,638
Trustees’ fees payable	13,314
Administrative fees payable	9,697
Accrued expenses	117,922

Total liabilities	35,004,583

NET ASSETS	$197,850,384

Net assets were comprised of:
Paid in capital	$158,247,930
Accumulated undistributed net investment income	749,310
Accumulated undistributed net realized gain	8,405,902
Unrealized appreciation on investments	30,447,242

Net assets	$197,850,384

Class A
Net asset value, and redemption price per share, $119,062,378/4,244,046 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.05
Maximum sales charge (4.75% of offering price)	1.40

Maximum offering price to public	$29.45

Class B
Net asset value, and offering price per share, $49,253,110/1,792,044 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.48

Class C
Net asset value, and offering price per share, $16,486,294/595,185 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.70

Class Y
Net asset value, offering and redemption price per share, $13,048,602/464,547 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.09

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$2,494,207
Interest	156,885
Securities lending (net)	11,081

Total income	2,662,173

EXPENSES
Investment management fees	692,418
Transfer agent fees	219,439
Administrative fees	54,151
Printing and mailing expenses	32,418
Sub-Transfer agent fees	32,164
Professional fees	25,292
Trustees’ fees	14,004
Custodian fees	9,406
Distribution fees - Class A	254,922
Distribution fees - Class B	250,120
Distribution fees - Class C	81,095
Miscellaneous	65,999

Gross expenses	1,731,428
Less: Waiver from investment advisor	(148,982)
Fees paid indirectly	(14,143)

Net expenses	1,568,303

NET INVESTMENT INCOME	1,093,870

REALIZED AND UNREALIZED GAIN
Realized gain on securities	8,739,198
Change in unrealized appreciation on securities	13,178,226

NET REALIZED AND UNREALIZED GAIN	21,917,424

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,011,294

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,093,870	$1,978,577
Net realized gain on investments	8,739,198	13,010,895
Net change in unrealized appreciation (depreciation) on investments	13,178,226	(1,514,711)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,011,294	13,474,761

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,299,746)	(580,514)
Class B	(310,061)	(159,860)
Class C	(98,772)	(45,007)
Class Y	(142,222)	(7,524)

	(1,850,801)	(792,905)

Distributions from net realized capital gains
Class A	(7,735,424)	(1,308,016)
Class B	(3,607,576)	(687,768)
Class C	(1,140,998)	(193,635)
Class Y	(606,162)	(12,223)

	(13,090,160)	(2,201,642)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(14,940,961)	(2,994,547)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [445,280 and 1,524,973 shares, respectively]	12,058,233	40,895,126
Capital shares issued in reinvestment of dividends and distributions [330,387 and 66,263 shares, respectively]	8,534,006	1,754,858
Capital shares redeemed [(604,713) and (1,089,329) shares, respectively]	(16,429,342)	(29,075,312)

Total Class A transactions	4,162,897	13,574,672

Class B
Capital shares sold [114,895 and 764,226 shares, respectively]	3,063,529	20,063,285
Capital shares issued in reinvestment of dividends and distributions [142,989 and 29,259 shares, respectively]	3,623,975	762,337
Capital shares redeemed [(353,321) and (672,624) shares, respectively]	(9,388,777)	(17,705,572)

Total Class B transactions	(2,701,273)	3,120,050

Class C
Capital shares sold [48,200 and 243,989 shares, respectively]	1,289,872	6,462,010
Capital shares issued in reinvestment of dividends and distributions [42,935 and 8,057 shares, respectively]	1,096,485	211,257
Capital shares redeemed [(87,057) and (179,388) shares, respectively]	(2,332,691)	(4,729,908)

Total Class C transactions	53,666	1,943,359

Class Y
Capital shares sold [173,134 and 297,450 shares, respectively]	4,646,144	8,124,052
Capital shares issued in reinvestment of dividends and distributions [27,018 and 338 shares, respectively]	697,330	8,945
Capital shares redeemed [(40,708) and (19,683) shares, respectively]	(1,101,382)	(538,015)

Total Class Y transactions	4,242,092	7,594,982

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,757,382	26,233,063

TOTAL INCREASE IN NET ASSETS	13,827,715	36,713,277
NET ASSETS:
Beginning of period	184,022,669	147,309,392

End of period (a)	$197,850,384	$184,022,669

__________
(a) Includes accumulated undistributed net investment income of	$749,310	$1,506,241

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $37,161,245) (Securities on loan at market value $2,239,608)	$52,935,477
Foreign cash (Cost $114,582)	118,002
Dividends, interest and other receivables	305,653
Receivable for Fund shares sold	187,182
Receivable for securities sold	69,593
Other assets	32,937

Total assets	53,648,844

LIABILITIES
Overdraft payable	55,517
Collateral held for loaned securities	2,266,650
Payable for Fund shares redeemed	153,183
Investment management fees payable	29,127
Distribution fees payable	4,706
Trustees’ fees payable	2,861
Administrative fees payable	2,476
Accrued expenses	49,811

Total liabilities	2,564,331

NET ASSETS	$51,084,513

Net assets were comprised of:
Paid in capital	$34,008,502
Accumulated overdistributed net investment income	(54,550)
Accumulated undistributed net realized gain	1,346,949
Unrealized appreciation on investments	15,783,612

Net assets	$51,084,513

Class A
Net asset value and redemption price per share, $17,976,586/1,933,693 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.30
Maximum sales charge (4.75% of offering price)	0.46

Maximum offering price to public	$9.76

Class B
Net asset value and offering price per share, $15,350,034/1,668,325 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.20

Class C
Net asset value and offering price per share, $5,448,026/593,749 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.18

Class Y
Net asset value, offering and redemption price per share, $12,309,867/1,319,188 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.33

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$559,906
Interest	16,174
Securities lending (net)	543

Total income	576,623

EXPENSES
Investment management fees	190,239
Transfer agent fees	56,998
Custodian fees	17,770
Professional fees	17,297
Administrative fees	13,102
Printing and mailing expenses	7,741
Sub-Transfer agent fees	7,058
Trustees’ fees	3,320
Distribution fees - Class A	36,452
Distribution fees - Class B	69,134
Distribution fees - Class C	23,463
Miscellaneous	26,489

Gross expenses	469,063
Less: Waiver from investment advisor	(41,752)
Fees paid indirectly	(2,600)

Net expenses	424,711

NET INVESTMENT INCOME	151,912

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	1,335,190
Foreign currency transactions	17,608

Net realized gain	1,352,798

Change in unrealized appreciation on:
Securities	7,414,094
Foreign currency translations	9,894

Net change in unrealized appreciation	7,423,988

NET REALIZED AND UNREALIZED GAIN	8,776,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,928,698

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$151,912	$254,201
Net realized gain on investments and foreign currency transactions	1,352,798	2,982,918
Net change in unrealized appreciation on investments and foreign currency translations	7,423,988	1,676,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,928,698	4,913,149

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(219,634)	(345,188)
Class B	(103,445)	(230,176)
Class C	(35,138)	(76,625)
Class Y	(192,235)	(274,530)

	(550,452)	(926,519)

Distributions from net realized capital gains
Class A	(940,866)	(440,242)
Class B	(767,069)	(382,249)
Class C	(260,936)	(127,249)
Class Y	(610,911)	(294,554)

	(2,579,782)	(1,244,294)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,130,234)	(2,170,813)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [574,233 and 525,536 shares, respectively]	4,984,751	4,091,197
Capital shares issued in reinvestment of dividends and distributions [134,776 and 95,799 shares, respectively]	1,119,895	749,778
Capital shares redeemed [(456,417) and (634,030) shares, respectively]	(3,931,221)	(4,950,850)

Total Class A transactions	2,173,425	(109,875)

Class B
Capital shares sold [226,950 and 367,937 shares, respectively]	1,959,137	2,849,262
Capital shares issued in reinvestment of dividends and distributions [101,887 and 74,202 shares, respectively]	840,492	576,853
Capital shares redeemed [(176,685) and (366,927) shares, respectively]	(1,537,194)	(2,842,183)

Total Class B transactions	1,262,435	583,932

Class C
Capital shares sold [121,666 and 143,560 shares, respectively]	1,046,140	1,107,187
Capital shares issued in reinvestment of dividends and distributions [29,397 and 20,908 shares, respectively]	241,644	162,035
Capital shares redeemed [(47,567) and (145,466) shares, respectively]	(407,922)	(1,116,171)

Total Class C transactions	879,862	153,051

Class Y
Capital shares sold [29,457 and 21,677 shares, respectively]	258,517	170,484
Capital shares issued in reinvestment of dividends and distributions [96,214 and 72,390 shares, respectively]	801,461	567,536
Capital shares redeemed [(14,205) and (22,907) shares, respectively]	(123,327)	(179,875)

Total Class Y transactions	936,651	558,145

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,252,373	1,185,253

TOTAL INCREASE IN NET ASSETS	11,050,837	3,927,589
NET ASSETS:
Beginning of period	40,033,676	36,106,087

End of period (a)	$51,084,513	$40,033,676

____________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$(54,550)	$343,990

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $220,982,110)	$216,894,739
Dividends, interest and other receivables	984,717
Receivable for Fund shares sold	345,240
Receivable for securities sold	44,403
Other assets	91,524

Total assets	218,360,623

LIABILITIES
Overdraft payable	202,199
Payable for securities purchased	4,857,812
Payable for Fund shares redeemed	569,799
Dividends payable	127,978
Investment management fees payable	35,900
Distribution fees payable	18,979
Trustees’ fees payable	16,408
Administrative fees payable	10,710
Accrued expenses	288,393

Total liabilities	6,128,178

NET ASSETS	$212,232,445

Net assets were comprised of:
Paid in capital	$217,213,050
Accumulated undistributed net investment income	175,306
Accumulated net realized loss	(1,068,540)
Unrealized depreciation on investments	(4,087,371)

Net assets	$212,232,445

Class A
Net asset value and redemption price per share, $105,822,935/8,678,214 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.19
Maximum sales charge (4.75% of offering price)	0.61

Maximum offering price to public	$12.80

Class B
Net asset value and offering price per share, $53,475,708/4,394,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.17

Class C
Net asset value and offering price per share, $14,326,802/1,177,083 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.17

Class Y
Net asset value, offering and redemption price per share, $ 38,607,000/3,171,123 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.17

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$5,541,447

EXPENSES
Investment management fees	630,565
Sub-Transfer agent fees	208,043
Transfer agent fees	203,155
Administrative fees	62,273
Printing and mailing expenses	37,582
Professional fees	26,597
Trustees’ fees	16,358
Custodian fees	3,968
Distribution fees - Class A	242,777
Distribution fees - Class B	290,909
Distribution fees - Class C	76,945
Miscellaneous	81,110

Gross expenses	1,880,282
Less: Waiver from investment advisor	(400,047)

Net expenses	1,480,235

NET INVESTMENT INCOME	4,061,212

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(832,081)
Net change in unrealized depreciation on securities	(2,567,931)

NET REALIZED AND UNREALIZED LOSS	(3,400,012)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$661,200

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,061,212	$7,777,001
Net realized gain (loss) on investments	(832,081)	103
Net change in unrealized depreciation on investments	(2,567,931)	(6,038,120)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	661,200	1,738,984

DIVIDENDS:
Dividends from net investment income
Class A	(2,271,790)	(3,943,256)
Class B	(1,071,803)	(2,078,566)
Class C	(283,256)	(564,094)
Class Y	(836,822)	(1,035,523)

TOTAL DIVIDENDS	(4,463,671)	(7,621,439)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [882,971 and 2,552,079 shares, respectively]	10,959,320	32,272,011
Capital shares issued in reinvestment of dividends and distributions [156,328 and 247,698 shares, respectively]	1,935,419	3,136,221
Capital shares redeemed [(1,311,992) and (2,726,027) shares, respectively]	(16,262,935)	(34,478,558)

Total Class A transactions	(3,368,196)	929,674

Class B
Capital shares sold [155,313 and 507,807 shares, respectively]	1,901,216	6,412,195
Capital shares issued in reinvestment of dividends and distributions [68,703 and 122,070 shares, respectively]	849,779	1,543,369
Capital shares redeemed [(895,070) and (1,480,348) shares, respectively]	(11,067,941)	(18,703,153)

Total Class B transactions	(8,316,946)	(10,747,589)

Class C
Capital shares sold [79,494 and 342,659 shares, respectively]	983,797	4,329,533
Capital shares issued in reinvestment of dividends and distributions [16,837 and 31,200 shares, respectively]	208,095	394,398
Capital shares redeemed [(281,740) and (609,935) shares, respectively]	(3,484,823)	(7,700,687)

Total Class C transactions	(2,292,931)	(2,976,756)

Class Y
Capital shares sold [505,403 and 1,439,688 shares, respectively]	6,246,368	18,242,199
Capital shares issued in reinvestment of dividends and distributions [66,849 and 72,630 shares, respectively]	825,997	917,704
Capital shares redeemed [(145,458) and (515,672) shares, respectively]	(1,794,743)	(6,536,829)

Total Class Y transactions	5,277,622	12,623,074

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,700,451)	(171,597)

TOTAL DECREASE IN NET ASSETS	(12,502,922)	(6,054,052)
NET ASSETS:
Beginning of period	224,735,367	230,789,419

End of period (a)	$212,232,445	$224,735,367

____________
(a) Includes accumulated undistributed net investment income of	$175,306	$577,765

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $175,627,905) (Securities on loan at market value $10,307,122)	$209,069,686
Receivable for Fund shares sold	982,524
Dividends, interest and other receivables	216,333
Receivable for securities sold	65,367
Other assets	76,468

Total assets	210,410,378

LIABILITIES
Overdraft payable	2,027
Collateral held for loaned securities	10,480,092
Payable for Fund shares redeemed	1,021,484
Payable for securities purchased	278,816
Investment management fees payable	72,293
Distribution fees payable	20,594
Trustees’ fees payable	13,708
Administrative fees payable	9,955
Accrued expenses	194,923

Total liabilities	12,093,892

NET ASSETS	$198,316,486

Net assets were comprised of:
Paid in capital	$180,495,862
Accumulated undistributed net investment income	62,164
Accumulated net realized loss	(15,683,321)
Unrealized appreciation on investments	33,441,781

Net assets	$198,316,486

Class A
Net asset value and redemption price per share, $86,415,757/2,233,439 shares outstanding (unlimited amount authorized: $0.001 par value)	$38.69
Maximum sales charge (4.75% of offering price)	1.93

Maximum offering price to public	$40.62

Class B
Net asset value and offering price per share, $68,644,990/1,842,148 shares outstanding (unlimited amount authorized: $0.001 par value)	$37.26

Class C
Net asset value and offering price per share, $17,636,453/472,758 shares outstanding (unlimited amount authorized: $0.001 par value)	$37.31

Class Y
Net asset value, offering and redemption price per share, $25,619,286/642,603 shares outstanding (unlimited amount authorized: $0.001 par value)	$39.87

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,703,605
Interest	56,640
Securities lending (net)	4,559

Total income	1,764,804

EXPENSES
Investment management fees	711,944
Transfer agent fees	250,676
Sub-Transfer agent fees	126,824
Administrative fees	55,870
Printing and mailing expenses	33,492
Professional fees	25,557
Trustees’ fees	14,485
Custodian fees	4,711
Distribution fees - Class A	183,414
Distribution fees - Class B	358,109
Distribution fees - Class C	86,590
Miscellaneous	63,836

Gross expenses	1,915,508
Less: Waiver from investment advisor	(262,683)
Fees paid indirectly	(7,590)

Net expenses	1,645,235

NET INVESTMENT INCOME	119,569

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	6,171,434
Net change in unrealized appreciation on securities	9,063,560

NET REALIZED AND UNREALIZED GAIN	15,234,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,354,563

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$119,569	$638,877
Net realized gain on investments	6,171,434	17,561,034
Net change in unrealized appreciation on investments	9,063,560	4,084,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,354,563	22,284,789

DIVIDENDS:
Dividends from net investment income
Class A	(452,790)	—
Class B	(1,226)	—
Class C	(284)	—
Class Y	(241,982)	—

TOTAL DIVIDENDS	(696,282)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [387,579 and 634,470 shares, respectively]	14,721,531	21,818,274
Capital shares issued in reinvestment of dividends and distributions [11,655 and 0 shares, respectively]	434,947	—
Capital shares redeemed [(313,661) and (648,024) shares, respectively]	(11,866,220)	(22,364,886)

Total Class A transactions	3,290,258	(546,612)

Class B
Capital shares sold [82,521 and 233,528 shares, respectively]	3,004,878	7,701,800
Capital shares issued in reinvestment of dividends and distributions [32 and 0 shares, respectively]	1,137	—
Capital shares redeemed [(333,330) and (644,921) shares, respectively]	(12,165,696)	(21,462,346)

Total Class B transactions	(9,159,681)	(13,760,546)

Class C
Capital shares sold [51,931 and 110,776 shares, respectively]	1,896,960	3,668,739
Capital shares issued in reinvestment of dividends and distributions [7 and 0 shares, respectively]	260	—
Capital shares redeemed [(63,533) and (147,901) shares, respectively]	(2,310,837)	(4,914,382)

Total Class C transactions	(413,617)	(1,245,643)

Class Y
Capital shares sold [78,106 and 134,594 shares, respectively]	3,047,298	4,760,585
Capital shares issued in reinvestment of dividends and distributions [6,271 and 0 shares, respectively]	240,729	—
Capital shares redeemed [(51,842) and (116,982) shares, respectively]	(2,062,866)	(4,126,730)

Total Class Y transactions	1,225,161	633,855

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,057,879)	(14,918,946)

TOTAL INCREASE IN NET ASSETS	9,600,402	7,365,843
NET ASSETS:
Beginning of period	188,716,084	181,350,241

End of period (a)	$198,316,486	$188,716,084

____________
(a) Includes accumulated undistributed net investment income of	$62,164	$638,877

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $273,906,323) (Securities on loan at market value $65,408,175)	$274,456,120
Cash	1,159,458
Dividends, interest and other receivables	4,402,944
Receivable for securities sold	1,856,577
Receivable for Fund shares sold	602,195
Other assets	68,308

Total assets	282,545,602

LIABILITIES
Collateral held for loaned securities	66,704,869
Payable for securities purchased	3,078,872
Payable for Fund shares redeemed	1,191,750
Dividends payable	343,128
Investment management fees payable	81,100
Distribution fees payable	20,023
Administrative fees payable	10,855
Trustees’ fees payable	5,121
Accrued expenses	172,326

Total liabilities	71,608,044

NET ASSETS	$210,937,558

Net assets were comprised of:
Paid in capital	$229,028,131
Accumulated undistributed net investment income	15,144
Accumulated net realized loss	(18,655,514)
Unrealized appreciation on investments	549,797

Net assets	$210,937,558

Class A
Net asset value and redemption price per share, $98,962,084/10,356,828 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56
Maximum sales charge (4.75% of offering price)	0.48

Maximum offering price to public	$10.04

Class B
Net asset value and offering price per share, $48,758,637/5,107,207 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

Class C
Net asset value and offering price per share, $28,315,365/2,966,772 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54

Class Y
Net asset value, offering and redemption price per share, $ 34,901,472/3,650,553 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$8,686,295
Securities lending (net)	22,344
Dividends	2,496

Total income	8,711,135

EXPENSES
Investment management fees	651,568
Transfer agent fees	197,834
Administrative fees	62,453
Sub-Transfer agent fees	44,498
Printing and mailing expenses	37,574
Professional fees	27,287
Trustees’ fees	16,376
Custodian fees	4,761
Distribution fees - Class A	225,391
Distribution fees - Class B	261,907
Distribution fees - Class C	154,591
Miscellaneous	34,863

Gross expenses	1,719,103
Less: Waiver from investment advisor	(154,168)

Net expenses	1,564,935

NET INVESTMENT INCOME	7,146,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,548,873
Net change in unrealized depreciation on securities	(1,590,905)

NET REALIZED AND UNREALIZED LOSS	(42,032)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,104,168

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,146,200	$14,966,632
Net realized gain on investments	1,548,873	3,562,525
Net change in unrealized depreciation on investments	(1,590,905)	(13,597,951)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,104,168	4,931,206

DIVIDENDS:
Dividends from net investment income
Class A	(3,365,332)	(6,728,138)
Class B	(1,621,230)	(3,708,774)
Class C	(958,887)	(2,319,559)
Class Y	(1,207,021)	(2,171,366)

TOTAL DIVIDENDS	(7,152,470)	(14,927,837)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,101,453 and 2,686,599 shares, respectively]	10,553,427	26,322,636
Capital shares issued in reinvestment of dividends and distributions [323,646 and 495,994 shares, respectively]	3,106,247	4,864,475
Capital shares redeemed [(1,605,659) and (3,489,756) shares, respectively]	(15,392,950)	(34,192,594)

Total Class A transactions	(1,733,276)	(3,005,483)

Class B
Capital shares sold [133,686 and 755,205 shares, respectively]	1,280,860	7,385,799
Capital shares issued in reinvestment of dividends and distributions [131,832 and 225,347 shares, respectively]	1,262,624	2,208,202
Capital shares redeemed [(1,046,426) and (2,257,443) shares, respectively]	(10,024,223)	(22,096,074)

Total Class B transactions	(7,480,739)	(12,502,073)

Class C
Capital shares sold [122,900 and 525,175 shares, respectively]	1,177,054	5,165,333
Capital shares issued in reinvestment of dividends and distributions [64,791 and 118,134 shares, respectively]	620,606	1,158,276
Capital shares redeemed [(746,345) and (1,659,926) shares, respectively]	(7,142,630)	(16,264,190)

Total Class C transactions	(5,344,970)	(9,940,581)

Class Y
Capital shares sold [506,931 and 903,252 shares, respectively].	4,854,780	8,822,504
Capital shares issued in reinvestment of dividends and distributions [112,619 and 146,094 shares, respectively]	1,079,931	1,432,103
Capital shares redeemed [(406,563) and (676,005) shares, respectively]	(3,898,176)	(6,628,190)

Total Class Y transactions	2,036,535	3,626,417

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,522,450)	(21,821,720)

TOTAL DECREASE IN NET ASSETS	(12,570,752)	(31,818,351)
NET ASSETS:
Beginning of period	223,508,310	255,326,661

End of period (a)	$210,937,558	$223,508,310

__________
(a) Includes accumulated undistributed net investment income of	$15,144	$21,414

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $156,686,463)
(Securities on loan at market value $19,244,724)	$172,421,040
Cash	702,712
Foreign cash (Cost $36,753)	37,462
Receivable for Fund shares sold	3,826,092
Dividends, interest and other receivables	296,987
Other assets	51,456

Total assets	177,335,749

LIABILITIES
Collateral held for loaned securities	23,856,469
Payable for securities purchased	9,895,672
Payable for Fund shares redeemed	248,609
Investment management fees payable	88,938
Distribution fees payable	13,295
Administrative fees payable	6,181
Trustees’ fees payable	4,765
Recoupment fees payable	4,091
Accrued expenses	81,618

Total liabilities	34,199,638

NET ASSETS	$143,136,111

Net assets were comprised of:
Paid in capital	$136,635,905
Accumulated undistributed net investment income	6,582
Accumulated net realized loss	(9,246,005)
Unrealized appreciation on investments	15,739,629

Net assets	$143,136,111

Class A
Net asset value and redemption price per share, $66,244,707/3,398,089 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.49
Maximum sales charge (4.75% of offering price)	0.97

Maximum offering price to public	$20.46

Class B
Net asset value and offering price per share, $27,342,246/1,481,151 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.46

Class C
Net asset value and offering price per share, $24,658,001/1,326,977 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.58

Class Y
Net asset value, offering and redemption price per share, $ 24,891,157/1,252,238 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.88

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $62,655 foreign withholding tax)	$696,284
Interest	140,997
Securities lending (net)	3,495

Total income	840,776

EXPENSES
Investment management fees	383,748
Transfer agent fees	149,663
Sub-Transfer agent fees	44,744
Administrative fees	26,172
Professional fees	18,834
Custodian fees	18,393
Printing and mailing expenses	14,723
Trustees’ fees	6,168
Distribution fees - Class A	98,636
Distribution fees - Class B	115,107
Distribution fees - Class C	68,717
Miscellaneous	41,655

Gross expenses	986,560
Less: Waiver from investment advisor	(55,545)
Fees paid indirectly	(100,980)

Net expenses	830,035

NET INVESTMENT INCOME	10,741

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	13,601,150
Options written	22,902
Foreign currency transactions	(6,336)

Net realized gain	13,617,716

Change in unrealized appreciation on:
Securities	9,635,398
Foreign currency translations	8,129

Net change in unrealized appreciation	9,643,527

NET REALIZED AND UNREALIZED GAIN	23,261,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,271,984

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,741	$51,477
Net realized gain on investments and foreign currency transactions	13,617,716	12,593,094
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations.	9,643,527	(446,135)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,271,984	12,198,436

DIVIDENDS:
Dividends from net investment income
Class A	(151,536)	(46,848)
Class B	—	(27,276)
Class C	—	(13,225)
Class Y	(61,773)	(21,114)

TOTAL DIVIDENDS	(213,309)	(108,463)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,465,572 and 736,075 shares, respectively]	26,681,319	10,422,519
Capital shares issued in reinvestment of dividends and distributions [8,939 and 3,297 shares, respectively]	147,118	45,501
Capital shares redeemed [(413,011) and (949,039) shares, respectively]	(7,124,083)	(13,345,911)

Total Class A transactions	19,704,354	(2,877,891)

Class B
Capital shares sold [366,704 and 253,051 shares, respectively]	6,155,417	3,412,462
Capital shares issued in reinvestment of dividends and distributions [0 and 1,970 shares,respectively]	—	25,879
Capital shares redeemed [(227,488) and (399,801) shares, respectively]	(3,787,120)	(5,336,902)

Total Class B transactions	2,368,297	(1,898,561)

Class C
Capital shares sold [743,526 and 189,931 shares, respectively]	12,977,004	2,570,702
Capital shares issued in reinvestment of dividends and distributions [0 and 918 shares, respectively]	—	12,129
Capital shares redeemed [(112,645) and (209,213) shares, respectively]	(1,848,876)	(2,805,396)

Total Class C transactions	11,128,128	(222,565)

Class Y
Capital shares sold [956,639 and 83,266 shares, respectively]	17,485,616	1,194,295
Capital shares issued in reinvestment of dividends and distributions [3,676 and 1,500 shares, respectively]	61,544	21,083
Capital shares redeemed [(89,497) and (865,170) shares, respectively]	(1,623,758)	(12,286,725)

Total Class Y transactions	15,923,402	(11,071,347)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS	49,124,181	(16,070,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,182,856	(3,980,391)
NET ASSETS:
Beginning of period	70,953,255	74,933,646

End of period (a)	$143,136,111	$70,953,255

___________
(a) Includes accumulated undistributed net investment income of	$6,582	$209,150

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $96,932,175)
(Securities on loan at market value $10,873,207)	$100,089,661
Cash	68,430
Receivable for securities sold	2,961,371
Receivable for Fund shares sold	185,889
Dividends, interest and other receivables	40,134
Other assets	195,201

Total assets	103,540,686

LIABILITIES
Collateral held for loaned securities	11,054,300
Payable for securities purchased	525,889
Payable for Fund shares redeemed	295,229
Investment management fees payable	41,874
Distribution fees payable	11,686
Trustees’ fees payable	4,542
Administrative fees payable	4,222
Accrued expenses	176

Total liabilities	11,937,918

NET ASSETS	$91,602,768

Net assets were comprised of:
Paid in capital	$203,866,189
Accumulated overdistributed net investment income	(168,431)
Accumulated overdistributed net realized loss	(115,252,476)
Unrealized appreciation on investments	3,157,486

Net assets	$91,602,768

Class A
Net asset value and redemption price per share, $34,961,389/3,106,939 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.25
Maximum sales charge (4.75% of offering price)	0.56

Maximum offering price to public	$11.81

Class B
Net asset value, and offering price per share, $40,958,940/3,706,894 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.05

Class C
Net asset value, and offering price per share, $14,036,706/1,271,207 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

Class Y
Net asset value, offering and redemption price per share, $1,645,733/144,903 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.36

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$606,925
Interest	93,702
Securities lending (net)	1,810

Total income	702,437

EXPENSES
Investment management fees	355,134
Transfer agent fees	131,891
Administrative fees	27,252
Professional fees	19,572
Printing and mailing expenses	16,783
Sub-Transfer agent fees	10,396
Trustees’ fees	7,273
Custodian fees	3,390
Distribution fees - Class A	83,413
Distribution fees - Class B	218,745
Distribution fees - Class C	74,177
Miscellaneous	19,291

Gross expenses	967,317
Less: Waiver from investment advisor	(31,440)
Fees paid indirectly	(135,262)

Net expenses	800,615

NET INVESTMENT LOSS	(98,178)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	7,699,549
Net change in unrealized depreciation on securities	(2,070,532)

NET REALIZED AND UNREALIZED GAIN	5,629,017

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,530,839

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(98,178)	$(419,113)
Net realized gain on investments	7,699,549	15,383,037
Net change in unrealized depreciation on investments	(2,070,532)	(6,097,372)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,530,839	8,866,552

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(59,996)	—
Class Y	(10,240)	—

	(70,236)	—

Distributions from net realized capital gains
Class A	(837,508)	—
Class B	(990,356)	—
Class C	(330,327)	—
Class Y	(35,528)	—

	(2,193,719)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,263,955)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [238,615 and 543,121 shares, respectively]	2,653,409	5,766,664
Capital shares issued in reinvestment of dividends and distributions [78,239 and 0 shares, respectively]	857,448	—
Capital shares issued in connection with merger (Note 11) [0 and 1,199,426 shares, respectively]	—	13,346,154
Capital shares redeemed [(794,071) and (1,326,969) shares, respectively]	(8,801,342)	(14,085,110)

Total Class A transactions	(5,290,485)	5,027,708

Class B
Capital shares sold [139,732 and 271,039 shares, respectively]	1,526,979	2,813,190
Capital shares issued in reinvestment of dividends and distributions [85,995 and 0 shares, respectively]	927,904	—
Capital shares issued in connection with merger (Note 11) [0 and 1,212,101 shares, respectively]	—	13,275,743
Capital shares redeemed [(778,148) and (1,360,642) shares, respectively]	(8,488,890)	(14,230,454)

Total Class B transactions	(6,034,007)	1,858,479

Class C
Capital shares sold [59,269 and 122,929 shares, respectively]	644,978	1,279,241
Capital shares issued in reinvestment of dividends and distributions [26,779 and 0 shares, respectively]	288,681	—
Capital shares issued in connection with merger (Note 11) [0 and 626,051 shares, respectively]	—	6,858,863
Capital shares redeemed [(246,232) and (442,850) shares, respectively]	(2,694,087)	(4,647,676)

Total Class C transactions	(1,760,428)	3,490,428

Class Y
Capital shares sold [3,639 and 9,390 shares, respectively]	40,611	100,880
Capital shares issued in reinvestment of dividends and distributions [3,345 and 0 shares, respectively]	36,836	—
Capital shares issued in connection with merger (Note 11) [0 and 128,000 shares, respectively]	—	1,439,211
Capital shares redeemed [(11,870) and (18,018) shares, respectively]	(133,604)	(190,989)

Total Class Y transactions	(56,157)	1,349,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,141,077)	11,725,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,874,193)	20,592,269
NET ASSETS:
Beginning of period	101,476,961	80,884,692

End of period (a)	$91,602,768	$101,476,961

__________
(a) Includes accumulated overdistributed net investment income of	$(168,431)	$(17)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Amortized cost $119,708,604)	$119,708,604
Cash	48,242
Dividends, interest and other receivables	107,723
Receivable from investment manager	13,097
Receivable for Fund shares sold	6,724
Other assets	80,830

Total assets	119,965,220

LIABILITIES
Dividends payable	406,682
Payable for Fund shares redeemed	22,371
Administrative fees payable	8,012
Trustees’ fees payable	7,912
Accrued expenses	1,055,739

Total liabilities	1,500,716

NET ASSETS	$118,464,504

Net assets were comprised of:
Paid in capital	$118,460,757
Accumulated undistributed net investment income	1,980
Accumulated undistributed net realized gain	1,767

Net assets	$118,464,504

Class A
Net asset value and redemption price per share, $75,131,505/75,129,437 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class B
Net asset value and redemption price per share, $23,800,324/23,800,117 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class C
Net asset value and offering price per share, $9,353,271/9,352,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class Y
Net asset value, offering and redemption price per share, $10,179,404/10,179,021 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$2,635,671

EXPENSES
Investment management fees	194,275
Transfer agent fees	198,356
Sub-Transfer agent fees	106,438
Custodian fees	47,607
Administrative fees	36,346
Professional fees	21,082
Printing and mailing expenses	20,569
Trustees’ fees	9,054
Miscellaneous	58,887

Gross expenses	692,614
Less: Waiver from investment advisor	(230,621)
Reimbursement from investment manager	(49,894)

Net expenses	412,099

NET INVESTMENT INCOME	2,223,572

REALIZED GAIN
Net realized gain on securities	1,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,225,339

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,223,572	$5,156,799
Net realized gain on investments	1,767	580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,225,339	5,157,379

DIVIDENDS:
Dividends from net investment income
Class A	(1,371,423)	(4,045,221)
Class B	(486,919)	(679,770)
Class C	(185,900)	(232,317)
Class Y	(179,330)	(198,091)

TOTAL DIVIDENDS	(2,223,572)	(5,155,399)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [32,147,325 and 124,259,401 shares, respectively]	32,147,325	124,259,390
Capital shares issued in reinvestment of dividends and distributions [1,257,725 and 3,794,102 shares, respectively]	1,257,614	3,794,113
Capital shares redeemed [(28,780,469) and (392,892,435) shares, respectively]	(28,780,469)	(392,892,435)

Total Class A transactions	4,624,470	(264,838,932)

Class B
Capital shares sold [6,904,754 and 18,195,748 shares, respectively]	6,904,754	18,195,748
Capital shares issued in reinvestment of dividends and distributions [453,359 and 571,124 shares, respectively]	453,260	571,174
Capital shares redeemed [(11,683,391) and (29,310,758) shares, respectively]	(11,683,391)	(29,311,359)

Total Class B transactions	(4,325,377)	(10,544,437)

Class C
Capital shares sold [2,346,114 and 11,615,452 shares, respectively]	2,346,114	11,615,452
Capital shares issued in reinvestment of dividends and distributions [176,254 and 191,625 shares, respectively]	176,250	191,605
Capital shares redeemed [(4,691,879) and (11,585,816) shares, respectively]	(4,691,879)	(11,585,816)

Total Class C transactions	(2,169,515)	221,241

Class Y
Capital shares sold [1,356,117 and 13,065,165 shares, respectively]	1,356,117	13,065,165
Capital shares issued in reinvestment of dividends and distributions [167,295 and 155,310 shares, respectively]	167,295	155,310
Capital shares redeemed [(294,932) and (11,839,149) shares, respectively]	(294,932)	(11,839,149)

Total Class Y transactions	1,228,480	1,381,326

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(641,942)	(273,780,802)

TOTAL DECREASE IN NET ASSETS	(640,175)	(273,778,822)
NET ASSETS:
Beginning of period	119,104,679	392,883,501

End of period (a)	$118,464,504	$119,104,679

___________
(a) Includes accumulated undistributed net investment income of	$1,980	$1,980

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $53,853,011) (Securities on loan at market value $4,336,601)	$53,154,000
Cash	160,183
Dividends, interest and other receivables	427,063
Receivable for Fund shares sold	105,858
Receivable for securities sold	4,910
Other assets	40,820

Total assets	53,892,834

LIABILITIES
Collateral held for loaned securities	3,928,609
Payable for securities purchased	1,073,378
Payable for fund shares redeemed	179,221
Dividends payable	26,739
Investment management fees payable	4,523
Trustees’ fees payable	3,227
Distribution fees payable	2,659
Administrative fees payable	2,410
Accrued expenses	39,843

Total liabilities	5,260,609

NET ASSETS	$48,632,225

Net assets were comprised of:
Paid in capital	$49,731,216
Accumulated overdistributed net investment income	(398)
Accumulated net realized loss	(399,582)
Unrealized depreciation on investments	(699,011)

Net assets	$48,632,225

Class A
Net asset value and redemption price per share, $17,890,107/1,830,519 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.77
Maximum sales charge (3.5% of offering price)	0.35

Maximum offering price to public	$10.12

Class B
Net asset value and offering price per share, $6,886,281/706,080 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.75

Class C
Net asset value and offering price per share, $4,752,601/487,477 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.75

Class Y
Net asset value, offering and redemption price per share, $19,103,236/1,954,438 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.77

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$1,043,043
Securities lending	3,396

Total income	1,046,439

EXPENSES
Investment management fees	99,066
Transfer agent fees	37,342
Professional fees	17,197
Sub-Transfer agent fees	15,900
Administrative fees	13,167
Printing and mailing expenses	8,167
Custodian fees	3,489
Trustees’ fees	3,384
Distribution fees - Class A	22,193
Distribution fees - Class B	36,008
Distribution fees - Class C	26,316
Miscellaneous	28,833

Gross expenses	311,062
Less: Waiver from investment advisor	(76,802)

Net expenses	234,260

NET INVESTMENT INCOME	812,179

REALIZED AND UNREALIZED LOSS
Realized loss on securities	(207,485)
Net change in unrealized depreciation on securities	(58,595)

NET REALIZED AND UNREALIZED LOSS	(266,080)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$546,099

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$812,179	$1,002,257
Net realized loss on investments and foreign currency transactions	(207,485)	(171,544)
Net change in unrealized depreciation on investments and foreign currency translations	(58,595)	(516,353)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	546,099	314,360

DIVIDENDS:
Dividends from net investment income
Class A	(325,963)	(463,875)
Class B	(105,210)	(191,997)
Class C	(76,841)	(143,164)
Class Y	(311,520)	(216,817)

TOTAL DIVIDENDS	(819,534)	(1,015,853)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [691,739 and 834,400 shares, respectively]	6,792,148	8,292,315
Capital shares issued in reinvestment of dividends and distributions [29,581 and 36,598 shares, respectively]	289,761	363,287
Capital shares redeemed [(577,615) and (558,360) shares, respectively]	(5,666,036)	(5,545,831)

Total Class A transactions	1,415,873	3,109,771

Class B
Capital shares sold [48,630 and 148,977 shares, respectively]	475,335	1,477,882
Capital shares issued in reinvestment of dividends and distributions [7,749 and 13,442 shares, respectively]	76,128	133,296
Capital shares redeemed [(124,532) and (283,528) shares, respectively]	(1,221,061)	(2,810,385)

Total Class B transactions	(669,598)	(1,199,207)

Class C
Capital shares sold [39,868 and 160,263 shares, respectively]	389,573	1,588,787
Capital shares issued in reinvestment of dividends and distributions [5,163 and 8,696 shares, respectively]	50,517	86,116
Capital shares redeemed [(156,938) and (239,854) shares, respectively]	(1,537,010)	(2,378,497)

Total Class C transactions	(1,096,920)	(703,594)

Class Y
Capital shares sold [600,484 and 1,456,508 shares, respectively]	5,885,477	14,483,370
Capital shares issued in reinvestment of dividends and distributions [29,238 and 14,548 shares, respectively]	286,593	144,106
Capital shares redeemed [(82,459) and (206,242) shares, respectively]	(811,134)	(2,041,053)

Total Class Y transactions	5,360,936	12,586,423

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,010,291	13,793,393

TOTAL INCREASE IN NET ASSETS	4,736,856	13,091,900
NET ASSETS:
Beginning of period	43,895,369	30,803,469

End of period (a)	$48,632,225	$43,895,369

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$(398)	$6,957

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $129,527,458) (Securities on loan at market value $37,159,973)	$154,376,497
Receivable for securities sold	3,913,800
Receivable for Fund shares sold	515,679
Dividends, interest and other receivables	11,264
Other assets	56,689

Total assets	158,873,929

LIABILITIES
Overdraft payable	89,486
Collateral held for loaned securities	37,580,108
Payable for securities purchased	4,276,568
Payable for Fund shares redeemed	654,632
Investment management fees payable	48,820
Distribution fees payable	11,942
Trustees’ fees payable	7,553
Administrative fees payable	5,816
Accrued expenses	84,997

Total liabilities	42,759,922

NET ASSETS	$116,114,007

Net assets were comprised of:
Paid in capital	$90,925,342
Accumulated net investment loss	(792,445)
Accumulated undistributed net realized gain	1,132,071
Unrealized appreciation on investments	24,849,039

Net assets	$116,114,007

Class A
Net asset value and redemption price per share, $50,104,988/1,527,465 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.80
Maximum sales charge (4.75% of offering price)	1.64

Maximum offering price to public	$34.44

Class B
Net asset value and offering price per share, $35,005,659/1,131,031 shares outstanding (unlimited amount authorized: $0.001 par value)	$30.95

Class C
Net asset value and offering price per share, $15,002,511/482,817 shares outstanding (unlimited amount authorized: $0.001 par value)	$31.07

Class Y
Net asset value, offering and redemption price per share, $16,000,849/467,363 shares outstanding (unlimited amount authorized: $0.001 par value)	$34.24

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$66,971
Interest	55,529
Securities lending (net)	58,357

Total income	180,857

EXPENSES
Investment management fees	528,819
Transfer agent fees	186,874
Sub-Transfer agent fees	71,647
Administrative fees	30,917
Professional fees	20,689
Printing and mailing expenses	18,207
Trustees’ fees	7,860
Custodian fees	3,521
Distribution fees - Class A	102,073
Distribution fees - Class B	172,169
Distribution fees - Class C	71,931
Miscellaneous	48,406

Gross expenses	1,263,113
Less: Waiver from investment advisor	(268,524)
Fees paid indirectly	(21,287)

Net expenses	973,302

NET INVESTMENT LOSS	(792,445)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,139,084
Net change in unrealized appreciation on securities	22,082,549

NET REALIZED AND UNREALIZED GAIN	23,221,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,429,188

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(792,445)	$(1,233,331)
Net realized gain on investments	1,139,084	19,121,768
Net change in unrealized appreciation (depreciation) on investments	22,082,549	(10,747,702)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,429,188	7,140,735

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(2,512,921)	—
Class B	(2,034,805)	—
Class C	(836,467)	—
Class Y	(688,031)	—

TOTAL DISTRIBUTIONS	(6,072,224)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [259,515 and 475,037 shares, respectively]	7,984,575	13,500,312
Capital shares issued in reinvestment of dividends and distributions [85,233 and 0 shares, respectively]	2,404,980	—
Capital shares redeemed [(339,102) and (623,827) shares, respectively]	(10,177,738)	(17,719,547)

Total Class A transactions	211,817	(4,219,235)

Class B
Capital shares sold [59,911 and 144,901 shares, respectively]	1,732,663	3,905,074
Capital shares issued in reinvestment of dividends and distributions [71,443 and 0 shares, respectively]	1,905,295	—
Capital shares redeemed [(234,310) and (393,317) shares, respectively]	(6,781,385)	(10,622,807)

Total Class B transactions	(3,143,427)	(6,717,733)

Class C
Capital shares sold [52,784 and 96,641 shares, respectively]	1,528,286	2,611,285
Capital shares issued in reinvestment of dividends and distributions [27,767 and 0 shares, respectively]	743,269	—
Capital shares redeemed [(97,228) and (222,922) shares, respectively]	(2,826,655)	(6,036,443)

Total Class C transactions	(555,100)	(3,425,158)

Class Y
Capital shares sold [96,682 and 165,421 shares, respectively]	3,050,811	4,834,515
Capital shares issued in reinvestment of dividends and distributions [21,882 and 0 shares, respectively]	643,122	—
Capital shares redeemed [(54,834) and (143,254) shares, respectively]	(1,735,852)	(4,231,913)

Total Class Y transactions	1,958,081	602,602

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,528,629)	(13,759,524)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,828,335	(6,618,789)
NET ASSETS:
Beginning of period	101,285,672	107,904,461

End of period (a)	$116,114,007	$101,285,672

__________
(a) Includes accumulated net investment loss of	$(792,445)	$—

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $543,762,137) (Securities on loan at market value $165,491,434)	$760,761,341
Affiliated issuer (Cost $721,650)	765,000
Receivable for Fund shares sold	2,946,469
Receivable for securities sold	1,284,238
Dividends, interest and other receivables	276,459
Other assets	111,479

Total assets	766,144,986

LIABILITIES
Overdraft payable	407,913
Collateral held for loaned securities	167,727,320
Payable for Fund shares redeemed	4,069,799
Investment management fees payable	354,159
Payable for securities purchased	166,193
Distribution fees payable	69,412
Administrative fees payable	29,962
Trustees’ fees payable	9,842
Accrued expenses	429,745

Total liabilities	173,264,345

NET ASSETS	$592,880,641

Net assets were comprised of:
Paid in capital	$339,866,121
Accumulated undistributed net investment income	1,903,559
Accumulated undistributed net realized gain	34,068,407
Unrealized appreciation on investments	217,042,554

Net assets	$592,880,641

Class A
Net asset value and redemption price per share, $268,774,763/21,189,211 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.68
Maximum sales charge (4.75% of offering price)	0.63

Maximum offering price to public	$13.31

Class B
Net asset value and offering price per share, $197,615,246/16,824,874 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.75

Class C
Net asset value and offering price per share, $102,199,976/8,473,347 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.06

Class Y
Net asset value, offering and redemption price per share, $24,290,656/1,805,817 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.45

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (including $6,120 of dividend income received from affiliate and net of $2,681 foreign withholding tax)	$7,108,635
Interest	111,028
Securities lending (net)	119,001

Total income	7,338,664

EXPENSES
Investment management fees	2,124,300
Transfer agent fees	620,943
Administrative fees	166,987
Sub-Transfer agent fees	133,028
Printing and mailing expenses	99,585
Professional fees	47,474
Custodian fees	43,672
Trustees’ fees	43,228
Distribution fees - Class A	577,855
Distribution fees - Class B	991,654
Distribution fees - Class C	520,037
Miscellaneous	68,480

Gross expenses	5,437,243
Less: Fees paid indirectly	(5,781)

Net expenses	5,431,462

NET INVESTMENT INCOME	1,907,202

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	37,047,057
Net change in unrealized appreciation on securities	41,218,354

NET REALIZED AND UNREALIZED GAIN	78,265,411

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,172,613

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,907,202	$(4,265,862)
Net realized gain on investments and foreign currency transactions	37,047,057	25,593,148
Net change in unrealized appreciation on investments and foreign currency translations	41,218,354	43,304,213

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	80,172,613	64,631,499

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(9,781,122)	(3,477,468)
Class B	(8,205,145)	(3,030,602)
Class C	(4,249,073)	(1,633,776)
Class Y	(817,771)	(129,682)

TOTAL DISTRIBUTIONS	(23,053,111)	(8,271,528)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,186,056 and 4,533,453 shares, respectively]	26,302,313	51,797,222
Capital shares issued in reinvestment of dividends and distributions [761,799 and 272,811shares, respectively]	8,632,827	3,104,424
Capital shares redeemed [(3,736,218) and (7,169,650) shares, respectively]	(44,642,522)	(81,756,762)

Total Class A transactions	(9,707,382)	(26,855,116)

Class B
Capital shares sold [526,879 and 1,743,761 shares, respectively]	5,856,530	18,501,773
Capital shares issued in reinvestment of dividends and distributions [719,590 and 261,661 shares, respectively]	7,563,403	2,786,796
Capital shares redeemed [(2,954,266) and (4,761,446) shares, respectively]	(32,951,632)	(50,862,596)

Total Class B transactions	(19,531,699)	(29,574,027)

Class C
Capital shares sold [336,528 and 1,381,638 shares, respectively]	3,816,857	15,063,010
Capital shares issued in reinvestment of dividends and distributions [342,412 and 128,127 shares, respectively]	3,694,604	1,399,145
Capital shares redeemed [(2,026,973) and (3,115,137) shares, respectively]	(23,061,536)	(33,997,758)

Total Class C transactions	(15,550,075)	(17,535,603)

Class Y
Capital shares sold [231,746 and 1,166,184 shares, respectively]	2,933,510	13,929,438
Capital shares issued in reinvestment of dividends and distributions [62,187 and 8,283 shares, respectively]	745,617	99,143
Capital shares redeemed [(279,150) and (257,093) shares, respectively]	(3,491,694)	(3,125,951)

Total Class Y transactions	187,433	10,902,630

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,601,723)	(63,062,116)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,517,779	(6,702,145)
NET ASSETS:
Beginning of period	580,362,862	587,065,007

End of period (a)	$592,880,641	$580,362,862

___________
(a) Includes accumulated undistributed net investment income (accumulated net investment loss) of	$1,903,559	$(3,643)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $18,344,957) (Securities on loan at market value $459,494)	$18,788,359
Foreign cash	87
Receivable for Fund shares sold	57,804
Dividends, interest and other receivables	52,945
Receivable for securities sold	4,586
Other assets	50,250

Total assets	18,954,031

LIABILITIES
Overdraft payable	2,716
Collateral held for loaned securities	459,071
Investment management fees payable	10,416
Distribution fees payable	1,906
Payable for Fund shares redeemed	1,471
Trustees’ fees payable	1,285
Administrative fees payable	1,122
Accrued expenses	20,265

Total liabilities	498,252

NET ASSETS	$18,455,779

Net assets were comprised of:
Paid in capital	$13,885,977
Accumulated undistributed net investment income	50,402
Accumulated undistributed net realized gain	4,076,036
Unrealized appreciation on investments	443,364

Net assets	$18,455,779

Class A
Net asset value and redemption price per share, $7,923,188/680,422 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.64
Maximum sales charge (4.75% of offering price)	0.58

Maximum offering price to public	$12.22

Class B
Net asset value and offering price per share, $3,523,046/311,256 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.32

Class C
Net asset value and offering price per share, $4,565,499/403,580 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.31

Class Y
Net asset value, offering and redemption price per share, $2,444,046/205,489 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.89

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,601 foreign withholding tax)	$184,270
Interest	13,521
Securities lending (net)	153

Total income	197,944

EXPENSES
Investment management fees	91,793
Transfer agent fees	20,812
Professional fees	14,985
Administrative fees	5,985
Sub-Transfer agent fees	4,858
Printing and mailing expenses	3,562
Custodian fees	1,949
Trustees’ fees	1,513
Distribution fees - Class A	16,130
Distribution fees - Class B	16,372
Distribution fees - Class C	19,908
Miscellaneous	19,072

Gross expenses	216,939
Less: Waiver from investment advisor	(28,772)
Fees paid indirectly	(41,657)

Net expenses	146,510

NET INVESTMENT INCOME	51,434

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	4,114,108
Foreign currency transactions	8,835

Net realized gain	4,122,943

Change in unrealized depreciation on:
Securities	(1,066,097)
Foreign currency translations	(405)

Net change in unrealized depreciation	(1,066,502)

NET REALIZED AND UNREALIZED GAIN	3,056,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,107,875

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$51,434	$12,476
Net realized gain on investments and foreign currency transactions	4,122,943	519,084
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,066,502)	600,049

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,107,875	1,131,609

DIVIDENDS:
Dividends from net investment income
Class A	—	(13,998)
Class Y	—	(15,412)

TOTAL DIVIDENDS	—	(29,410)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [113,344 and 217,411 shares, respectively]	1,247,024	2,145,455
Capital shares issued in reinvestment of dividends and distributions [0 and 1,240shares, respectively]	—	12,311
Capital shares redeemed [(119,526) and (133,125) shares, respectively]	(1,277,499)	(1,318,480)

Total Class A transactions	(30,475)	839,286

Class B
Capital shares sold [23,917 and 69,503 shares, respectively]	257,520	670,291
Capital shares redeemed [(21,612) and (39,622) shares, respectively]	(231,661)	(379,061)

Total Class B transactions	25,859	291,230

Class C
Capital shares sold [67,524 and 156,867 shares, respectively]	730,225	1,515,397
Capital shares redeemed [(32,283) and (32,204) shares, respectively]	(338,383)	(311,746)

Total Class C transactions	391,842	1,203,651

Class Y
Capital shares sold [230,722 and 314,229 shares, respectively]	2,558,862	3,169,188
Capital shares issued in reinvestment of dividends and distributions [0 and 654 shares, respectively]	—	6,592
Capital shares redeemed [(513,738) and (29,960) shares, respectively]	(6,098,402)	(303,495)

Total Class Y transactions	(3,539,540)	2,872,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,152,314)	5,206,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,439)	6,308,651
NET ASSETS:
Beginning of period	18,500,218	12,191,567

End of period (a)	$18,455,779	$18,500,218

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$50,402	$(1,032)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $21,908,890)	$23,012,259
Dividends, interest and other receivables	351,244
Receivable for Fund shares sold	33,631
Receivable from investment manager	2,010
Other assets	40,569

Total assets	23,439,713

LIABILITIES
Overdraft payable	46,397
Payable for Fund shares redeemed	34,495
Dividends payable	29,562
Distribution fees payable	2,391
Trustees’ fees payable	1,964
Administrative fees payable	1,138
Accrued expenses	37,639

Total liabilities	153,586

NET ASSETS	$23,286,127

Net assets were comprised of:
Paid in capital	$22,013,747
Accumulated undistributed net investment income	7,495
Accumulated undistributed net realized gain	161,516
Unrealized appreciation on investments	1,103,369

Net assets	$23,286,127

Class A
Net asset value and redemption price per share, $15,804,067/1,157,266 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.66
Maximum sales charge (4.75% of offering price)	0.68

Maximum offering price to public	$14.34

Class B
Net asset value and offering price per share, $4,997,109/365,573 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.67

Class C
Net asset value and offering price per share, $2,435,473/178,187 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.67

Class Y
Net asset value, offering and redemption price per share, $49,478/3,620 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.67

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$605,495

EXPENSES
Investment management fees	60,066
Transfer agent fees	20,746
Professional fees	17,242
Administrative fees	7,130
Printing and mailing expenses	4,353
Custodian fees	2,728
Trustees’ fees	1,907
Sub-Transfer agent fees	248
Distribution fees - Class A	37,879
Distribution fees - Class B	26,791
Distribution fees - Class C	13,738
Miscellaneous	36,424

Gross expenses	229,252
Less: Waiver from investment advisor	(67,196)
Reimbursement from investment manager	(2,319)

Net expenses	159,737

NET INVESTMENT INCOME	445,758

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on securities	161,576
Change in unrealized depreciation on securities	(321,522)

NET REALIZED AND UNREALIZED LOSS	(159,946)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$285,812

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$445,758	$1,023,965
Net realized gain on investments and foreign currency transactions	161,576	154,424
Net change in unrealized depreciation on investments and foreign currency translations	(321,522)	(836,603)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	285,812	341,786

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(314,779)	(723,829)
Class B	(85,290)	(188,233)
Class C	(43,889)	(100,754)
Class Y	(1,800)	(4,258)

	(445,758)	(1,017,074)

Distributions from net realized capital gains
Class A	(102,861)	(18,705)
Class B	(33,191)	(5,560)
Class C	(17,153)	(2,800)
Class Y	(629)	(89)

	(153,834)	(27,154)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(599,592)	(1,044,228)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [35,414 and 130,085 shares, respectively]	488,316	1,832,187
Capital shares issued in reinvestment of dividends and distributions
[23,148 and 31,486 shares, respectively]	319,421	443,824
Capital shares redeemed [(196,087) and (419,995) shares, respectively]	(2,702,387)	(5,920,723)

Total Class A transactions	(1,894,650)	(3,644,712)

Class B
Capital shares sold [11,083 and 39,715 shares, respectively]	153,410	559,282
Capital shares issued in reinvestment of dividends and distributions
[6,472 and 8,414 shares, respectively]	89,511	118,616
Capital shares redeemed [(65,871) and (107,224) shares, respectively]	(910,239)	(1,511,483)

Total Class B transactions	(667,318)	(833,585)

Class C
Capital shares sold [12,576 and 45,663 shares, respectively]	174,247	643,503
Capital shares issued in reinvestment of dividends and distributions [2,805 and 3,998 shares, respectively]	38,744	56,358
Capital shares redeemed [(41,451) and (86,389) shares, respectively]	(570,725)	(1,216,503)

Total Class C transactions	(357,734)	(516,642)

Class Y
Capital shares sold [0 and 392 shares, respectively]	—	5,504
Capital shares issued in reinvestment of dividends and distributions [88 and 141 shares, respectively]	1,224	1,986
Capital shares redeemed [(4,167) and (75) shares, respectively]	(57,747)	(1,049)

Total Class Y transactions	(56,523)	6,441

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,976,225)	(4,988,498)

TOTAL DECREASE IN NET ASSETS	(3,290,005)	(5,690,940)
NET ASSETS:
Beginning of period	26,576,132	32,267,072

End of period (a)	$23,286,127	$26,576,132

__________
(a) Includes accumulated undistributed net investment income of	$7,495	$7,495

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$33.86	$29.94	$29.66		$22.47	$27.23	$34.21	$46.61

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.19)	(0.14)		(0.21)	(0.25)	(0.24)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.89	4.11	0.42		7.40	(4.51)	(6.75)	(5.44)

Total from investment operations	2.79	3.92	0.28		7.19	(4.76)	(6.99)	(5.69)

Less distributions:
Distributions from realized gains	—	—	—		—	—	—	(6.71)

Redemption fees	— #	— #	—	#	— #	— #	0.01	—

Net asset value, end of period	$36.65	$33.86	$29.94		$29.66	$22.47	$27.23	$34.21

Total return (b)†	8.24%	13.09%	0.94%		32.00%	(17.48)%	(20.40)%	(14.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,751	$195,039	$159,201		$147,894	$96,878	$128,957	$176,467
Ratio of expenses to average net assets:
After waivers (a)	1.54%	1.65%	1.61%		1.62%	1.67%	1.61%	1.52%
After waivers and fees paid indirectly (a)	1.52%	1.62%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.54%	1.65%	1.63%		1.62%	1.67%	1.63%	1.52%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.60)%	(0.60)%	(0.56)%		(0.82)%	(0.95)%	(0.84)%	(0.64)%
After waivers and fees paid indirectly (a)	(0.58)%	(0.57)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.60)%	(0.60)%	(0.58)%		(0.82)%	(0.95)%	(0.86)%	(0.64)%
Portfolio turnover rate (f)	31%	74%	69%		82%	111%	111%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	—	—	**		**	**	**	**

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$31.28	$27.81	$27.69		$21.09	$25.70	$32.47	$44.80

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.34)	(0.25)		(0.33)	(0.37)	(0.37)	(0.43)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.68	3.81	0.37		6.93	(4.24)	(6.40)	(5.19)

Total from investment operations	2.49	3.47	0.12		6.60	(4.61)	(6.77)	(5.62)

Less distributions:
Distributions from realized gains	—	—	—		—	—	—	(6.71)

Redemption fees	—	— #	—	#	— #	—	—	—

Net asset value, end of period	$33.77	$31.28	$27.81		$27.69	$21.09	$25.70	$32.47

Total return (b)†	7.93%	12.51%	0.43%		31.29%	(17.94)%	(20.85)%	(14.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,500	$75,060	$66,639		$70,714	$44,262	$56,243	$74,887
Ratio of expenses to average net assets:
After waivers (a)	2.09%	2.20%	2.16%		2.17%	2.22%	2.16%	2.08%
After waivers and fees paid indirectly (a)	2.07%	2.17%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.09%	2.20%	2.18%		2.17%	2.22%	2.18%	2.08%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.15)%	(1.15)%	(1.11	)%(e)	(1.39)%	(1.51)%	(1.40)%	(1.17)%
After waivers and fees paid indirectly (a)	(1.13)%	(1.12)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.15)%	(1.15)%	(1.13	)%(e)	(1.39)%	(1.51)%	(1.42)%	(1.17)%
Portfolio turnover rate (f)	31%	74%	69%		82%	111%	111%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	—	—	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$32.19	$28.62	$28.49		$21.70	$26.43	$33.40	$45.85

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.35)	(0.26)		(0.35)	(0.38)	(0.38)	(0.44)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.75	3.92	0.39		7.14	(4.35)	(6.59)	(5.30)

Total from investment operations	2.56	3.57	0.13		6.79	(4.73)	(6.97)	(5.74)

Less distributions:
Distributions from realized gains	—	—	—		—	—	—	(6.71)

Redemption fees	— #	— #	—	#	— #	—	—	—

Net asset value, end of period	$34.75	$32.19	$28.62		$28.49	$21.70	$26.43	$33.40

Total return (b)†	7.95%	12.47%	0.46%		31.29%	(17.90)%	(20.87)%	(14.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,139	$60,395	$37,032		$28,922	$15,135	$17,156	$23,483
Ratio of expenses to average net assets:
After waivers (a)	2.09%	2.20%	2.16%		2.16%	2.22%	2.16%	2.08%
After waivers and fees paid indirectly (a)	2.07%	2.17%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.09%	2.20%	2.18%		2.16%	2.22%	2.18%	2.08%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.15)%	(1.15)%	(1.11)%		(1.39)%	(1.51)%	(1.39)%	(1.17)%
After waivers and fees paid indirectly (a)	(1.13)%	(1.12)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.15)%	(1.15)%	(1.13)%		(1.39)%	(1.51)%	(1.41)%	(1.17)%
Portfolio turnover rate (f)	31%	74%	69%		82%	111%	111%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	—	—	*	*	* *	* *	* *	* *

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$35.24	$31.01	$30.62		$23.09	$27.85	$34.84	$47.14

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.03)		(0.12)	(0.14)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.02	4.27	0.42		7.65	(4.62)	(6.88)	(5.52)

Total from investment operations	3.00	4.23	0.39		7.53	(4.76)	(6.99)	(5.59)

Less distributions:
Distributions from realized gains	—	—	—		—	—	—	(6.71)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$38.24	$35.24	$31.01		$30.62	$23.09	$27.85	$34.84

Total return (b)	8.51%	13.64%	1.27%		32.61%	(17.09)%	(20.06)%	(13.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,970	$49,158	$7,125		$4,033	$970	$433	$532
Ratio of expenses to average net assets:
After waivers (a)	1.09%	1.20%	1.16	%(e)	1.16%	1.23%	1.16%	1.08%
After waivers and fees paid indirectly (a)	1.07%	1.17%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.09%	1.20%	1.18	%(e)	1.16%	1.23%	1.18%	1.08%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.15)%	(0.15)%	(0.11)%		(0.46)%	(0.56)%	(0.40)%	(0.19)%
After waivers and fees paid indirectly (a)	(0.13)%	(0.12)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.15)%	(0.15)%	(0.13)%		(0.46)%	(0.56)%	(0.42)%	(0.19)%
Portfolio turnover rate (f)	31%	74%	69%		82%	111%	111%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	—	—	*	*	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
					2003(c)	2002(c)
Net asset value, beginning of period	$11.11	$9.92	$9.71		$7.59	$9.93	$10.00

Income (loss) from investment operations:
Net investment income	0.07	0.12	0.05		0.07	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.87	1.14	0.16		2.12	(2.34)	(0.06)

Total from investment operations	0.94	1.26	0.21		2.19	(2.28)	(0.04)

Less distributions:
Dividends from net investment income	(0.12)	(0.07)	—		(0.07)	(0.05)	—
Distributions from realized gains	(1.03)	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(1.15)	(0.07)	—		(0.07)	(0.06)	(0.03)

Redemption fees	— #	— #	—		—	—	(0.03)

Net asset value, end of period	$10.90	$11.11	$9.92		$9.71	$7.59	$9.93

Total return (b)†	9.04%	12.75%	2.16%		28.87%	(22.97)%	(0.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,495	$26,583	$17,347		$13,462	$6,037	$4,085
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%		1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.48%	1.33%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.75%	1.91%	1.88%		2.06%	2.29%	4.31%
Ratio of net investment income to average net assets:
After waivers (a)	1.30%	0.89%	0.63%		0.90%	0.67%	0.28%
After waivers and fees paid indirectly (a)	1.32%	1.06%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.05%	0.48%	0.25%		0.34%	(0.12)%	(2.53)%
Portfolio turnover rate (f)	13%	101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.06	*	*	* *	* *	* *

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
					2003(c)	2002(c)
Net asset value, beginning of period	$11.01	$9.83	$9.67		$7.57	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.06	0.01		0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.86	1.13	0.15		2.10	(2.32)	(0.05)

Total from investment operations	0.90	1.19	0.16		2.13	(2.31)	(0.07)

Less distributions:
Dividends from net investment income	(0.06)	(0.01)	—		(0.03)	(0.01)	—
Distributions from realized gains	(1.03)	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(1.09)	(0.01)	—		(0.03)	(0.02)	(0.03)

Redemption Fees	— #	— #	—		—	—	—
Net asset value, end of period	$10.82	$11.01	$9.83		$9.67	$7.57	$9.90

Total return (b)†	8.66%	12.14%	1.65%		28.14%	(23.35)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,306	$16,681	$14,634		$11,917	$6,515	$4,856
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.03%	1.88%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.30%	2.46%	2.43%		2.62%	2.86%	4.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.75%	0.34%	0.08	%(e)	0.36%	0.12%	(0.28)%
After waivers and fees paid indirectly (a)	0.77%	0.51%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.50%	(0.07)%	(0.30	)%(e)	(0.21)%	(0.69)%	(3.10)%
Portfolio turnover rate (f)	13%	101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.06	*	*	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
					2003(c)	2002(c)
Net asset value, beginning of period	$11.01	$9.83	$9.67		$7.57	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.06	0.01		0.03	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.86	1.13	0.15		2.10	(2.32)	(0.06)

Total from investment operations	0.90	1.19	0.16		2.13	(2.31)	(0.07)

Less distributions:
Dividends from net investment income	(0.06)	(0.01)	—		(0.03)	(0.01)	—
Distributions from realized gains	(1.03)	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(1.09)	(0.01)	—		(0.03)	(0.02)	(0.03)

Net asset value, end of period	$10.82	$11.01	$9.83		$9.67	$7.57	$9.90

Total return (b)†	8.66%	12.14%	1.65%		28.20%	(23.38)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,318	$7,034	$6,805		$5,020	$2,374	$2,039
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.03%	1.88%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.30%	2.46%	2.43%		2.61%	2.86%	4.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.75%	0.34%	0.08	%(e)	0.35%	0.13%	(0.26)%
After waivers and fees paid indirectly (a)	0.77%	0.51%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.50%	(0.07)%	(0.30	)%(e)	(0.21)%	(0.68)%	(3.09)%
Portfolio turnover rate (f)	13%	101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.06	*	*	* *	* *	* *

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
					2003(c)	2002(c)
Net asset value, beginning of period	$11.19	$10.00	$9.75		$7.61	$9.95	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.17	0.09		0.12	0.10	0.04
Net realized and unrealized gain (loss) on investments	0.87	1.14	0.16		2.12	(2.35)	(0.06)

Total from investment operations	0.96	1.31	0.25		2.24	(2.25)	(0.02)

Less distributions:
Dividends from net investment income	(0.17)	(0.12)	—		(0.10)	(0.08)	—
Distributions from realized gains	(1.03)	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(1.20)	(0.12)	—		(0.10)	(0.09)	(0.03)

Net asset value, end of period	$10.95	$11.19	$10.00		$9.75	$7.61	$9.95

Total return (b)	9.22%	13.16%	2.56%		29.45%	(22.61)%	(0.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,282	$4,558	$353		$294	$251	$166
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.03%	0.88%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.30%	1.46%	1.43%		1.63%	1.88%	3.90%
Ratio of net investment income to average net assets:
After waivers (a)	1.75%	1.34%	1.08	%(e)	1.39%	1.13%	0.71%
After waivers and fees paid indirectly (a)	1.77%	1.51%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.50%	0.93%	0.70	%(e)	0.81%	0.30%	(2.14)%
Portfolio turnover rate (f)	13%	101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.05	*	*	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.49	$5.98	$5.82	$3.86	$5.50	$6.81	$7.26

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.08)	(0.06)	(0.06)	(0.06)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.22	0.59	0.22	2.02	(1.58)	(1.21)	(0.26)

Total from investment operations	0.18	0.51	0.16	1.96	(1.64)	(1.28)	(0.33)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.03)	(0.12)

Redemption fees	— #	— #	— #	— #	— #	—	—

Net asset value, end of period	$6.67	$6.49	$5.98	$5.82	$3.86	$5.50	$6.81

Total return (b)†	2.77%	8.53%	2.75%	50.78%	(29.82)%	(18.75)%	(4.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,914	$71,516	$74,983	$74,468	$34,148	$55,677	$54,319
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
After waivers and fees paid indirectly (a)	1.53%	1.59%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.70%	1.74%	1.64%	1.66%	1.78%	1.70%	1.79%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.27)%	(1.30)%	(1.27)%	(1.24)%	(1.29)%	(1.21)%	(0.89)%
After waivers and fees paid indirectly (a)	(1.20)%	(1.29)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.37)%	(1.44)%	(1.31)%	(1.30)%	(1.47)%	(1.31)%	(1.08)%
Portfolio turnover rate (f)	18%	13%	16%	19%	15%	19%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	* *	$0.01	* *	* *	* *	* *	* *

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.21	$5.76	$5.63	$3.76	$5.38	$6.69	$7.17

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.11)	(0.09)	(0.09)	(0.08)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	0.22	0.56	0.22	1.96	(1.54)	(1.18)	(0.25)

Total from investment operations	0.16	0.45	0.13	1.87	(1.62)	(1.28)	(0.36)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.03)	(0.12)

Redemption fees	— #	— #	— #	— #	—	—	—

Net asset value, end of period	$6.37	$6.21	$5.76	$5.63	$3.76	$5.38	$6.69

Total return (b)†	2.58%	7.81%	2.31%	49.73%	(30.11)%	(19.09)%	(5.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,954	$46,583	$54,059	$54,939	$32,037	$52,441	$55,021
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
After waivers and fees paid indirectly (a)	2.08%	2.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.25%	2.29%	2.19%	2.22%	2.34%	2.25%	2.35%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.82)%	(1.85)%	(1.82)%	(1.80)%	(1.84)%	(1.76)%	(1.44)%
After waivers and fees paid indirectly (a)	(1.75)%	(1.84)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.92)%	(1.99)%	(1.86)%	(1.87)%	(2.03)%	(1.86)%	(1.64)%
Portfolio turnover rate (f)	18%	13%	16%	19%	15%	19%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	* *	$0.01	* *	* *	* *	* *	* *
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.22	$5.76	$5.63		$3.76	$5.39	$6.69	$7.17

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.11)	(0.09)		(0.09)	(0.08)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.22	0.57	0.22		1.96	(1.55)	(1.17)	(0.26)

Total from investment operations	0.16	0.46	0.13		1.87	(1.63)	(1.27)	(0.36)

Less distributions:
Distributions from realized gains	—	—	—		—	—	(0.03)	(0.12)

Redemption fees	— #	— #	—	#	— #	—	—	—

Net asset value, end of period	$6.38	$6.22	$5.76		$5.63	$3.76	$5.39	$6.69

Total return (b)†	2.57%	7.99%	2.31%		49.73%	(30.24)%	(18.94)%	(5.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,896	$36,834	$42,206		$38,988	$21,557	$35,995	$32,620
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.15%		2.15%	2.15%	2.15%	2.15%
After waivers and fees paid indirectly (a)	2.08%	2.14%	N/A		N/A	N/A	N/A	N/A
Before waivers (a)	2.25%	2.29%	2.19	%(e)	2.22%	2.34%	2.25%	2.33%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.82)%	(1.85)%	(1.82)%		(1.80)%	(1.84)%	(1.76)%	(1.46)%
After waivers and fees paid indirectly (a)	(1.75)%	(1.84)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.92)%	(1.99)%	(1.86)%		(1.87)%	(2.03)%	(1.86)%	(1.64)%
Portfolio turnover rate (f)	18%	13%	16%		19%	15%	19%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	**	$0.01	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.69	$6.13	$5.94		$3.93	$5.57	$6.85	$7.26

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.05)	(0.04)		(0.04)	(0.04)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.23	0.61	0.23		2.05	(1.60)	(1.21)	(0.26)

Total from investment operations	0.20	0.56	0.19		2.01	(1.64)	(1.25)	(0.29)

Less distributions:
Distributions from realized gains	—	—	—		—	—	(0.03)	(0.12)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$6.89	$6.69	$6.13		$5.94	$3.93	$5.57	$6.85

Total return (b)	2.99%	9.14%	3.20%		51.15%	(29.44)%	(18.21)%	(4.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,958	$9,408	$4,802		$2,166	$918	$1,004	$376
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%		1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.08%	1.14%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.25%	1.29%	1.19	%(e)	1.22%	1.35%	1.24%	1.37%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.82)%	(0.85)%	(0.82)%		(0.79)%	(0.83)%	(0.77)%	(0.43)%
After waivers and fees paid indirectly (a)	(0.75)%	(0.84)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.92)%	(0.99)%	(0.86)%		(0.86)%	(1.03)%	(0.86)%	(0.65)%
Portfolio turnover rate (f)	18%	13%	16%		19%	15%	19%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	**	$0.01	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$27.03	$25.21	$22.98	$18.40	$22.12	$25.72	$27.48

Income (loss) from investment operations:
Net investment income	0.18	0.35	0.21	0.25	0.19	0.20	0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.13	1.98	2.15	4.58	(3.55)	(3.24)	1.10

Total from investment operations	3.31	2.33	2.36	4.83	(3.36)	(3.04)	1.32

Less distributions:
Dividends from net investment income	(0.35)	(0.16)	(0.13)	(0.25)	(0.19)	(0.18)	(0.22)
Distributions from realized gains	(1.94)	(0.35)	—	—	(0.17)	(0.38)	(2.86)

Total dividends and distributions	(2.29)	(0.51)	(0.13)	(0.25)	(0.36)	(0.56)	(3.08)

Redemption fees	— #	— #	— #	—	—	—	—

Net asset value, end of period	$28.05	$27.03	$25.21	$22.98	$18.40	$22.12	$25.72

Total return (b)†	12.91%	9.27%	10.28%	26.38%	(15.23)%	(11.83)%	5.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,062	$110,097	$90,020	$70,505	$60,165	$79,215	$95,009
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.49%	1.48%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.66%	1.71%	1.62%	1.65%	1.67%	1.58%	1.52%
Ratio of net investment income to average net assets:
After waivers (a)	1.31%	1.29%	1.05%	1.33%	0.91%	0.84%	0.83%
After waivers and fees paid indirectly (a)	1.32%	1.31%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.15%	1.08%	0.93%	1.18%	0.74%	0.76%	0.81%
Portfolio turnover rate (f)	43%	96%	57%	105%	41%	48%	33%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.06	* *	* *	* *	* *	* *

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$26.44	$24.74	$22.60	$18.11	$21.77	$25.32	$27.10

Income (loss) from investment operations:
Net investment income	0.10	0.20	0.10	0.15	0.07	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.05	1.93	2.10	4.49	(3.48)	(3.18)	1.09

Total from investment operations	3.15	2.13	2.20	4.64	(3.41)	(3.11)	1.16

Less distributions:
Dividends from net investment income	(0.17)	(0.08)	(0.06)	(0.15)	(0.08)	(0.06)	(0.08)
Distributions from realized gains	(1.94)	(0.35)	—	—	(0.17)	(0.38)	(2.86)

Total dividends and distributions	(2.11)	(0.43)	(0.06)	(0.15)	(0.25)	(0.44)	(2.94)

Redemption fees	— #	— #	—	—	—	—	—

Net asset value, end of period	$27.48	$26.44	$24.74	$22.60	$18.11	$21.77	$25.32

Total return (b)†	12.60%	8.65%	9.76%	25.68%	(15.67)%	(12.28)%	4.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,253	$49,907	$43,698	$37,491	$30,879	$38,273	$40,221
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	2.03%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.21%	2.26%	2.17%	2.19%	2.22%	2.13%	2.07%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	0.74%	0.50%	0.78%	0.36%	0.29%	0.28%
After waivers and fees paid indirectly (a)	0.77%	0.76%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.60%	0.53%	0.38%	0.64%	0.19%	0.21%	0.26%
Portfolio turnover rate (f)	43%	96%	57%	105%	41%	48%	33%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.06	* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$26.63	$24.90	$22.75		$18.23	$21.92	$25.49	$27.26

Income (loss) from investment operations:
Net investment income	0.10	0.20	0.10		0.15	0.07	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.08	1.96	2.12		4.52	(3.51)	(3.20)	1.10

Total from investment operations	3.18	2.16	2.22		4.67	(3.44)	(3.13)	1.17

Less distributions:
Dividends from net investment income	(0.17)	(0.08)	(0.07)		(0.15)	(0.08)	(0.06)	(0.08)
Distributions from realized gains	(1.94)	(0.35)	—		—	(0.17)	(0.38)	(2.86)

Total dividends and distributions	(2.11)	(0.43)	(0.07)		(0.15)	(0.25)	(0.44)	(2.94)

Redemption fees	— #	— #	—	#	—	—	—	—

Net asset value, end of period	$27.70	$26.63	$24.90		$22.75	$18.23	$21.92	$25.49

Total return (b)†	12.60%	8.71%	9.76%		25.70%	(15.69)%	(12.28)%	4.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,486	$15,741	$12,910		$9,452	$6,829	$8,093	$8,391
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%		2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	2.03%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.21%	2.26%	2.17	%(e)	2.19%	2.22%	2.13%	2.07%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	0.74%	0.50	%(e)	0.78%	0.36%	0.29%	0.28%
After waivers and fees paid indirectly (a)	0.77%	0.76%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.60%	0.53%	0.38	%(e)	0.64%	0.19%	0.21%	0.26%
Portfolio turnover rate (f)	43%	96%	57%		105%	41%	48%	33%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.06	*	*	* *	* *	* *	* *

					Year Ended December 31,
Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$27.13	$25.24	$22.97		$18.38	$22.10	$25.70	$27.46

Income (loss) from investment operations:
Net investment income	0.24	0.48	0.30		0.34	0.28	0.30	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.11	1.98	2.15		4.59	(3.55)	(3.23)	1.11

Total from investment operations	3.35	2.46	2.45		4.93	(3.27)	(2.93)	1.44

Less distributions:
Dividends from net investment income	(0.45)	(0.22)	(0.18)		(0.34)	(0.28)	(0.29)	(0.34)
Distributions from realized gains	(1.94)	(0.35)	—		—	(0.17)	(0.38)	(2.86)

Total dividends and distributions	(2.39)	(0.57)	(0.18)		(0.34)	(0.45)	(0.67)	(3.20)

Redemption fees	—	—	—	#	—	—	—	—

Net asset value, end of period	$28.09	$27.13	$25.24		$22.97	$18.38	$22.10	$25.70

Total return (b)	13.14%	9.79%	10.68%		26.99%	(14.85)%	(11.44)%	5.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,049	$8,277	$681		$265	$273	$321	$125
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.04%	1.03%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.21%	1.26%	1.17	%(e)	1.20%	1.22%	1.15%	1.07%
Ratio of net investment income to average net assets:
After waivers (a)	1.76%	1.74%	1.50	%(e)	1.79%	1.36%	1.28%	1.28%
After waivers and fees paid indirectly (a)	1.77%	1.76%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.60%	1.53%	1.38	%(e)	1.64%	1.19%	1.18%	1.26%
Portfolio turnover rate (f)	43%	96%	57%		105%	41%	48%	33%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.06	*	*	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.21	$7.64	$6.97		$5.11	$5.82	$6.62	$5.58

Income (loss) from investment operations:
Net investment income	0.03	0.06	0.07		0.07	0.09	0.04	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.69	0.97	0.60		1.88	(0.63)	(0.60)	1.17

Total from investment operations	1.72	1.03	0.67		1.95	(0.54)	(0.56)	1.22

Less distributions:
Dividends from net investment income	(0.12)	(0.20)	—		(0.07)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)

Total dividends and distributions	(0.63)	(0.46)	—		(0.09)	(0.17)	(0.24)	(0.18)

Redemption fees	— #	— #	—	#	— #	—	—	—

Net asset value, end of period	$9.30	$8.21	$7.64		$6.97	$5.11	$5.82	$6.62

Total return (b)†	21.80%	13.80%	9.61%		38.21%	(9.21)%	(8.37)%	21.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,977	$13,802	$12,943		$11,152	$8,760	$13,715	$15,674
Ratio of expenses to average net assets:
After waivers (a)	1.75%	1.75%	1.75%		1.75%	1.75%	1.75%	1.75%
After waivers and fees paid indirectly (a)	1.74%	1.74%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.93%	2.20%	1.92%		1.96%	1.99%	1.92%	2.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.76%	0.76%	1.20%		1.32%	1.55%	0.67%	0.90%
After waivers and fees paid indirectly (a)	0.77%	0.77%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.58%	0.31%	1.03%		1.11%	1.31%	0.50%	0.62%
Portfolio turnover rate (f)	7%	25%	25%		87%	9%	56%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	*	*	* *	* *	* *	* *

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.11	$7.55	$6.92		$5.08	$5.78	$6.57	$5.55

Income (loss) from investment operations:
Net investment income	0.01	0.02	0.04		0.04	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.66	0.96	0.59		1.86	(0.61)	(0.59)	1.15

Total from investment operations	1.67	0.98	0.63		1.90	(0.56)	(0.58)	1.17

Less distributions:
Dividends from net investment income	(0.07)	(0.16)	—		(0.04)	(0.05)	(0.02)	(0.02)
Distributions from realized gains	(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)

Total dividends and distributions	(0.58)	(0.42)	—		(0.06)	(0.14)	(0.21)	(0.15)

Redemption fees	—	—	—	#	— #	—	—	—
Net asset value, end of period	$9.20	$8.11	$7.55		$6.92	$5.08	$5.78	$6.57

Total return (b)†	21.35%	13.15%	9.10%		37.41%	(9.58)%	(8.84)%	21.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,350	$12,294	$10,878		$10,264	$7,725	$9,429	$10,252
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%
After waivers and fees paid indirectly (a)	2.29%	2.29%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.48%	2.75%	2.47	%(e)	2.51%	2.55%	2.47%	2.61%
Ratio of net investment income to average net assets:
After waivers (a)	0.21%	0.21%	0.65	%(e)	0.77%	0.96%	0.14%	0.31%
After waivers and fees paid indirectly (a)	0.22%	0.22%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.03%	(0.24)%	0.48	%(e)	0.56%	0.71%	(0.03)%	0.00%@
Portfolio turnover rate (f)	7%	25%	25%		87%	9%	56%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	*	*	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.09	$7.53	$6.90		$5.07	$5.78	$6.57	$5.56

Income (loss) from investment operations:
Net investment income	0.01	0.02	0.04		0.05	0.06	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.66	0.96	0.59		1.85	(0.63)	(0.59)	1.15

Total from investment operations	1.67	0.98	0.63		1.90	(0.57)	(0.58)	1.17

Less distributions:
Dividends from net investment income	(0.07)	(0.16)	—		(0.05)	(0.05)	(0.02)	(0.03)
Distributions from realized gains	(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)

Total dividends and distributions	(0.58)	(0.42)	—		(0.07)	(0.14)	(0.21)	(0.16)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$9.18	$8.09	$7.53		$6.90	$5.07	$5.78	$6.57

Total return (b)†	21.42%	13.19%	9.13%		37.48%	(9.80)%	(8.73)%	21.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,448	$3,964	$3,548		$2,980	$1,553	$2,056	$1,903
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%
After waivers and fees paid indirectly (a)	2.29%	2.29%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.48%	2.75%	2.47%		2.49%	2.54%	2.47%	2.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.21%	0.21%	0.65	%(e)	0.65%	0.98%	0.10%	0.27%
After waivers and fees paid indirectly (a)	0.22%	0.22%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.03%	(0.24)%	0.48	%(e)	0.46%	0.74%	(0.07)%	(0.02)%
Portfolio turnover rate (f)	7%	25%	25%		87%	9%	56%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.26	$7.69	$6.98		$5.12	$5.84	$6.64	$5.59

Income (loss) from investment operations:
Net investment income	0.05	0.10	0.10		0.10	0.11	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.69	0.97	0.61		1.87	(0.63)	(0.60)	1.17

Total from investment operations	1.74	1.07	0.71		1.97	(0.52)	(0.53)	1.25

Less distributions:
Dividends from net investment income	(0.16)	(0.24)	—		(0.09)	(0.11)	(0.08)	(0.07)
Distributions from realized gains	(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)

Total dividends and distributions	(0.67)	(0.50)	—		(0.11)	(0.20)	(0.27)	(0.20)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$9.33	$8.26	$7.69		$6.98	$5.12	$5.84	$6.64

Total return (b)	22.00%	14.27%	10.17%		38.67%	(8.80)%	(7.89)%	22.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,310	$9,974	$8,737		$7,941	$5,754	$6,258	$6,770
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%	1.30%		1.30%	1.30%	1.30%	1.30%
After waivers and fees paid indirectly (a)	1.29%	1.29%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.48%	1.75%	1.47	%(e)	1.51%	1.55%	1.47%	1.65%
Ratio of net investment income to average net assets:
After waivers (a)	1.21%	1.21%	1.65%		1.78%	1.96%	1.12%	1.36%
After waivers and fees paid indirectly (a)	1.22%	1.22%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.03%	0.76%	1.48%		1.57%	1.71%	0.95%	1.01%
Portfolio turnover rate (f)	7%	25%	25%		87%	9%	56%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.04	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$12.41	$12.73	$12.67		$12.88	$12.38	$12.11	$11.57

Income (loss) from investment operations:
Net investment income	0.24	0.46	0.37		0.49	0.59	0.66	0.65
Net realized and unrealized gain (loss) on investments	(0.20)	(0.33)	0.06		(0.22)	0.48	0.24	0.54

Total from investment operations	0.04	0.13	0.43		0.27	1.07	0.90	1.19

Less distributions:
Dividends from net investment income	(0.26)	(0.45)	(0.37)		(0.45)	(0.58)	(0.64)	(0.65)
Distributions from realized gains	—	—	—		(0.03)	—	—	—

Total dividends and distributions	(0.26)	(0.45)	(0.37)		(0.48)	(0.58)	(0.64)	(0.65)

Redemption fees	—	— #	—	#	— #	0.01	0.01	—

Net asset value, end of period	$12.19	$12.41	$12.73		$12.67	$12.88	$12.38	$12.11

Total return (b)†	0.27%	1.00%	3.49%		2.13%	8.96%	7.67%	10.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,823	$111,083	$113,032		$110,070	$125,270	$94,130	$80,994
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%	1.25%		1.25%	1.27%	1.30%	1.30%
Before waivers (a)	1.62%	1.64%	1.52%		1.49%	1.47%	1.37%	1.36%
Ratio of net investment income to average net assets:
After waivers (a)	3.85%	3.62%	3.52%		3.82%	4.70%	5.32%	5.58%
Before waivers (a)	3.48%	3.23%	3.25%		3.58%	4.50%	5.25%	5.52%
Portfolio turnover rate (f)	21%	21%	8%		50%	11%	15%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.05	**		**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$12.39	$12.71	$12.65		$12.86	$12.37	$12.11	$11.57

Income (loss) from investment operations:
Net investment income	0.20	0.39	0.31		0.42	0.52	0.59	0.59
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.07		(0.22)	0.48	0.24	0.54

Total from investment operations	0.01	0.06	0.38		0.20	1.00	0.83	1.13

Less distributions:
Dividends from net investment income	(0.23)	(0.38)	(0.32)		(0.38)	(0.51)	(0.57)	(0.59)
Distributions from realized gains	—	—	—		(0.03)	—	—	—

Total dividends and distributions	(0.23)	(0.38)	(0.32)		(0.41)	(0.51)	(0.57)	(0.59)

Redemption fees	—	— #	—	#	— #	— #	—	—

Net asset value, end of period	$12.17	$12.39	$12.71		$12.65	$12.86	$12.37	$12.11

Total return (b)†	0.01%	0.45%	3.02%		1.57%	8.29%	7.00%	10.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,476	$62,764	$75,214		$88,538	$104,677	$66,898	$41,344
Ratio of expenses to average net assets:
After waivers (a)	1.80%	1.80%	1.80%		1.80%	1.82%	1.85%	1.85%
Before waivers (a)	2.17%	2.19%	2.07%		2.04%	2.03%	1.92%	1.91%
Ratio of net investment income to average net assets:
After waivers (a)	3.30%	3.07%	2.97	%(e)	3.25%	4.13%	4.75%	5.06%
Before waivers (a)	2.93%	2.68%	2.70	%(e)	3.01%	3.92%	4.68%	5.00%
Portfolio turnover rate (f)	21%	21%	8%		50%	11%	15%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.05	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$12.39	$12.71	$12.65		$12.86	$12.37	$12.11	$11.57

Income (loss) from investment operations:
Net investment income	0.20	0.39	0.31		0.42	0.52	0.59	0.59
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.07		(0.22)	0.48	0.24	0.54

Total from investment operations	0.01	0.06	0.38		0.20	1.00	0.83	1.13

Less distributions:
Dividends from net investment income	(0.23)	(0.38)	(0.32)		(0.38)	(0.51)	(0.57)	(0.59)
Distributions from realized gains	—	—	—		(0.03)	—	—	—

Total dividends and distributions	(0.23)	(0.38)	(0.32)		(0.41)	(0.51)	(0.57)	(0.59)

Redemption fees	—	— #	—	#	— #	—	—	—

Net asset value, end of period	$12.17	$12.39	$12.71		$12.65	$12.86	$12.37	$12.11

Total return (b)†	0.01%	0.45%	3.02%		1.57%	8.28%	6.99%	10.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,327	$16,880	$20,321		$23,930	$27,942	$16,798	$8,692
Ratio of expenses to average net assets:
After waivers (a)	1.80%	1.80%	1.80%		1.80%	1.82%	1.85%	1.85%
Before waivers (a)	2.17%	2.19%	2.07%		2.04%	2.03%	1.92%	1.90%
Ratio of net investment income to average net assets:
After waivers (a)	3.30%	3.07%	2.97	%(e)	3.26%	4.12%	4.72%	5.02%
Before waivers (a)	2.93%	2.68%	2.70	%(e)	3.02%	3.91%	4.65%	4.97%
Portfolio turnover rate (f)	21%	21%	8%		50%	11%	15%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.05	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$12.39	$12.72	$12.65		$12.86	$12.37	$12.11	$11.56

Income (loss) from investment operations:
Net investment income	0.26	0.51	0.42		0.56	0.65	0.72	0.71
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.07		(0.23)	0.48	0.24	0.55

Total from investment operations	0.07	0.18	0.49		0.33	1.13	0.96	1.26

Less distributions:
Dividends from net investment income	(0.29)	(0.51)	(0.42)		(0.51)	(0.64)	(0.70)	(0.71)
Distributions from realized gains	—	—	—		(0.03)	—	—	—

Total dividends and distributions	(0.29)	(0.51)	(0.42)		(0.54)	(0.64)	(0.70)	(0.71)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$12.17	$12.39	$12.72		$12.65	$12.86	$12.37	$12.11

Total return (b)	0.50%	1.38%	3.95%		2.59%	9.37%	8.07%	11.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,607	$34,008	$22,222		$18,720	$10,242	$7,669	$7,171
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%		0.80%	0.82%	0.85%	0.85%
Before waivers (a)	1.17%	1.19%	1.07%		1.05%	1.03%	0.92%	0.91%
Ratio of net investment income to average net assets:
After waivers (a)	4.30%	4.07%	3.97	%(e)	4.37%	5.18%	5.78%	6.06%
Before waivers (a)	3.93%	3.68%	3.70	%(e)	4.12%	4.97%	5.71%	6.00%
Portfolio turnover rate (f)	21%	21%	8%		50%	11%	15%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.05	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$35.92	$31.85	$30.52		$24.11	$32.88	$38.55	$38.57

Income (loss) from investment operations:
Net investment income	0.06	0.19	0.04		0.09	0.03	0.07	0.06
Net realized and unrealized gain (loss) on investments	2.98	3.88	1.29	(h)	6.35	(8.80)	(5.59)	(0.08)

Total from investment operations	3.04	4.07	1.33		6.44	(8.77)	(5.52)	(0.02)

Less distributions:
Dividends from net investment income	(0.27)	—	—		(0.03)	—	—	—
Distributions from realized gains	—	—	—		—	—	(0.15)	—

Total dividends and distributions	(0.27)	—	—		(0.03)	—	(0.15)	—

Redemption Fees	— #	— #	—		—	—	—	—

Net asset value, end of period	$38.69	$35.92	$31.85	(h)	$30.52	$24.11	$32.88	$38.55

Total return (b)†	8.34%	12.81%	4.33%		26.71%	(26.67)%	(14.32)%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,416	$77,158	$68,849		$60,352	$50,361	$84,159	$94,885
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%		1.50%	1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.49%	1.49%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.77%	1.83%	1.72%		1.74%	1.71%	1.59%	1.54%
Ratio of net investment income to average net assets:
After waivers (a)	0.31%	0.55%	0.16%		0.37%	0.11%	0.21%	0.15%
After waivers and fees paid indirectly (a)	0.32%	0.56%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.04%	0.22%	(0.06)%		0.13%	(0.10)%	0.12%	0.11%
Portfolio turnover rate (f)	23%	42%	33%		118%	17%	3%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.11	**		**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$34.50	$30.76	$29.60		$23.49	$32.22	$37.99	$38.20

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	— #	(0.10)		(0.05)	(0.12)	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	2.80	3.74	1.26	(i)	6.16	(8.61)	(5.50)	(0.05)

Total from investment operations	2.76	3.74	1.16		6.11	(8.73)	(5.62)	(0.21)

Less distributions:
Dividends from net investment income	— #	—	—		—	—	—	—
Distributions from realized gains	—	—	—		—	—	(0.15)	—

Total dividends and distributions	— #	—	—		—	—	(0.15)	—

Redemption Fees	— #	— #	—		—	—	—	—

Net asset value, end of period	$37.26	$34.50	$30.76	(i)	$29.60	$23.49	$32.22	$37.99

Total return (b)†	8.03%	12.20%	3.89%		26.01%	(27.09)%	(14.80)%	(0.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,645	$72,198	$77,038		$84,510	$73,049	$118,866	$124,127
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%		2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	2.04%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.32%	2.38%	2.27	%(e)	2.29%	2.26%	2.14%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.24)%	0.00%@	(0.39)%		(0.18)%	(0.43)%	(0.35)%	(0.40)%
After waivers and fees paid indirectly (a)	(0.23)%	0.01%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.51)%	(0.33)%	(0.61)%		(0.42)%	(0.64)%	(0.44)%	(0.44)%
Portfolio turnover rate (f)	23%	42%	33%		118%	17%	3%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.11	**		**	**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$34.54	$30.80	$29.64	$23.52	$32.25	$38.03	$38.24

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	— #	(0.10)	(0.05)	(0.12)	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	2.81	3.74	1.26 (j)	6.17	(8.61)	(5.51)	(0.05)

Total from investment operations	2.77	3.74	1.16	6.12	(8.73)	(5.63)	(0.21)

Less distributions:
Dividends from net investment income	— #	—	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	(0.15)	—

Total dividends and distributions	— #	—	—	—	—	(0.15)	—

Redemption fees	— #	— #	—	—	—	—	—

Net asset value, end of period	$37.31	$34.54	$30.80 (j)	$29.64	$23.52	$32.25	$38.03

Total return (b)†	8.02%	12.18%	3.88%	26.02%	(27.07)%	(14.81)%	(0.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,636	$16,729	$16,060	$15,884	$13,380	$22,263	$22,239
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	2.04%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.32%	2.38%	2.27%	2.29%	2.26%	2.14%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.24)%	0.00%@	(0.39)%	(0.18)%	(0.43)%	(0.35)%	(0.40)%
After waivers and fees paid indirectly (a)	(0.23)%	0.01%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.51)%	(0.33)%	(0.61)%	(0.42)%	(0.64)%	(0.44)%	(0.44)%
Portfolio turnover rate (f)	23%	42%	33%	118%	17%	3%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.11	**	**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$37.10	$32.75	$31.26	$24.67	$33.50	$39.08	$38.91

Income (loss) from investment operations:
Net investment income	0.15	0.36	0.16	0.22	0.16	0.23	0.23
Net realized and unrealized gain (loss) on investments	3.01	3.99	1.33 (k)	6.52	(8.99)	(5.66)	(0.06)

Total from investment operations	3.16	4.35	1.49	6.74	(8.83)	(5.43)	0.17

Less distributions:
Dividends from net investment income	(0.39)	—	—	(0.15)	—	—	—
Distributions from realized gains	—	—	—	—	—	(0.15)	—

Total dividends and distributions	(0.39)	—	—	(0.15)	—	(0.15)	—

Redemption fees	— #	— #	—	—	—	—	—

Net asset value, end of period	$39.87	$37.10	$32.75 (k)	$31.26	$24.67	$33.50	$39.08

Total return (b)	8.56%	13.32%	4.73%	27.33%	(26.36)%	(13.90)%	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,619	$22,631	$19,403	$17,118	$10,011	$13,217	$16,892
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.04%	1.04%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.32%	1.38%	1.27%	1.29%	1.26%	1.14%	1.09%
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	1.00%	0.61%	0.81%	0.56%	0.66%	0.58%
After waivers and fees paid indirectly (a)	0.77%	1.01%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.49%	0.67%	0.39%	0.57%	0.35%	0.57%	0.54%
Portfolio turnover rate (f)	23%	42%	33%	118%	17%	3%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.12	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$9.56	$9.97	$9.80	$8.76	$9.48	$9.74	$10.99

Income (loss) from investment operations:
Net investment income	0.32	0.63	0.52	0.65	0.69	0.81	0.94
Net realized and unrealized gain (loss) on investments	— #	(0.41)	0.17	1.04	(0.73)	(0.26)	(1.25)

Total from investment operations	0.32	0.22	0.69	1.69	(0.04)	0.55	(0.31)

Less distributions:
Dividends from net investment income	(0.32)	(0.63)	(0.52)	(0.65)	(0.69)	(0.81)	(0.94)

Redemption fees	— #	— #	— #	— #	0.01	—	—

Net asset value, end of period	$9.56	$9.56	$9.97	$9.80	$8.76	$9.48	$9.74

Total return (b)†	3.34%	2.20%	7.28%	19.90%	(0.18)%	5.73%	(2.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,962	$100,731	$108,142	$123,603	$96,790	$63,928	$54,612
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
After waivers and fees paid indirectly (a)	1.30%	1.30%	NA	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.44%	1.46%	1.38%	1.39%	1.47%	1.45%	1.42%
Ratio of net investment income to average net assets:
After waivers (a)	6.72%	6.40%	6.39%	6.92%	7.69%	8.27%	9.01%
After waivers and fees paid indirectly (a)	6.72%	6.40%	NA	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	6.58%	6.24%	6.31%	6.83%	7.52%	8.12%	8.89%
Portfolio turnover rate (f)	35%	46%	58%	55%	66%	75%	61%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	**	**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$9.55	$9.96	$9.79	$8.75	$9.48	$9.74	$10.99

Income (loss) from investment operations:
Net investment income	0.29	0.57	0.47	0.60	0.64	0.76	0.88
Net realized and unrealized gain (loss) on investments	— #	(0.41)	0.17	1.04	(0.73)	(0.26)	(1.25)

Total from investment operations	0.29	0.16	0.64	1.64	(0.09)	0.50	(0.37)

Less distributions:
Dividends from net investment income	(0.29)	(0.57)	(0.47)	(0.60)	(0.64)	(0.76)	(0.88)

Redemption fees	— #	— #	— #	— #	—	—	—

Net asset value, end of period	$9.55	$9.55	$9.96	$9.79	$8.75	$9.48	$9.74

Total return (b)†	3.07%	1.65%	6.79%	19.26%	(0.83)%	5.15%	(3.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,759	$56,237	$71,373	$78,059	$54,214	$47,564	$32,631
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.85%	1.85%	NA	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.99%	2.01%	1.93%	1.94%	2.02%	2.00%	1.97%
Ratio of net investment income to average net assets:
After waivers (a)	6.17%	5.85%	5.84%	6.37%	7.15%	7.71%	8.47%
After waivers and fees paid indirectly (a)	6.17%	5.85%	NA	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	6.03%	5.69%	5.76%	6.28%	6.98%	7.56%	8.35%
Portfolio turnover rate (f)	35%	46%	58%	55%	66%	75%	61%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$9.55	$9.96	$9.79		$8.75	$9.48	$9.74	$10.99

Income (loss) from investment operations:
Net investment income	0.29	0.57	0.47		0.60	0.64	0.76	0.88
Net realized and unrealized gain (loss) on investments	(0.01)	(0.41)	0.17		1.04	(0.73)	(0.26)	(1.25)

Total from investment operations	0.28	0.16	0.64		1.64	(0.09)	0.50	(0.37)

Less distributions:
Dividends from net investment income	(0.29)	(0.57)	(0.47)		(0.60)	(0.64)	(0.76)	(0.88)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$9.54	$9.55	$9.96		$9.79	$8.75	$9.48	$9.74

Total return (b)†	2.96%	1.65%	6.79%		19.25%	(0.84)%	5.15%	(3.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,315	$33,661	$45,239		$56,936	$29,060	$13,902	$7,035
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%	1.85%		1.85%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.85%	1.85%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.99%	2.01%	1.93%		1.94%	2.02%	1.99%	1.96%
Ratio of net investment income to average net assets:
After waivers (a)	6.17%	5.85%	5.84	%(e)	6.29%	7.12%	7.64%	8.47%
After waivers and fees paid indirectly (a)	6.17%	5.85%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	6.03%	5.69%	5.76	%(e)	6.20%	6.95%	7.50%	8.36%
Portfolio turnover rate (f)	35%	46%	58%		55%	66%	75%	61%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$9.56	$9.98	$9.81		$8.77	$9.49	$9.74	$10.99

Income (loss) from investment operations:
Net investment income	0.34	0.67	0.55		0.68	0.73	0.86	0.99
Net realized and unrealized gain (loss) on investments	— #	(0.42)	0.17		1.05	(0.72)	(0.25)	(1.25)

Total from investment operations	0.34	0.25	0.72		1.73	0.01	0.61	(0.26)

Less distributions:
Dividends from net investment income	(0.34)	(0.67)	(0.55)		(0.69)	(0.73)	(0.86)	(0.99)

Redemption fees	—	—	—	#	— #	—	—	—

Net asset value, end of period	$9.56	$9.56	$9.98		$9.81	$8.77	$9.49	$9.74

Total return (b)	3.57%	2.55%	7.67%		20.41%	0.29%	6.32%	(2.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,901	$32,879	$30,572		$26,677	$5,555	$4,189	$808
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.85%		0.85%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.85%	0.85%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.99%	1.01%	0.93%		0.94%	1.02%	1.00%	0.97%
Ratio of net investment income to average net assets:
After waivers (a)	7.17%	6.85%	6.84	%(e)	7.15%	8.17%	8.72%	9.48%
After waivers and fees paid indirectly (a)	7.17%	6.85%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	7.03%	6.69%	6.76	%(e)	7.06%	8.00%	8.57%	9.36%
Portfolio turnover rate (f)	35%	46%	58%		55%	66%	75%	61%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$15.24	$12.86	$13.39		$10.30	$12.82	$18.35	$23.81

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04	0.01		0.01	0.04	(0.07)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.30	2.36	(0.54)		3.04	(2.58)	(5.49)	(4.53)

Total from investment operations	4.32	2.40	(0.53)		3.05	(2.54)	(5.56)	(4.69)

Less distributions:
Dividends from net investment income	(0.07)	(0.02)	—		—	—	—	—
Distributions from realized gains	—	—	—		—	—	—	(0.77)

Total dividends and distributions	(0.07)	(0.02)	—		—	—	—	(0.77)

Redemption fees	— #	— #	—	#	0.04	0.02	0.03	—

Net asset value, end of period	$19.49	$15.24	$12.86		$13.39	$10.30	$12.82	$18.35

Total return (b)†	28.55%	18.59%	(3.96)%		30.00%	(19.66)%	(30.14)%	(19.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,245	$35,599	$32,757		$30,444	$23,226	$34,589	$49,770
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%	1.85%		1.85%	1.85%	1.96%	1.85%
After waivers and fees paid indirectly (a)	1.63%	1.74%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.97%	2.19%	1.88%		1.95%	2.10%	1.96%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.03)%	0.14%	0.05%		0.06%	0.35%	(0.50)%	(0.76)%
After waivers and fees paid indirectly (a)	0.19%	0.25%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.15)%	(0.20)%	0.02%		(0.04)%	0.10%	(0.50)%	(0.76)%
Portfolio turnover rate (f)	87%	136%	115%		56%	182%	99%	66%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.05	**		**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$14.40	$12.23	$12.78		$9.89	$12.40	$17.89	$23.40

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)	(0.05)		(0.05)	(0.02)	(0.16)	(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.09	2.23	(0.50)		2.87	(2.49)	(5.33)	(4.47)

Total from investment operations	4.06	2.19	(0.55)		2.82	(2.51)	(5.49)	(4.74)

Less distributions:
Dividends from net investment income	—	(0.02)	—		—	—	—	—
Distributions from realized gains	—	—	—		—	—	—	(0.77)

Total dividends and distributions	—	(0.02)	—		—	—	—	(0.77)

Redemption fees	— #	— #	—		0.07	—	—	—

Net asset value, end of period	$18.46	$14.40	$12.23		$12.78	$9.89	$12.40	$17.89

Total return (b)†	28.19%	17.91%	(4.30)%		29.22%	(20.24)%	(30.69)%	(20.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,342	$19,327	$18,181		$21,726	$16,905	$21,738	$26,569
Ratio of expenses to average net assets:
After waivers (a)	2.40%	2.40%	2.40%		2.40%	2.40%	2.53%	2.40%
After waivers and fees paid indirectly (a)	2.18%	2.29%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.52%	2.74%	2.43	%(e)	2.50%	2.65%	2.53%	2.40%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.58)%	(0.41)%	(0.45)%		(0.49)%	(0.21)%	(1.13)%	(1.32)%
After waivers and fees paid indirectly (a)	(0.36)%	(0.30)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.70)%	(0.75)%	(0.48)%		(0.59)%	(0.46)%	(1.13)%	(1.32)%
Portfolio turnover rate (f)	87%	136%	115%		56%	182%	99%	66%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.05	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$14.50	$12.31	$12.88		$9.97	$12.50	$18.04	$23.59

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)	(0.05)		(0.05)	(0.02)	(0.15)	(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.11	2.25	(0.52)		2.89	(2.52)	(5.39)	(4.51)

Total from investment operations	4.08	2.21	(0.57)		2.84	(2.54)	(5.54)	(4.78)

Less distributions:
Dividends from net investment income	—	(0.02)	—		—	—	—	—
Distributions from realized gains	—	—	—		—	—	—	(0.77)

Total dividends and distributions	—	(0.02)	—		—	—	—	(0.77)

Redemption fees	— #	— #	—	#	0.07	0.01	—	—

Net asset value, end of period	$18.58	$14.50	$12.31		$12.88	$9.97	$12.50	$18.04

Total return (b)†	28.14%	17.96%	(4.43)%		29.19%	(20.24)%	(30.71)%	(20.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,658	$10,091	$8,796		$8,718	$6,375	$8,512	$7,750
Ratio of expenses to average net assets:
After waivers (a)	2.40%	2.40%	2.40%		2.40%	2.40%	2.52%	2.40%
After waivers and fees paid indirectly (a)	2.18%	2.29%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.52%	2.74%	2.43	%(e)	2.50%	2.65%	2.52%	2.40%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.58)%	(0.41)%	(0.45	)%(e)	(0.51)%	(0.19)%	(1.12)%	(1.32)%
After waivers and fees paid indirectly (a)	(0.36)%	(0.30)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.70)%	(0.75)%	(0.48)%		(0.61)%	(0.44)%	(1.12)%	(1.32)%
Portfolio turnover rate (f)	87%	136%	115%		56%	182%	99%	66%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.05	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$15.56	$13.08	$13.56		$10.39	$12.90	$18.41	$23.82

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.10	0.06		0.06	0.09	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.40	2.40	(0.54)		3.04	(2.61)	(5.49)	(4.58)

Total from investment operations	4.46	2.50	(0.48)		3.10	(2.52)	(5.51)	(4.64)

Less distributions:
Dividends from net investment income	(0.14)	(0.02)	—		—	—	—	—
Distributions from realized gains	—	—	—		—	—	—	(0.77)

Total dividends and distributions	(0.14)	(0.02)	—		—	—	—	(0.77)

Redemption fees	—	—	—	#	0.07	0.01	—	—

Net asset value, end of period	$19.88	$15.56	$13.08		$13.56	$10.39	$12.90	$18.41

Total return (b)	28.85%	19.12%	(3.54)%		30.51%	(19.46)%	(29.93)%	(19.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,891	$5,937	$15,199		$15,097	$10,616	$13,797	$20,515
Ratio of expenses to average net assets:
After waivers (a)	1.40%	1.40%	1.40%		1.40%	1.40%	1.53%	1.39%
After waivers and fees paid indirectly (a)	1.18%	1.29%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.52%	1.74%	1.43	%(e)	1.50%	1.65%	1.53%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.42%	0.59%	0.55	%(e)	0.50%	0.80%	(0.12)%	0.30%
After waivers and fees paid indirectly (a)	0.64%	0.70%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.30%	0.25%	0.52%		0.40%	0.55%	(0.12)%	0.30%
Portfolio turnover rate (f)	87%	136%	115%		56%	182%	99%	66%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.05	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND (g)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$10.88	$9.62	$9.91	$7.41	$11.55	$13.98	$20.09

Income (loss) from investment operations:
Net investment income (loss)	0.01	— #	(0.13)	(0.12)	(0.13)	(0.12)	(0.20)
Net realized and unrealized gain (loss) on investments	0.62	1.26	(0.16)	2.62	(4.01)	(2.31)	(5.91)

Total from investment operations	0.63	1.26	(0.29)	2.50	(4.14)	(2.43)	(6.11)

Less distributions:
Dividends from net investment income	(0.02)	—	—	—	—	—	—
Distributions from realized gains	(0.24)	—	—	—	—	—	—

Total dividends and distributions	(0.26)	—	—	—	—	—	—

Redemption fees	—	— #	—	—	—	—	—

Net asset value, end of period	$11.25	$10.88	$9.62	$9.91	$7.41	$11.55	$13.98

Total return (b)†	5.83%	13.09%	(2.95)%	33.73%	(35.82)%	(17.36)%	(30.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,961	$38,980	$30,501	$32,770	$26,114	$55,095	$81,279
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.88%	2.00%	1.96%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.32%	1.67%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.66%	2.21%	2.09%	2.15%	2.20%	2.02%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.16)%	(0.36)%	(1.66)%	(1.33)%	(1.43)%	(0.98)%	(1.10)%
After waivers and fees paid indirectly (a)	0.12%	(0.15)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.22)%	(0.69)%	(1.75)%	(1.52)%	(1.78)%	(1.15)%	(1.17)%
Portfolio turnover rate (f)	105%	159%	143%	161%	189%	105%	127%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.03	* *	* *	* *	* *	* *

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$10.69	$9.52	$9.84	$7.40	$11.59	$14.12	$20.39

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.18)	(0.16)	(0.18)	(0.18)	(0.31)
Net realized and unrealized gain (loss) on investments	0.62	1.21	(0.14)	2.60	(4.01)	(2.35)	(5.96)

Total from investment operations	0.60	1.17	(0.32)	2.44	(4.19)	(2.53)	(6.27)

Less distributions:
Distributions from realized gains	(0.24)	—	—	—	—	—	—

Redemption fees	—	— #	—	—	—	—	—

Net asset value, end of period	$11.05	$10.69	$9.52	$9.84	$7.40	$11.59	$14.12

Total return (b)†	5.67%	12.24%	(3.18)%	33.00%	(36.20)%	(17.91)%	(30.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,959	$45,551	$39,379	$46,888	$36,329	$68,173	$87,458
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.43%	2.55%	2.51%	2.40%	2.40%	2.40%
After waivers and fees paid indirectly (a)	1.87%	2.22%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.21%	2.76%	2.64%	2.70%	2.75%	2.57%	2.47%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.71)%	(0.91)%	(2.21)%	(1.88)%	(1.98)%	(1.54)%	(1.63)%
After waivers and fees paid indirectly (a)	(0.43)%	(0.70)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.77)%	(1.24)%	(2.30)%	(2.07)%	(2.33)%	(1.71)%	(1.70)%
Portfolio turnover rate (f)	105%	159%	143%	161%	189%	105%	127%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.03	* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND (g)

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$10.69	$9.51	$9.84		$7.41	$11.60	$14.13	$20.42

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.18)		(0.16)	(0.18)	(0.18)	(0.31)
Net realized and unrealized gain (loss) on investments	0.61	1.22	(0.15)		2.59	(4.01)	(2.35)	(5.98)

Total from investment operations	0.59	1.18	(0.33)		2.43	(4.19)	(2.53)	(6.29)

Less distributions:
Distributions from realized gains	(0.24)	—	—		—	—	—	—

Redemption fees	—	— #	—		—	—	—	—

Net asset value, end of period	$11.04	$10.69	$9.51		$9.84	$7.41	$11.60	$14.13

Total return (b)†	5.57%	12.41%	(3.33)%		32.80%	(36.12)%	(17.93)%	(30.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,037	$15,298	$10,709		$12,597	$9,956	$20,646	$30,826
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.43%	2.55%		2.51%	2.40%	2.40%	2.40%
After waivers and fees paid indirectly (a)	1.87%	2.22%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.21%	2.76%	2.64%		2.70%	2.75%	2.57%	2.47%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.71)%	(0.91)%	(2.21)%		(1.88)%	(1.98)%	(1.53)%	(1.63)%
After waivers and fees paid indirectly (a)	(0.43)%	(0.70)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.77)%	(1.24)%	(2.30)%		(2.07)%	(2.33)%	(1.70)%	(1.70)%
Portfolio turnover rate (f)	105%	159%	143%		161%	189%	105%	127%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$0.03	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$11.00	$9.70	$9.96		$7.41	$11.50	$13.87	$19.84

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	(0.10)		(0.08)	(0.08)	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	0.64	1.25	(0.16)		2.63	(4.01)	(2.31)	(5.84)

Total from investment operations	0.67	1.30	(0.26)		2.55	(4.09)	(2.37)	(5.97)

Less distributions:
Dividends from net investment income	(0.07)	—	—		—	—	—	—
Distributions from realized gains	(0.24)	—	—		—	—	—	—

Total dividends and distributions	(0.31)	— #	—		—	—	—	—

Net asset value, end of period	$11.36	$11.00	$9.70		$9.96	$7.41	$11.50	$13.87

Total return (b)	6.16%	13.39%	(2.60)%		34.44%	(35.59)%	(17.05)%	(30.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,646	$1,648	$295		$1,318	$312	$403	$609
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.43%	1.55%		1.51%	1.40%	1.40%	1.40%
After waivers and fees paid indirectly (a)	0.87%	1.22%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.21%	1.76%	1.64	%(e)	1.68%	1.76%	1.57%	1.46%
Ratio of net investment loss to average net assets:
After waivers (a)	0.29%	0.09%	(1.21)%		(0.88)%	(0.98)%	(0.53)%	(0.67)%
After waivers and fees paid indirectly (a)	0.57%	0.30%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.23%	(0.24)%	(1.30)%		(1.05)%	(1.34)%	(0.70)%	(0.73)%
Portfolio turnover rate (f)	105%	159%	143%		161%	189%	105%	127%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.03	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.02	0.01	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss) on investments	— #	— #	—	— #	—	—	—

Total from investment operations	0.02	0.02	0.01	0.01	0.01	0.04	0.06

Less distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)

Payment by Affiliate	—	—	—	— #	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	1.86%	2.19%	0.53%	0.68%	1.34%	3.71%	6.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,132	$70,506	$335,344	$357,586	$264,161	$251,503	$272,225
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%
Before waivers (a)	1.18%	0.92%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers (a)	3.78%	1.95%	0.63%	0.67%	1.32%	3.65%	5.91%
Before waivers (a)	3.30%	1.73%	N/A	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	**	**	**	**	**

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.02	0.01	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss) on investments	— #	— #	—	— #	—	—	—

Total from investment operations	0.02	0.02	0.01	0.01	0.01	0.04	0.06

Less distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)

Payment by Affiliate	—	—	—	— #	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	1.86%	2.19%	0.53%	0.68%	1.34%	3.71%	6.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,800	$28,125	$38,670	$46,452	$56,323	$44,045	$28,096
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%
Before waivers (a)	1.18%	0.92%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers (a)	3.78%	1.95%	0.63%	0.67%	1.32%	3.65%	5.91%
Before waivers (a)	3.30%	1.73%	N/A	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	**	**	**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.02	0.01	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss)on investments	— #	— #	—	— #	—	—	—

Total from investment operations	0.02	0.02	0.01	0.01	0.01	0.04	0.06

Less distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)

Payment by Affiliate	—	—	—	— #	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	1.86%	2.19%	0.53%	0.68%	1.34%	3.71%	6.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,353	$11,523	$11,301	$10,735	$12,775	$10,632	$8,709
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%
Before waivers (a)	1.18%	0.92%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers (a)	3.78%	1.95%	0.63%	0.67%	1.32%	3.65%	5.91%
Before waivers (a)	3.30%	1.73%	N/A	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	**	**	**	**	**

	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.02	0.01	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss) on investments	— #	— #	—	— #	—	—	—

Total from investment operations	0.02	0.02	0.01	0.01	0.01	0.04	0.06

Less distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)

Payment by Affiliate	—	—	—	— #	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)	1.86%	2.19%	0.53%	0.68%	1.34%	3.71%	6.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,179	$8,951	$7,569	$4,939	$4,298	$3,160	$2,666
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%
Before waivers (a)	1.18%	0.92%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers (a)	3.78%	1.95%	0.63%	0.67%	1.32%	3.65%	5.91%
Before waivers (a)	3.30%	1.73%	N/A	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002*to December 31, 2002(c)
Net asset value, beginning of period	$9.83	$10.00	$10.07		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.18	0.30	0.20		0.24	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.17)	(0.06)		0.05	0.02

Total from investment operations	0.12	0.13	0.14		0.29	0.03

Less distributions:
Dividends from net investment income	(0.18)	(0.30)	(0.21)		(0.24)	(0.01)

Redemption fees	—	— #	—	#	—	—

Net asset value, end of period	$9.77	$9.83	$10.00		$10.07	$10.02

Total return (b)†	1.19%	1.35%	1.53%		2.96%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,890	$16,582	$13,747		$11,479	$2,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.90%	0.90%		0.90%	0.25%
Before waivers and reimbursements (a)	1.23%	1.47%	1.21%		1.39%	8.04%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.64%	3.04%	2.43%		2.33%	1.40%
Before waivers and reimbursements (a)	3.31%	2.47%	2.12%		1.84%	(6.39)%
Portfolio turnover rate (f)	50%	94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.06	**		**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002*to December 31, 2002(c)
Net asset value, beginning of period	$9.81	$9.98	$10.05		$10.01	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.23	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.17)	(0.07)		0.06	0.01

Total from investment operations	0.08	0.06	0.07		0.22	0.02

Less distributions:
Dividends from net investment income	(0.14)	(0.23)	(0.14)		(0.18)	(0.01)

Redemption fees	—	— #	—	#	—	—

Net asset value, end of period	$9.75	$9.81	$9.98		$10.05	$10.01

Total return (b)†	0.82%	0.60%	0.91%		2.22%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,886	$7,597	$8,940		$9,290	$2,268
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%	1.65%		1.65%	1.00%
Before waivers and reimbursements (a)	1.98%	2.22%	1.96%		2.15%	8.71%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.89%	2.29%	1.68	%(e)	1.58%	0.61%
Before waivers and reimbursements (a)	2.56%	1.72%	1.37	%(e)	1.08%	(7.10)%
Portfolio turnover rate (f)	50%	94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.06	**		**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002*to December 31, 2002(c)
Net asset value, beginning of period	$9.81	$9.98	$10.05		$10.01	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.23	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.17)	(0.07)		0.06	0.01

Total from investment operations	0.08	0.06	0.07		0.22	0.02

Less distributions:
Dividends from net investment income	(0.14)	(0.23)	(0.14)		(0.18)	(0.01)

Redemption fees	—	— #	—	#	—	—

Net asset value, end of period	$9.75	$9.81	$9.98		$10.05	$10.01

Total return (b)†	0.82%	0.59%	0.90%		2.21%	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,753	$5,880	$6,692		$5,429	$2,110
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%	1.65%		1.65%	1.00%
Before waivers and reimbursements (a)	1.98%	2.22%	1.96	%(e)	2.17%	8.63%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.89%	2.29%	1.68%		1.55%	0.63%
Before waivers and reimbursements (a)	2.56%	1.72%	1.37%		1.03%	(7.00)%
Portfolio turnover rate (f)	50%	94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.06	**		**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002*to December 31, 2002(c)
Net asset value, beginning of period	$9.83	$10.01	$10.08		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.19	0.33	0.23		0.26	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.18)	(0.07)		0.07	0.02

Total from investment operations	0.13	0.15	0.16		0.33	0.03

Less distributions:
Dividends from net investment income	(0.19)	(0.33)	(0.23)		(0.27)	(0.01)

Redemption fees	—	—	—	#	—	—

Net asset value, end of period	$9.77	$9.83	$10.01		$10.08	$10.02

Total return (b)	1.31%	1.50%	1.75%		3.28%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,103	$13,837	$1,425		$1,213	$1,102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%	0.65%	0.65%		0.65%	0.00%@
Before waivers and reimbursements (a)	0.98%	1.22%	0.96%		1.25%	7.69%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.89%	3.29%	2.68	%(e)	2.55%	1.57%
Before waivers and reimbursements (a)	3.56%	2.72%	2.37	%(e)	1.95%	(6.12)%
Portfolio turnover rate (f)	50%	94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.06	**		**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$28.23	$26.45	$26.74	$21.76	$28.90	$30.90	$33.26

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.26)	(0.29)	(0.33)	(0.35)	(0.39)	(0.43)
Net realized and unrealized gain (loss) on investments	6.47	2.04	— #	5.31	(6.79)	(1.40)	0.44

Total from investment operations	6.28	1.78	(0.29)	4.98	(7.14)	(1.79)	0.01

Less distributions:
Distributions from realized gains	(1.71)	—	—	—	—	(0.22)	(2.37)

Redemption fees	—	— #	— #	— #	— #	0.01	—

Net asset value, end of period	$32.80	$28.23	$26.45	$26.74	$21.76	$28.90	$30.90

Total return (b)†	23.37%	6.69%	(1.08)%	22.89%	(24.71)%	(5.72)%	0.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,105	$42,959	$44,184	$44,265	$31,714	$37,413	$35,921
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.65%	1.73%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.61%	1.20%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.15%	2.23%	2.02%	2.04%	2.09%	2.01%	1.98%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.31)%	(1.37)%	(1.34)%	(1.41)%	(1.43)%	(1.40)%	(1.26)%
After waivers and fees paid indirectly (a)	(1.27)%	(0.92)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.81)%	(1.95)%	(1.71)%	(1.80)%	(1.79)%	(1.56)%	(1.39)%
Portfolio turnover rate (f)	28%	146%	88%	81%	35%	42%	53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.29	**	**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$26.79	$25.25	$25.64	$20.98	$28.02	$30.11	$32.62

Income (loss) from investment operations:
Net investment loss	(0.26)	(0.40)	(0.40)	(0.44)	(0.47)	(0.53)	(0.61)
Net realized and unrealized gain (loss) on investments	6.13	1.94	0.01	5.10	(6.57)	(1.34)	0.47

Total from investment operations	5.87	1.54	(0.39)	4.66	(7.04)	(1.87)	(0.14)

Less distributions:
Distributions from realized gains	(1.71)	—	—	—	—	(0.22)	(2.37)

Redemptions fees	—	— #	— #	— #	—	—	—

Net asset value, end of period	$30.95	$26.79	$25.25	$25.64	$20.98	$28.02	$30.11

Total return (b)†	22.95%	6.14%	(1.52)%	22.21%	(25.12)%	(6.17)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,006	$33,060	$37,430	$42,327	$33,447	$41,749	$38,084
Ratio of expenses to average net assets:
After waivers (a)	2.20%	2.20%	2.20%	2.20%	2.28%	2.40%	2.40%
After waivers and fees paid indirectly (a)	2.16%	1.75%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.70%	2.78%	2.57%	2.59%	2.64%	2.56%	2.53%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.86)%	(1.92)%	(1.89)%	(1.95)%	(1.98)%	(1.95)%	(1.81)%
After waivers and fees paid indirectly (a)	(1.82)%	(1.47)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(2.36)%	(2.50)%	(2.26)%	(2.34)%	(2.34)%	(2.11)%	(1.94)%
Portfolio turnover rate (f)	28%	146%	88%	81%	35%	42%	53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.07	$0.28	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$26.89	$25.34	$25.73	$21.05	$28.11	$30.21	$32.73

Income (loss) from investment operations:
Net investment loss	(0.26)	(0.40)	(0.40)	(0.45)	(0.46)	(0.53)	(0.62)
Net realized and unrealized gain (loss) on investments	6.15	1.95	0.01	5.13	(6.60)	(1.35)	0.47

Total from investment operations	5.89	1.55	(0.39)	4.68	(7.06)	(1.88)	(0.15)

Less distributions:
Distributions from realized gains	(1.71)	—	—	—	—	(0.22)	(2.37)

Redemption fees	—	— #	— #	— #	—	—	—

Net asset value, end of period	$31.07	$26.89	$25.34	$25.73	$21.05	$28.11	$30.21

Total return (b)†	23.03%	6.12%	(1.52)%	22.23%	(25.12)%	(6.18)%	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,003	$13,431	$15,856	$16,567	$10,448	$9,367	$8,596
Ratio of expenses to average net assets:
After waivers (a)	2.20%	2.20%	2.20%	2.20%	2.27%	2.40%	2.40%
After waivers and fees paid indirectly (a)	2.16%	1.75%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.70%	2.78%	2.57%	2.59%	2.66%	2.56%	2.53%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.86)%	(1.92)%	(1.89)%	(1.95)%	(1.97)%	(1.95)%	(1.81)%
After waivers and fees paid indirectly (a)	(1.82)%	(1.47)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(2.36)%	(2.50)%	(2.26)%	(2.34)%	(2.36)%	(2.11)%	(1.94)%
Portfolio turnover rate (f)	28%	146%	88%	81%	35%	42%	53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.07	$0.28	**	**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$29.32	$27.35	$27.55	$22.31	$29.51	$31.39	$33.56

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.14)	(0.20)	(0.23)	(0.26)	(0.27)	(0.28)
Net realized and unrealized gain (loss) on investments	6.76	2.11	— #	5.47	(6.94)	(1.39)	0.48

Total from investment operations	6.63	1.97	(0.20)	5.24	(7.20)	(1.66)	0.20

Less distributions:
Distributions from realized gains	(1.71)	—	—	—	—	(0.22)	(2.37)

Redemption fees	—	—	— #	— #	—	—	—

Net asset value, end of period	$34.24	$29.32	$27.35	$27.55	$22.31	$29.51	$31.39

Total return (b)	23.63%	7.20%	(0.73)%	23.49%	(24.40)%	(5.25)%	1.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,001	$11,836	$10,434	$11,317	$7,375	$9,257	$9,350
Ratio of expenses to average net assets:
After waivers (a)	1.20%	1.20%	1.20%	1.20%	1.29%	1.40%	1.40%
After waivers and fees paid indirectly (a)	1.16%	0.75%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.70%	1.78%	1.57%	1.59%	1.64%	1.56%	1.52%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.86)%	(0.92)%	(0.89)%	(0.95)%	(0.98)%	(0.95)%	(0.82)%
After waivers and fees paid indirectly (a)	(0.82)%	(0.47)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.36)%	(1.50)%	(1.26)%	(1.34)%	(1.33)%	(1.11)%	(0.94)%
Portfolio turnover rate (f)	28%	146%	88%	81%	35%	42%	53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.29	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$11.49	$10.45	$9.78	$7.09	$8.17	$7.84	$8.53

Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.05)	(0.03)	(0.04)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.59	1.23	0.70	2.73	(0.93)	0.38	0.51

Total from investment operations	1.64	1.18	0.67	2.69	(0.97)	0.36	0.50

Less distributions:
Distributions from realized gains	(0.45)	(0.14)	—	—	(0.11)	(0.03)	(1.19)

Redemption fees	—	— #	— #	—	— #	— #	—

Net asset value, end of period	$12.68	$11.49	$10.45	$9.78	$7.09	$8.17	$7.84

Total return (b)†	14.86%	11.35%	6.85%	37.94%	(11.88)%	4.63%	6.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$268,775	$252,526	$254,300	$250,241	$188,979	$218,905	$174,043
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.64%	1.59%	1.60%	1.64%	1.57%	1.55%
After waivers and fees paid indirectly (a)	1.60%	1.63%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.60%	1.64%	1.59%	1.60%	1.64%	1.57%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.92%	(0.41)%	(0.38)%	(0.46)%	(0.50)%	(0.21)%	(0.12)%
After waivers and fees paid indirectly (a)	0.92%	(0.40)%	N/A	N/A	N/A	N/A	N/A
Before waivers (a)	0.92%	(0.41)%	(0.38)%	(0.46)%	(0.50)%	(0.21)%	(0.12)%
Portfolio turnover rate (f)	2%	4%	10%	8%	19%	32%	71%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	**	**	**	**	**

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$10.70	$9.79	$9.21	$6.71	$7.78	$7.52	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.10)	(0.07)	(0.08)	(0.08)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.48	1.15	0.65	2.58	(0.88)	0.35	0.50

Total from investment operations	1.50	1.05	0.58	2.50	(0.96)	0.29	0.44

Less distributions:
Distributions from realized gains	(0.45)	(0.14)	—	—	(0.11)	(0.03)	(1.19)

Redemption fees	—	— #	— #	—	—	—	—

Net asset value, end of period	$11.75	$10.70	$9.79	$9.21	$6.71	$7.78	$7.52

Total return (b)	14.54%	10.78%	6.30%	37.26%	(12.35)%	3.89%	6.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$197,615	$198,305	$208,457	$210,248	$156,569	$161,373	$117,125
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.19%	2.14%	2.15%	2.19%	2.12%	2.10%
After waivers and fees paid indirectly (a)	2.15%	2.18%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.15%	2.19%	2.14%	2.15%	2.19%	2.12%	2.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.37%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%	(0.66)%
After waivers and fees paid indirectly (a)	0.37%	(0.95)%	N/A	N/A	N/A	N/A	N/A
Before waivers (a)	0.37%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%	(0.66)%
Portfolio turnover rate (f)	2%	4%	10%	8%	19%	32%	71%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$10.98	$10.04	$9.45	$6.88	$7.98	$7.71	$8.45

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.11)	(0.08)	(0.08)	(0.08)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on Investments and foreign currency transactions	1.51	1.19	0.67	2.65	(0.91)	0.36	0.51

Total from investment operations	1.53	1.08	0.59	2.57	(0.99)	0.30	0.45

Less distributions:
Distributions from realized gains	(0.45)	(0.14)	—	—	(0.11)	(0.03)	(1.19)

Redemption fees	—	— #	— #	—	—	—	—

Net asset value, end of period	$12.06	$10.98	$10.04	$9.45	$6.88	$7.98	$7.71

Total return (b)†	14.44%	10.81%	6.24%	37.35%	(12.42)%	3.93%	6.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,200	$107,803	$114,721	$111,311	$78,811	$78,665	$54,638
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.19%	2.14%	2.15%	2.19%	2.13%	2.10%
After waivers and fees paid indirectly (a)	2.15%	2.18%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.15%	2.19%	2.14%	2.15%	2.19%	2.13%	2.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.37%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%	(0.65)%
After waivers and fees paid indirectly (a)	0.37%	(0.95)%	N/A	N/A	N/A	N/A	N/A
Before waivers (a)	0.37%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%	(0.65)%
Portfolio turnover rate (f)	2%	4%	10%	8%	19%	32%	71%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	**	**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$12.13	$10.97	$10.24	$7.39	$8.47	$8.09	$8.73

Income (loss) from investment operations:
Net investment income	0.09	— #	0.01	— #	— #	0.01	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68	1.30	0.72	2.85	(0.97)	0.40	0.52

Total from investment operations	1.77	1.30	0.73	2.85	(0.97)	0.41	0.55

Less distributions:
Distributions from realized gains	(0.45)	(0.14)	—	—	(0.11)	(0.03)	(1.19)

Redemption fees	—	—	— #	—	—	—	—

Net asset value, end of period	$13.45	$12.13	$10.97	$10.24	$7.39	$8.47	$8.09

Total return (b)	15.07%	11.91%	7.13%	38.57%	(11.46)%	5.10%	6.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,291	$21,728	$9,587	$10,072	$7,029	$7,067	$851
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.19%	1.14%	1.15%	1.19%	1.15%	1.10%
After waivers and fees paid indirectly (a)	1.15%	1.18%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.15%	1.19%	1.14%	1.15%	1.19%	1.15%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.37%	0.04%	0.07%	(0.01)%	(0.04)%	0.18%	0.31%
After waivers and fees paid indirectly (a)	1.37%	0.05%	N/A	N/A	N/A	N/A	N/A
Before waivers (a)	1.37%	0.04%	0.07%	(0.01)%	(0.04)%	0.18%	0.31%
Portfolio turnover rate (f)	2%	4%	10%	8%	19%	32%	71%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)		Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
						2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$10.03		$9.24	$8.96		$7.09	$8.69	$9.75	$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.02	0.03		0.01	— #	0.01	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.58		0.79	0.25		1.86	(1.63)	(1.05)	(0.33)

Total from investment operations	1.61		0.81	0.28		1.87	(1.63)	(1.04)	(0.25)

Less distributions:
Dividends from net investment income	—		(0.02)	—		—	—	—	—
Distributions from realized gains	—		— #	—		—	—	(0.02)	—

Total dividends and distributions	—		(0.02)	—		—	—	(0.02)	—

Redemption fees	—	#	— #	—	#	—	0.03	—	—

Net asset value, end of period	$11.64		$10.03	$9.24		$8.96	$7.09	$8.69	$9.75

Total return (b)†	16.15%		8.79%	3.13%		26.38%	(18.41)%	(10.70)%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,923		$6,888	$5,554		$3,640	$2,314	$2,053	$1,103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.75%		1.75%	1.75%		1.75%	1.75%	1.75%	1.75%
After waivers, reimbursements and fees paid indirectly (a)	1.35%		1.74%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.03%		2.75%	2.53%		3.28%	3.55%	4.05%	13.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.15%		0.17%	0.33%		0.08%	0.01%	0.10%	0.88%
After waivers, reimbursements and fees paid indirectly (a)	0.55%		0.18%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.13)%		(0.83)%	(0.45)%		(1.45)%	(1.79)%	(2.20)%	(10.40)%
Portfolio turnover rate (f)	130%		45%	32%		39%	32%	44%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.10	**		**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)		Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
						2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.77		$9.03	$8.80		$7.00	$8.62	$9.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—		(0.04)	(0.01)		(0.04)	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.55		0.78	0.24		1.84	(1.60)	(1.06)	(0.29)

Total from investment operations	1.55		0.74	0.23		1.80	(1.64)	(1.10)	(0.26)

Less distributions:
Distributions from realized gains	—		—	—		—	—	(0.02)	—

Redemption fees	—		—	—	#	—	0.02	—	—

Net asset value, end of period	$11.32		$9.77	$9.03		$8.80	$7.00	$8.62	$9.74

Total return (b)†	15.75%		8.31%	2.61%		25.71%	(18.79)%	(11.33)%	(2.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,523		$3,020	$2,521		$1,903	$1,057	$1,036	$588
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%		2.30%	2.30%		2.30%	2.30%	2.30%	2.30%
After waivers, reimbursements and fees paid indirectly (a)	1.90%		2.29%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.58%		3.30%	3.08	%(e)	3.83%	4.08%	4.61%	13.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.40)%		(0.38)%	(0.22	)%(e)	(0.48)%	(0.53)%	(0.43)%	0.33%
After waivers, reimbursements and fees paid indirectly (a)	0.00	% @	(0.37)%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.68)%		(1.38)%	(1.00	)%(e)	(2.01)%	(2.31)%	(2.74)%	(10.95)%
Portfolio turnover rate (f)	130%		45%	32%		39%	32%	44%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.10	**		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
					2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.77	$9.03	$8.79		$6.99	$8.62	$9.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	(0.04)	(0.01)		(0.04)	(0.04)	(0.04)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.54	0.78	0.25		1.84	(1.61)	(1.06)	(0.30)

Total from investment operations	1.54	0.74	0.24		1.80	(1.65)	(1.10)	(0.26)

Less distributions:
Distributions from realized gains	—	—	—		—	—	(0.02)	—

Redemption fees	—	—	—	#	—	0.02	—	—

Net asset value, end of period	$11.31	$9.77	$9.03		$8.79	$6.99	$8.62	$9.74

Total return (b)†	15.76%	8.19%	2.73%		25.75%	(18.91)%	(11.33)%	(2.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,565	$3,598	$2,200		$1,439	$632	$475	$361
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%
After waivers, reimbursements and fees paid indirectly (a)	1.90%	2.29%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.58%	3.30%	3.08%		3.80%	4.14%	4.63%	13.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.40)%	(0.38)%	(0.22	)%(e)	(0.51)%	(0.57)%	(0.43)%	0.45%
After waivers and fees paid indirectly (a)	0.00%@	(0.37)%	N/A		N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.68)%	(1.38)%	(1.00	)%(e)	(2.01)%	(2.41)%	(2.76)%	(10.83)%
Portfolio turnover rate (f)	130%	45%	32%		39%	32%	44%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.10	**		**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
					2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$10.22	$9.42	$9.10		$7.17	$8.74	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.06	0.03		(0.04)	0.03	0.05	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.61	0.81	0.29		1.97	(1.62)	(1.05)	(0.36)

Total from investment operations	1.67	0.87	0.32		1.93	(1.59)	(1.00)	(0.24)

Less distributions:
Dividends from net investment income	—	(0.07)	—		—	—	—	—
Distributions from realized gains	—	—	—		—	—	(0.02)	—

Total dividends and distributions	—	(0.07)	—		—	—	(0.02)	—

Redemption fees	—	—	—	#	—	0.02	—	—

Net asset value, end of period	$11.89	$10.22	$9.42		$9.10	$7.17	$8.74	$9.76

Total return (b)	16.34%	9.22%	3.52%		26.92%	(17.96)%	(10.28)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,444	$4,994	$1,917		$225	$126	$120	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.30%	1.30%		1.30%	1.30%	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	1.29%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.58%	2.30%	2.08	%(e)	2.80%	3.12%	3.63%	12.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.60%	0.62%	0.78	%(e)	0.50%	0.44%	0.57%	1.59%
After waivers, reimbursements and fees paid indirectly (a)	1.00%	0.63%	N/A		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.32%	(0.38)%	0.00	%@(e)	(1.00)%	(1.38)%	(1.76)%	(9.69)%
Portfolio turnover rate (f)	130%	45%	32%		39%	32%	44%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.10	**		**	**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$13.83	$14.19	$14.19	$14.16	$13.49	$13.60	$12.82

Income (loss) from investment operations:
Net investment income	0.26	0.51	0.40	0.48	0.51	0.53	0.55
Net realized and unrealized gain (loss) on investments	(0.09)	(0.35)	0.03	0.14	0.70	(0.11)	0.78

Total from investment operations	0.17	0.16	0.43	0.62	1.21	0.42	1.33

Less distributions:
Dividends from net investment income	(0.26)	(0.51)	(0.40)	(0.48)	(0.51)	(0.53)	(0.55)
Distributions from realized gains	(0.08)	(0.01)	(0.03)	(0.11)	(0.03)	—	—

Total dividends and distributions	(0.34)	(0.52)	(0.43)	(0.59)	(0.54)	(0.53)	(0.55)

Redemption fees	—	—	— #	—	—	—	—

Net asset value, end of period	$13.66	$13.83	$14.19	$14.19	$14.16	$13.49	$13.60

Total return (b)†	1.19%	1.11%	3.06%	4.43%	9.09%	3.09%	10.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,804	$17,913	$22,034	$22,753	$24,296	$21,992	$22,240
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)	1.66%	1.59%	1.32%	1.33%	1.34%	1.33%	1.36%
Ratio of net investment income to average net assets:
After waivers (a)	3.74%	3.61%	3.39%	3.36%	3.66%	3.86%	4.23%
Before waivers (a)	3.18%	3.12%	3.17%	3.13%	3.42%	3.63%	3.97%
Portfolio turnover rate (f)	22%	12%	14%	15%	20%	34%	41%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07	**	**	**	**	**

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$13.84	$14.19	$14.19	$14.17	$13.50	$13.60	$12.82

Income (loss) from investment operations:
Net investment income	0.22	0.43	0.33	0.40	0.43	0.45	0.48
Net realized and unrealized gain (loss) on investments	(0.09)	(0.34)	0.03	0.13	0.70	(0.10)	0.78

Total from investment operations	0.13	0.09	0.36	0.53	1.13	0.35	1.26

Less distributions:
Dividends from net investment income	(0.22)	(0.43)	(0.33)	(0.40)	(0.43)	(0.45)	(0.48)
Distributions from realized gains	(0.08)	(0.01)	(0.03)	(0.11)	(0.03)	—	—

Total dividends and distributions	(0.30)	(0.44)	(0.36)	(0.51)	(0.46)	(0.45)	(0.48)

Redemption fees	—	—	— #	—	—	—	—

Net asset value, end of period	$13.67	$13.84	$14.19	$14.19	$14.17	$13.50	$13.60

Total return (b)†	0.92%	0.63%	2.59%	3.78%	8.49%	2.60%	10.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,997	$5,729	$6,712	$7,915	$8,760	$6,939	$6,650
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Before waivers (a)	2.21%	2.14%	1.87%	1.88%	1.90%	1.87%	1.91%
Ratio of net investment income to average net assets:
After waivers (a)	3.19%	3.06%	2.84%	2.80%	3.11%	3.29%	3.68%
Before waivers (a)	2.63%	2.57%	2.62%	2.57%	2.86%	3.07%	3.42%
Portfolio turnover rate (f)	22%	12%	14%	15%	20%	34%	41%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$13.84	$14.19	$14.19	$14.16	$13.49	$13.60	$12.82

Income from investment operations:
Net investment income	0.22	0.43	0.33	0.40	0.43	0.45	0.48
Net realized and unrealized gain (loss) on investments	(0.09)	(0.34)	0.03	0.14	0.70	(0.11)	0.78

Total from investment operations	0.13	0.09	0.36	0.54	1.13	0.34	1.26

Less distributions:
Dividends from net investment income	(0.22)	(0.43)	(0.33)	(0.40)	(0.43)	(0.45)	(0.48)
Distributions from realized gains	(0.08)	(0.01)	(0.03)	(0.11)	(0.03)	—	—

Total dividends and distributions	(0.30)	(0.44)	(0.36)	(0.51)	(0.46)	(0.45)	(0.48)

Redemption fees	—	—	— #	—	—	—	—

Net asset value, end of period	$13.67	$13.84	$14.19	$14.19	$14.16	$13.49	$13.60

Total return (b)†	0.92%	0.63%	2.59%	3.88%	8.49%	2.52%	9.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,435	$2,827	$3,419	$3,393	$3,767	$1,821	$1,577
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Before waivers (a)	2.21%	2.14%	1.87%	1.88%	1.90%	1.87%	1.91%
Ratio of net investment income to average net assets:
After waivers (a)	3.19%	3.06%	2.84%	2.82%	3.07%	3.28%	3.68%
Before waivers (a)	2.63%	2.57%	2.62%	2.59%	2.82%	3.06%	3.42%
Portfolio turnover rate (f)	22%	12%	14%	15%	20%	34%	41%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07	**	**	**	**	**

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$13.84	$14.19	$14.19	$14.17	$13.49	$13.60	$12.82

Income from investment operations:
Net investment income	0.29	0.57	0.45	0.54	0.57	0.59	0.61
Net realized and unrealized gain (loss) on investments	(0.09)	(0.34)	0.03	0.13	0.71	(0.11)	0.78

Total from investment operations	0.20	0.23	0.48	0.67	1.28	0.48	1.39

Less distributions:
Dividends from net investment income	(0.29)	(0.57)	(0.45)	(0.54)	(0.57)	(0.59)	(0.61)
Distributions from realized gains	(0.08)	(0.01)	(0.03)	(0.11)	(0.03)	—	—

Total dividends and distributions	(0.37)	(0.58)	(0.48)	(0.65)	(0.60)	(0.59)	(0.61)

Redemption fees	—	—	— #	—	—	—	—

Net asset value, end of period	$13.67	$13.84	$14.19	$14.19	$14.17	$13.49	$13.60

Total return (b)	1.41%	1.64%	3.45%	4.83%	9.66%	3.56%	11.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49	$107	$103	$102	$102	$78	$49
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Before waivers (a)	1.21%	1.14%	0.87%	0.88%	0.90%	0.88%	0.91%
Ratio of net investment income to average net assets:
After waivers (a)	4.19%	4.06%	3.84%	3.82%	4.11%	4.31%	4.68%
Before waivers (a)	3.63%	3.57%	3.62%	3.59%	3.86%	4.08%	4.42%
Portfolio turnover rate (f)	22%	12%	14%	15%	20%	34%	41%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07	**	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.

**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.005.

@	Ratio amount is less than 0.005%

†	The total returns for Class A, Class B and Class C do not include sales charges.

(a)	Ratios for periods less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes per share are based on daily average shares outstanding.

(d)	In 2003, 0.21% of the Fund’s total return consisted of a voluntary reimbursement by the investment advisor for a realized investment loss.

(e)	Reflects overall fund ratios adjusted for class specific expenses.

(f)	Portfolio turnover rate for periods less than one year are not annualized.

(g)	The financial highlights for the periods prior to July 29, 2005 (the “merger date”) reflect the per share amounts and ratios of the Enterprise Multi-Cap Growth Fund. All per share amounts prior to the merger date have been adjusted to reflect the conversion ratio applied to the Multi-Cap Growth Fund shares in connection with the merger transaction, as described in the notes to the financial statements.

(h)	In the prior year report, NAV and Net Realized/Unrealized gain (loss) on investments per share were incorrectly disclosed as $31.87 and $1.31 respectively, due to a typographical error. Such amounts have been corrected.

(i)	In the prior year report, NAV and Net Realized/Unrealized gain (loss) on investments per share were incorrectly disclosed as $30.78 and $1.28 respectively, due to a typographical error. Such amounts have been corrected.

(j)	In the prior year report, NAV and Net Realized/Unrealized gain (loss) on investments per share were incorrectly disclosed as $30.81 and $1.27 respectively, due to a typographical error. Such amounts have been corrected.

(k)	In the prior year report, NAV and Net Realized/Unrealized gain (loss) on investments per share were incorrectly disclosed as $32.77 and $1.35 respectively, due to a typographical error. Such amounts have been corrected.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 16 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Maximum capital appreciation.

AXA Enterprise Deep Value Fund (advised by Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Long-term capital appreciation.

AXA Enterprise Equity Income Fund (advised by Boston Advisors, LLC (“Boston Advisors”)) —Above average and consistent total return through a combination of growth and income investing. Effective December 2, 2005, Mercury Advisers acquired Boston Advisors, Inc.

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Government Securities Fund (advised by TCW) — Current income and safety of principal.

AXA Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) — Maximum current income.

AXA Enterprise International Growth Fund (advised by Wentworth, Hauser, and Violich) — Capital appreciation. Effective at the close of business January 17, 2006, Wentworth, Hauser, and Violich replaced Walter Scott & Partners Ltd.

AXA Enterprise Large Cap Growth Fund (formerly AXA Enterprise Multi-Cap Growth Fund)(advised by Ark Asset Management Co., Inc. (“Ark”)) — Capital appreciation. Effective at the close of business March 16, 2006, Ark replaced Montag & Caldwell, Inc.

AXA Enterprise Money Market Fund (advised by The Dreyfus Corporation) — Highest possible level of current income consistent with preservation of capital and liquidity. Effective at the close of business December 1, 2005, The Dreyfus Corporation replaced J.P. Morgan Investment Management, Inc. as the Adviser for the AXA Enterprise Money Market Fund.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

AXA Enterprise Short Duration Bond Fund (advised by Mercury Advisors) — Current income with reduced volatility of principal. Effective December 2, 2005, Mercury Advisors acquired Boston Advisors, Inc.

AXA Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc.) —Capital appreciation.

AXA Enterprise Small Company Value Fund (advised by GAMCO Asset Management, Inc.) —Maximum capital appreciation.

AXA Enterprise Socially Responsible Fund (formerly AXA Enterprise Global Socially Responsive Fund) (advised by Brandywine Asset Management LLC (“Brandywine”)) — Total return. Effective at the close of business March 16, 2006, Brandywine replaced Rockefeller & Co., Inc.

AXA Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) — A high level of current income exempt from federal income tax, with consideration given to preservation of principal.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, other than the AXA Enterprise Money Market Fund, are made at least annually. Dividends from net investment income, if any, for all Funds other than the fixed-income Funds (fixed-income Funds are the AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Money Market Fund and AXA Short Duration Bond Fund), are declared and paid at least annually. Dividends from net investment income for the fixed-income Funds are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains for the AXA Enterprise Money Market Fund are declared daily and paid or reinvested monthly in additional shares of the AXA Enterprise Money Market Fund at net asset value. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method, is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the statements of operations.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the year ended October 31, 2005 and ten months ended October 31, 2004, were as follows:

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

	Year Ended October 31, 2005						Ten Months Ended October 31, 2004
	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income		Accumulated Undistributed Long Term Gains	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Capital Appreciation Fund	$—		$—	$—		$—	$—		$—	$—	$—
AXA Enterprise Deep Value Fund	150,723		—	1,879,669		3,624,122	—		—	96,944	—
AXA Enterprise Equity Fund	—		—	—		—	—		—	—	—
AXA Enterprise Equity Income Fund	792,905		2,201,642	1,517,252		13,089,905	564,725		—	354,504	2,201,524
AXA Enterprise Global Financial Services Fund	1,851,689		319,124	592,542		2,536,585	—		—	1,850,750	318,930
AXA Enterprise Government Securities Fund	7,571,669		—	1,253,538		—	6,550,359		—	820,309	—
AXA Enterprise Growth and Income Fund	—		—	650,262		—	—		—	—	—
AXA Enterprise High-Yield Bond Fund	13,762,159		—	1,322,147		—	13,510,322		—	115,095	—
AXA Enterprise International Growth Fund	108,463		—	213,123		—	—		—	108,280	—
AXA Enterprise Large Cap Growth Fund	—		—	—		2,193,129	—		—	—	—
AXA Enterprise Money Market Fund	4,845,635		—	319,372		—	2,114,765		—	—	—
AXA Enterprise Short Duration Bond Fund	898,472		—	126,912		—	503,554		722	—	—
AXA Enterprise Small Company Growth Fund	—		—	—		6,072,033	—		—	—	—
AXA Enterprise Small Company Value Fund	—		8,271,528	—		23,052,259	—		—	—	8,271,088
AXA Enterprise Socially Responsible Fund	29,410		—	—		—	—		—	5,031	—
AXA Enterprise Tax- Exempt Income Fund	1,017,074	*	27,154	7,496	**	153,774	883,084	***	62,035	—	27,108

*	$ 1,009,408 of the $1,017,074 distributed ordinary is tax- exempt.
**	The stated amount is 100% tax- exempt.
***	$880,771 of the 883,084 distributed ordinary income is tax- exempt

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2006, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Capital Appreciation Fund	$31,644
AXA Enterprise Deep Value Fund	5,715
AXA Enterprise Equity Fund	56,532
AXA Enterprise Equity Income Fund	14,143
AXA Enterprise Global Financial Services Fund	2,600
AXA Enterprise Growth and Income Fund	7,590
AXA Enterprise International Growth Fund	100,980
AXA Enterprise Large Cap Growth Fund	135,262
AXA Enterprise Small Company Growth Fund	21,287

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Fund	Amount
AXA Enterprise Small Company Value Fund	$5,781
AXA Enterprise Socially Responsible Fund	41,657

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2006.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at April 30, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Note 2 Management of the Trust

The Funds are charged investment advisory fees by the Managers for furnishing advisory and administrative services. The advisory fees are equal to the following annual percentages of average daily net assets for each Fund:

Fund	Management Fees
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Capital Appreciation Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Deep Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Equity Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Equity Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%
AXA Enterprise Government Securities Fund	0.580%	0.555%	0.530%	0.505%	0.480%
AXA Enterprise Growth and Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise High-Yield Bond Fund	0.600%	0.575%	0.550%	0.525%	0.500%
AXA Enterprise International Growth Fund	0.830%	0.805%	0.780%	0.755%	0.730%
AXA Enterprise Large Cap Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Money Market Fund	0.330%	0.305%	0.280%	0.255%	0.230%
AXA Enterprise Short Duration Bond Fund	0.430%	0.405%	0.380%	0.355%	0.330%
AXA Enterprise Small Company Growth Fund	0.980%	0.955%	0.930%	0.905%	0.880%
AXA Enterprise Small Company Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Socially Responsible Fund	0.880%	0.855%	0.830%	0.805%	0.780%
AXA Enterprise Tax-Exempt Income Fund	0.480%	0.455%	0.430%	0.405%	0.380%

Note 3 Administrative Fees

Pursuant to a Mutual Funds Service Agreement, AXA Equitable provides the Trust with certain fund accounting and compliance services. For these services, the Trust pays AXA Equitable a fee at an annual rate for each Fund of 0.055% of total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custodian Fees

JPMorgan Chase Bank N.A. (“JPMorgan”), an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Funds’ portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Note 5 Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses.

Note 6 Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) an indirect wholly-owned subsidiary of Enterprise, serves as the principal underwriter for shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund, (except AXA Enterprise Short Duration Bond Fund and AXA Enterprise Money Market Fund) pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C shares. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares. The AXA Enterprise Short Duration Bond Fund’s distribution fees are 0.25%, 1.00% and 1.00%, respectively, for its Class A, B and C shares. The AXA Enterprise Money Market Fund pays no distribution fees.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2006, the Distributor incurred approximate distribution fees of $0, $653,774 and $9,381 payable to MONY Securities Corporation, AXA Advisors and The Advest Group Inc., respectively.

For the six months ended April 30, 2006, the portions of the sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and Enterprise Capital Management (“ECM”), were $0, $615,767 and $5,718, respectively.

Excluding the AXA Enterprise Money Market Fund, the Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the six months ended April 30, 2006, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Capital Appreciation Fund	$24,299	$3,569	$71,475	$7,203
AXA Enterprise Deep Value Fund	4,416	—	16,742	699
AXA Enterprise Equity Fund	5,173	1,815	60,207	2,066
AXA Enterprise Equity Income Fund	16,880	1,847	46,926	2,057
AXA Enterprise Global Financial Services Fund	7,666	2,935	9,189	330
AXA Enterprise Government Securities Fund	4,273	—	92,902	2,100
AXA Enterprise Growth and Income Fund	11,201	1,012	60,585	2,385
AXA Enterprise High-Yield Bond Fund	5,985	268	77,949	2,261
AXA Enterprise International Growth Fund	62,663	1,202	19,458	1,438
AXA Enterprise Large Cap Growth Fund	2,393	1,071	59,513	1,023
AXA Enterprise Money Market Fund	—	421	70,527	1,793
AXA Enterprise Short Duration Bond Fund	1,146	547	9,124	1,051
AXA Enterprise Small Company Growth Fund	4,842	1,114	54,568	1,776
AXA Enterprise Small Company Value Fund	18,659	3,150	178,164	11,130

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

	Class A		Class B	Class C
	Front End sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Socially Responsible Fund	$4,366	$78	$1,629	$188
AXA Enterprise Tax-Exempt Income Fund	1,602	—	10,548	124

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 7 Redemption Fees

The Trust charges a 2% redemption fee on non-Money Market Fund exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2006, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Capital Appreciation Fund	$785	$—	$380	$—
AXA Enterprise Deep Value Fund	1,719	194	—	—
AXA Enterprise Equity Fund	421	91	—	—
AXA Enterprise Equity Income Fund	3,977	229	173	—
AXA Enterprise Global Financial Services Fund	2,830	—	—	—
AXA Enterprise Government Securities Fund	974	—	—	—
AXA Enterprise Growth and Income Fund	920	184	—	—
AXA Enterprise High-Yield Bond Fund	144	119	54	—
AXA Enterprise International Growth Fund	4,299	124	310	—
AXA Enterprise Large Cap Growth Fund	580	—	—	—
AXA Enterprise Short Duration Bond Fund	—	—	—	—
AXA Enterprise Small Company Growth Fund	2,197	—	660	—
AXA Enterprise Small Company Value Fund	1,468	156	2	—
AXA Enterprise Socially Responsible Fund	—	—	—	85
AXA Enterprise Tax-Exempt Income Fund	—	—	—	—

Note 8 Expense Limitation

Pursuant to a contract, AXA Equitable had agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2007 (“Expense Limitation Agreement”). AXA Equitable first waives its management fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund were limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Capital Appreciation Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Deep Value Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise Equity Fund	1.60%	2.15%	2.15%	1.15%

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

	Class A	Class B	Class C	Class Y
AXA Enterprise Equity Income Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Government Securities Fund	1.25%	1.80%	1.80%	0.80%
AXA Enterprise Growth and Income Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise High-Yield Bond Fund	1.30%	1.85%	1.85%	0.85%
AXA Enterprise International Growth Fund	1.85%	2.40%	2.40%	1.40%
AXA Enterprise Large Cap Growth Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Money Market Fund	0.70%	0.70%	0.70%	0.70%
AXA Enterprise Short Duration Bond Fund	0.90%	1.65%	1.65%	0.65%
AXA Enterprise Small Company Growth Fund	1.65%	2.20%	2.20%	1.20%
AXA Enterprise Small Company Value Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Socially Responsible Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Tax-Exempt Income Fund	1.10%	1.65%	1.65%	0.65%

During the six months ended April 30, 2006, the Manager received no reimbursement. At April 30, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
	2007	2008	2009
AXA Enterprise Capital Appreciation Fund	$—	$—	$—	$—
AXA Enterprise Deep Value Fund	25,407	191,810	70,310	287,527
AXA Enterprise Equity Fund	25,574	240,388	77,745	343,707
AXA Enterprise Equity Income Fund	51,250	376,675	148,982	576,907
AXA Enterprise Global Financial Services Fund	11,463	175,777	41,752	228,992
AXA Enterprise Government Securities Fund	123,192	878,741	400,047	1,401,980
AXA Enterprise Growth and Income Fund	78,315	628,620	262,683	969,618
AXA Enterprise High-Yield Bond Fund	46,922	375,571	154,168	576,661
AXA Enterprise International Growth Fund	9,784	238,580	59,636	308,000
AXA Enterprise Large Cap Growth Fund	7,258	289,271	31,440	327,969
AXA Enterprise Money Market Fund	—	572,531	280,515	853,046
AXA Enterprise Short Duration Bond Fund	36,368	205,408	76,802	318,578
AXA Enterprise Small Company Growth Fund	66,905	622,367	268,524	957,796
AXA Enterprise Small Company Value Fund	—	—	—	—
AXA Enterprise Socially Responsible Fund	15,279	162,040	28,772	206,091
AXA Enterprise Tax-Exempt Income Fund	19,320	145,214	69,515	234,049

Note 9 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2006, the total amount owed to the Trustees participating in the Plan was $102,943.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Note 10 Transactions with Affiliates

At April 30, 2006, AXA Equitable and its subsidiaries and affiliates held investments in each of the Funds as follows:

	Percentage of Ownership
AXA Enterprise Capital Appreciation Fund	1.5%
AXA Enterprise Deep Value Fund	9.6
AXA Enterprise Equity Fund	3.3
AXA Enterprise Equity Income Fund	6.3
AXA Enterprise Government Securities Fund	6.2
AXA Enterprise High-Yield Bond Fund	0.6
AXA Enterprise International Growth Fund	—	#
AXA Enterprise Money Market Fund	—	#
AXA Enterprise Short Duration Bond Fund	38.6
AXA Enterprise Small Company Growth Fund	3.3
AXA Enterprise Small Company Value Fund	1.8
AXA Enterprise Socially Responsible Fund	6.2
AXA Enterprise Tax Exempt Income Fund	0.2

#	Percentage of ownership is less than 0.05%

Shares of some of the Funds are held by the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust, an entity also advised by AXA Equitable. The AXA Enterprise Allocation Funds invest exclusively in shares of other mutual funds managed by the Manager. The following table represents the percentage of ownership that each AXA Allocation Fund has in the underlying investment companies net assets as of April 30, 2006.

Fund:	AXA Enterprise Conservative Allocation		AXA Enterprise Moderate Allocation		AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Capital Appreciation Fund	0.01%		0.12%		1.16%	0.14%
AXA Enterprise Deep Value Fund	0.27		1.14		6.82	1.38
AXA Enterprise Equity Fund	0.01		0.21		2.80	0.26
AXA Enterprise Equity Income Fund	0.16		0.52		4.77	0.65
AXA Enterprise Government Securities Fund	0.62		0.83		4.52	0.17
AXA Enterprise High-Yield Bond Fund	0.21		0.35		—	—
AXA Enterprise Money Market Fund	—	#	—	#	—	—
AXA Enterprise Short Duration Bond Fund	5.65		7.50		23.32	—
AXA Enterprise Small Company Growth Fund	—		0.44		2.50	0.34
AXA Enterprise Small Company Value Fund	—		0.16		1.44	0.22

#	Percentage of ownership is less than 0.005%

Note 11 Substitution and Reorganization Transactions

On July 29, 2005, AXA Enterprise Growth Fund (“Growth Fund”) merged with the Enterprise Multi-Cap Growth Fund (now known as Enterprise Large Cap Growth Fund), an affilite of the Trust,

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2006 (Unaudited)

pursuant to a Plan of Reorganization and Termination (the “Plan”). The reorganization was accomplished by a tax-free exchange resulting in the Growth Fund issuing 2,575,076 Class A shares, 3,309,552 Class B shares, 896,183 Class C and 19,666 Class Y shares in exchange for 3,762,791 Class A shares, 4,923,858 Class B shares, 1,335,122 Class C shares and 28,340 Class Y shares of Enterprise Multi-Cap Growth Fund (valued at $28,634,841, $36,239,595, $9,813,198 and $221,048, respectively) Included in these amounts are $2,367,574 of unrealized appreciation. For financial reporting purposes, Enterprise Multi-Cap Growth Fund is considered the surving entity and accordingly the merged entity’s operations, changes in net assets and financial highlights for each period prior to the date of the merger, is that of of the Enterprise Multi-Cap Growth Fund. Historical per share amounts for periods prior to the merger as presented in the financial highlights and the transacted shares for each class as presented parenthetically in the statement of changes in net assets have been restated to reflect the conversion ratio applied in the merger.

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY

AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

During the six-month period ended April 30, 2006, the Board of Trustees, including the Independent Trustees, unanimously approved the the Investment Advisory Agreement (each, an “Advisory Agreement”) between AXA Equitable (the “Manager”) and each investment sub-adviser (each, an “Adviser”) as shown in the table below with respect to the Funds listed.

Agreements Approved by the Trust’s Board of Trustees with respect to the Fund(s)	Funds
Effective as of December 1, 2005, the Board approved The Dreyfus Corporation as the Adviser	AXA Enterprise Money Market Fund

Effective December 2, 2005, the Board approved Mercury Advisers (“Mercury”), a division of Fund Asset Management, L.P., as the Adviser	AXA Enterprise Short Duration Bond Fund

Effective as of January 17, 2006, the Board approved Wentworth, Hauser and Violich as the Adviser	AXA Enterprise International Growth Fund

Effective as of March 9, 2006, the Board approved Boston Advisors LLC (“Boston Advisors”) as the Adviser	AXA Enterprise Equity Income Fund

Effective March 16, 2006, the Board approved Brandywine Asset Management, LLC as the Adviser	AXA Enterprise Socially Responsible Fund

Effective March 16, 2006, the Board approved Ark Asset Management Co., Inc. as the Adviser	AXA Enterprise Large Cap Growth Fund

In approving each of the Advisory Agreements, the Board considered the overall fairness of the Advisory Agreement and whether the Advisory Agreement was in the best interest of the affected Fund. In addition, the Board considered factors it deemed relevant with respect to each Fund, including: (1) the nature, extent and quality of the services to be provided to the Fund by each Adviser and its affiliates; (2) the performance of a composite of similar accounts managed by each Adviser (or, in the case of Mercury and Boston Advisors, the performance of the Fund) as compared to its benchmark and/or peer group; (3) the level of each Adviser’s proposed fee; and (4) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable. In considering each Advisory Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

In connection with its deliberations, the Board received information, in advance of each meeting at which the approvals were made, from the Manager and each Adviser regarding the factors set forth above and met with representatives of the Manager to discuss the Advisory Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting. The Board also took into account the totality of the performance, fee, expense and other information provided to them on a periodic basis throughout the year regarding each Fund. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Advisory Agreements.

The Board, in examining the nature, extent and quality of the services provided by each Adviser, considered each Adviser’s experience in serving as an investment adviser for funds similar to the Funds it would advise. The Board noted the responsibilities that each Adviser would have to the Fund(s) it advises. In particular, the Board considered that each Adviser, with respect to the Fund(s) it advises, would be responsible for making investment decisions, placing all orders for the purchase and sale of investments with brokers or dealers and performing related administrative functions, such as proxy voting, valuations and record-keeping. In addition, the Board reviewed requested information regarding each Adviser’s investment process and the background of each fund manager of each Adviser who would provide services to the Funds. The Board also reviewed information regarding the adequacy of each Adviser’s compliance program and the relevant results. Further, the Board reviewed financial information regarding each Adviser.

As discussed below with respect to each Fund, the Board also considered the short, intermediate and long-term performance of comparable accounts managed by each Adviser (or, in the case of Mercury and Boston Advisors, the performance of the Fund) relative to its primary benchmark and/or peer group. The Board generally considered long-term performance to be more important in its evaluation than short-term performance.

In evaluating each Adviser’s compensation, the Board reviewed the proposed fees payable under each Advisory Agreement. This review included a review of the costs associated with the research and investment processes, personnel and the systems and infrastructure to perform necessary functions. The Board also reviewed and considered the extent to which each Adviser’s fee schedule provides for breakpoints (i.e., a reduction of the applicable advisory fee rate as assets increase). The Board determined that the Manager’s management fee, profitability and each Fund’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by each Fund than the Adviser’s costs and profitability. In this determination, it was understood that these factors were not expected to change as a result of the appointment of each new Adviser since the fees are paid by the Manager and not each Fund. The Board also examined the advisory fees to be paid with respect to each Fund in light of the fees paid by similar accounts advised by each Adviser. The Board considered that each proposed advisory fee generally is comparable to the advisory rate paid to the Adviser with respect to other similar accounts for which it serves as investment adviser.

As part of its evaluation of each Adviser’s compensation, the Board also considered other benefits that may be realized by each Adviser and its respective affiliates from their relationship with the Trust. The Board noted that each Adviser, through its relationship as an Adviser to certain Fund(s), may engage in soft dollar transactions. In this regard, the Board considered each Adviser’s procedures for executing transactions for the Fund(s) it advises as well as each Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from such brokers and dealers. In addition, the Board recognized that each Adviser may be affiliated with registered broker-dealers, which may, from time to time, receive brokerage commissions from certain Funds in connection with the purchase and sale of such Fund’s securities; provided, however, that those transactions must be consistent with seeking best execution. Finally, the Board recognized that affiliates of each Adviser may sell and earn sales commissions from insurance products, the proceeds of which are invested in the relevant Funds.

The Board also considered conflicts of interest that may arise between the Trust and each Adviser in connection with the services provided to the Trust and the various relationships that the Adviser and its affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of each Adviser having responsibility for multiple accounts, such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentives to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. The Board also took into consideration the manner in which such conflicts are addressed by each Adviser.

Based on these considerations, the Board was satisfied that, with respect to each Fund: (1) the Fund was reasonably likely to benefit from the nature, extent and quality of the Adviser’s services; (2) the performance of each Adviser’s composite of similar accounts (or, in the case of Mercury and Boston Advisors, the performance of the Fund and its predecessor, as applicable) was generally reasonable in relation to the performance of the benchmark; and (3) each Adviser’s compensation, including any direct and indirect benefits to be derived by it and its affiliates, is fair and reasonable. Based on the foregoing, the Board, including the Independent Trustees, unanimously approved each Advisory Agreement with respect to the relevant Fund.

AXA Enterprise Money Market Fund

Regarding the performance of the AXA Enterprise Money Market Fund, the Board received information regarding the performance of similar funds advised by the Adviser relative to the average of their peer groups. The Board considered that the similar portfolios advised by the Adviser had outperformed the average of their peer group for the three, five and ten-year periods ended March 31, 2005, but had under-performed their peer group for the one-year period ended on such date.

AXA Enterprise Short Duration Bond Fund

Regarding the performance of the AXA Enterprise Short Duration Bond Fund, the Board received information regarding the performance of such Fund (including its predecessor fund) relative to its benchmark and the average of its peer group for the one-year and since-inception periods ended October 31, 2005. The Board considered that AXA Enterprise Short Duration Bond Fund had comparable performance to its benchmark and the average of its peer group for each of the periods.

AXA Enterprise International Growth Fund

Regarding the performance of the AXA Enterprise International Growth Fund, the Board received information regarding the performance of the Adviser’s international equity composite relative to its benchmark and peer group for the one, three, five, seven and ten-year periods ended September 30, 2005. The Board considered that the international equity strategy had outperformed its benchmark for all of those periods and ranked in the top quartile of its peer group for all but one of those periods.

AXA Enterprise Equity Income Fund

Regarding the performance of the AXA Enterprise Equity Income Fund, the Board received information regarding the performance of such Fund relative to its benchmark and the average of its peer group for the one-year and since-inception periods ended October 31, 2005. The Board considered that the AXA Enterprise Equity Income Fund had comparable performance to its benchmark and the average of its peer group for each of these periods.

AXA Enterprise Socially Responsible Fund

Regarding the performance of the AXA Enterprise Socially Responsible Fund, the Board received information regarding the composite performance of the Adviser’s relevant investment strategy relative to its benchmark for the one and three-year and since-inception period ended December 31, 2005. The Board considered that the Adviser’s large cap value equity socially conscious strategy had outperformed its benchmark for each of these periods.

AXA Enterprise Large Cap Growth Fund

Regarding the performance of the AXA Enterprise Large Cap Growth Fund, the Board received information regarding the composite performance of the Adviser’s relevant investment strategy relative to its benchmark for the one and three-year and since-inception periods ended December 31, 20005. The Board considered that the Adviser’s concentrated growth strategy had outperformed its benchmark for each of these periods.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (47)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc. and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	104	None

Independent Trustees

Theodossios Athanassiades c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (67)	Trustee	From January 2005 to present	Retired. 1996, Vice-Chairman, and 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	70	From May 1994 to present, Director, Atlantic Bank of New York

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)

Jettie M. Edwards c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From January 2005 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	70	From 1997 to present, Director, PBHG Funds; from 1997 to present, Director, PBHG Insurance Series Fund.

David W. Fox c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (74)	Lead Independent Trustee	From January 2005 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	70	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (70)	Trustee	From January 2005 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm).	70	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From January 2005 to present	Retired. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	70	None

Harvey Rosenthal c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (63)	Trustee	From January 2005 to present	From 1997 to present, Consultant/Director. From 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	70	From 1997 to present, Director, LoJack Corporation

Gary S. Schpero c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (52)	Trustee	From January 2005 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	70	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (47)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (50)	Vice President, Secretary	From January 2005 to present	From May 2003 to present, Vice President and Associate General Counsel, AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel, AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (43)	Chief Financial Officer and Treasurer	From January 2005 to present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, Director, Enterprise Capital Management, Inc.; from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (43)	Vice President	From January 2005 to present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, Director of Enterprise Capital Management; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (46)	Vice President	From January 2005 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (37)	Vice President and Controller	From January 2005 to present	From February 2003 to present, Vice President of AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Equitable.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (37)	Chief Compliance Officer	From September 2005 to present	From May 2003 to September 2005, Vice President and Counsel, AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel, AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.

Patricia A. Cox 1290 Avenue of the Americas, New York, New York (48)	Vice President and Anti- Money Laundering Compliance Officer	From November 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.; from May 1996 to September 2001, Vice President of Operations for Enterprise Funds Distributors, Inc.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (34)	Vice President	From November 2005 to present	From November 2005 to present, Vice President, AXA Financial and AXA Equitable; from March 2004 to September 2005, Vice President, AXA Financial and AXA Equitable and Chief Compliance Officer, AXA Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President, AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer, AXA Financial and AXA Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Patricia Maxey 1290 Avenue of the Americas, New York, New York (38)	Vice President and Assistant Secretary	From November 2005 to present	From October 2005 to present, Counsel of AXA Equitable; from February 2004 to August 2005, Chief Compliance Officer of Van Eck Global; from January 2001 to February 2004, Associate of Kirkpatrick & Lockhart Nicholson Graham LLP.

Paraskevou Charalambous 1290 Avenue of the Americas New York, New York (43)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable

David Shagawat 1290 Avenue of the Americas, New York, New York (32)	Assistant Anti-Money Laundering Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP; from January 1999 to April 2002, Business Analyst, Alliance Capital Management LP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 10(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 10(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer

June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
June 30, 2006